UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5878
                                   --------

                        FRANKLIN VALUE INVESTORS TRUST
                        ------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 10/31/03
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                          Franklin Balance Sheet
                                                          Investment Fund

                                                          Franklin Large Cap
                                                          Value Fund

                                                          Franklin MicroCap
                                                          Value Fund

                                                          Franklin Small Cap
                                                          Value Fund


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                ANNUAL REPORT AND SHAREHOLDER LETTER  |  VALUE
--------------------------------------------------------------------------------

                                    FRANKLIN
                              VALUE INVESTORS TRUST

--------------------------------------------------------------------------------


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                                     [LOGO]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS
                      FRANKLIN o Templeton o Mutual Series

Franklin Templeton Investments
GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.


--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------



Not part of the annual report

Contents

SHAREHOLDER LETTER ...........  1


ANNUAL REPORT

Franklin Balance Sheet
Investment Fund ..............  3

Franklin Large Cap
Value Fund ................... 11

Franklin MicroCap
Value Fund ................... 19

Franklin Small Cap
Value Fund ................... 25

Financial Highlights and
Statements of Investments .... 33

Financial Statements ......... 64

Notes to
Financial Statements ......... 69

Independent
Auditors' Report ............. 80

Tax Designation .............. 81

Board Members
and Officers ................. 82

Proxy Voting Policies
and Procedures ............... 86

--------------------------------------------------------------------------------

Annual Report


Franklin Balance Sheet Investment Fund


YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Balance Sheet Investment Fund seeks high total return, of which capital appreciation and income are components, by investing primarily in securities that we believe are undervalued in the marketplace.


This annual report for Franklin Balance Sheet Investment Fund covers the fiscal year ended October 31, 2003.


PERFORMANCE OVERVIEW

Franklin Balance Sheet Investment Fund - Class A posted a +24.51% cumulative total return for the year ended October 31, 2003, as shown in the Performance Summary beginning on page 6. The Fund underperformed its benchmark index, the Russell 2000(R) Value Index, which returned 40.29% for the same period.1 Longer term, the Fund's Class A shares delivered a +11.29% average annual total return and a +209.36% cumulative total return for the 10-year period ended October 31, 2003. Please note the Fund employs a bottom-up stock selection process and the managers invest in securities without regard to benchmark comparisons.


ECONOMIC AND MARKET OVERVIEW

During the fiscal year ended October 31, 2003, the U.S. economy surged to its strongest pace since first quarter 1984. Gross domestic product (GDP) growth rose from an annualized 3.3% in second quarter 2003 to an annualized 8.2% in third quarter 2003. Robust consumer spending, especially for autos and homes, and strong business spending, particularly for equipment and software, contributed to the accelerated economic activity. Also supporting the economy were federal spending primarily due to the Iraq conflict, and state and local spending mainly due to budget improvements.





1. Source: Standard & Poor's Micropal. The Russell 2000 Value Index is market capitalization-weighted and measures performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 38.


                                                               Annual Report | 3

[SIDEBAR]
PORTFOLIO BREAKDOWN
Franklin Balance Sheet Investment Fund
Based on Total Net Assets as of 10/31/03

[BAR CHART]
Retail Trade                                  8.9%
Property-Casualty Insurance                   6.2%
Producer Manufacturing                        6.0%
Life & Health Insurance                       5.7%
Consumer Durables                             5.6%
Transportation                                5.1%
Utilities                                     4.9%
Non-Energy Minerals                           4.2%
Process Industries                            4.1%
Finance, Rental & Leasing                     3.7%
Specialty Insurance                           3.1%
Consumer Non-Durables                         2.5%
Financial Conglomerates                       2.4%
Consumer Services                             2.3%
Industrial Services                           1.8%
Electronic Technology                         1.6%
Energy Minerals                               1.5%
Closed End Mutual Funds                       1.5%
Other                                         3.4%
Short-Term Investments & Other Net Assets    25.5%



The federal funds target rate fell from 1.75% at the beginning of the period to 1.00% in June 2003, the lowest level in 45 years. On October 28, the Federal Reserve Board reiterated that monetary policy would remain accommodative due to substantial excess capacity in the economy and possibly lower inflation. They observed, however, that labor markets seemed to be stabilizing.

Lower interest rates helped reduce financing costs for businesses and consumers. Consumer spending, which normally accounts for two-thirds of GDP, also benefited from additional tax cuts and lower retail prices. Although consumer confidence rose in October, consumers remained anxious about soft labor markets, high debt levels and steep energy prices. Despite solid gains in corporate profits, businesses also continued to harbor concerns about the economy. Aided by greater productivity, businesses seemed to postpone hiring until a sustained economic rebound looked more assured. Encouragingly, August, September and October employment reports showed improving job growth.

Overall, increasing signs of an economic recovery contributed to a general improvement in U.S. equity market performance. For the 12-month reporting period, the Standard & Poor's 500 Composite Index (S&P 500), a broad measure of the stock market, posted a 20.79% total return.2


INVESTMENT STRATEGY

Our strategy is to buy shares of financially sound, well-established companies at a low price-to-book value when we have reasonable confidence that book value will increase over several years. Book value per share is a company's net worth or shareholders' equity on an accounting or "book" basis, divided by shares outstanding. We define "low price-to-book value" as the lower two deciles (20%) of our investable universe, which we derive from a proprietary database for screening purposes. This strategy is not aimed at trading gains, nor do we consider the composition of any index. Rather, we try to identify individual companies that meet our investment criteria, and we assume at purchase that we will hold the positions for several years.


MANAGER'S DISCUSSION

On October 31, 2003, we held positions in 97 companies, not including preferred stock, closed end funds or companies in liquidation. Of these, we owned 82 for the entire fiscal year, with 25 of the 82 appreciating 50% or more during the year and another 12 up more than 30%, not including dividends. Several holdings within



2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.


4 | Annual Report
consumer durables and electronic technology posted strong gains. All five of our consumer durables holdings rose more than 50% each for the year. In addition, specific stocks in retail trade gained more than 50% each -- Fred's, Zale, Haverty Furniture and Federated Department Stores.

Our largest sector weighting at period-end was finance, which includes insurance, banks and financial companies, at 22.0% of total net assets. On a sector basis, finance was the biggest contributor to Fund performance. In particular, CIT Financial Group, National Western Life Insurance and Radian were up 50% or more, and Amerus, Manulife Financial, MetLife, Prudential Financial and Selective Insurance appreciated more than 30% during the year.

Conversely, we had several negative performers. The biggest detractors from the Fund's performance for the year under review included CNH Global, an agricultural equipment maker, and two holdings that we sold, disability insurer UnumProvident and Nash Finch, a grocery distributor and retailer.

Two of the fifteen positions we initiated during the Fund's fiscal year, Airborne and OfficeMax, were the subjects of takeover bids, generating gains well above 50% during the period. We also had positive performance from other new holdings. However, early positive price movement can be a mixed blessing for the Fund because we are price-sensitive buyers and tend to hold positions for long periods, consistent with our investment strategy. Although immediate positive returns can produce pleasing short-term performance, such moves may limit the amount of stock we can buy, and as a consequence we may miss some potential gains in subsequent periods.

Thank you for your participation in Franklin Balance Sheet Investment Fund. We look forward to serving your future investment needs.



[SIDEBAR]
TOP 10 EQUITY HOLDINGS
Franklin Balance Sheet Investment Fund
10/31/03

-------------------------------------------------
  COMPANY                             % OF TOTAL
  SECTOR/INDUSTRY                     NET ASSETS
-------------------------------------------------
  CIT Group Inc.                            2.3%
   FINANCE, RENTAL & LEASING
-------------------------------------------------
  Old Republic International Corp.          2.1%
   PROPERTY-CASUALTY INSURANCE
-------------------------------------------------
  Aztar Corp.                               1.9%
   CONSUMER SERVICES
-------------------------------------------------
  Pulte Homes Inc.                          1.7%
  CONSUMER DURABLES
-------------------------------------------------
  Prudential Financial Inc.                 1.7%
   FINANCIAL CONGLOMERATES
-------------------------------------------------
  American National Insurance Co.           1.6%
   LIFE & HEALTH INSURANCE
-------------------------------------------------
  Peabody Energy Corp.                      1.5%
   ENERGY MINERALS
-------------------------------------------------
  United States Steel Corp.                 1.5%
   NON-ENERGY MINERALS
-------------------------------------------------
  Dollar Thrifty Automotive Group Inc.      1.4%
   FINANCE, RENTAL & LEASING
-------------------------------------------------
  Overseas Shipholding Group Inc.           1.4%
   TRANSPORTATION
-------------------------------------------------




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                               Annual Report | 5

Performance Summary as of 10/31/03

FRANKLIN BALANCE SHEET INVESTMENT FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION
--------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE          10/31/03         10/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$8.46            $45.47           $37.01
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/02-10/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2480
--------------------------------------------------------------------------------------------------
  Short-Term Capital Gain               $0.0846
--------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.1658
--------------------------------------------------------------------------------------------------
        TOTAL                           $0.4984
--------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE          10/31/03         10/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$8.33            $44.97           $36.64
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/02-10/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0051
--------------------------------------------------------------------------------------------------
  Short-Term Capital Gain               $0.0846
--------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.1658
--------------------------------------------------------------------------------------------------
        TOTAL                           $0.2555
--------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE          10/31/03         10/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$8.34            $45.01           $36.67
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/02-10/31/03)
--------------------------------------------------------------------------------------------------
  Short-Term Capital Gain               $0.0846
--------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.1658
--------------------------------------------------------------------------------------------------
        TOTAL                           $0.2504
--------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE          10/31/03         10/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$8.38            $45.30           $36.92
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/02-10/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.2204
--------------------------------------------------------------------------------------------------
  Short-Term Capital Gain               $0.0846
--------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.1658
--------------------------------------------------------------------------------------------------
        TOTAL                           $0.4708
--------------------------------------------------------------------------------------------------




6 | Past performance does not guarantee future results. | Annual Report

PRICE AND DISTRIBUTION INFORMATION (CONTINUED)
--------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE          10/31/03         10/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$8.48            $45.54           $37.06
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/02-10/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.3283
--------------------------------------------------------------------------------------------------
  Short-Term Capital Gain               $0.0846
--------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $0.1658
--------------------------------------------------------------------------------------------------
        TOTAL                           $0.5787
--------------------------------------------------------------------------------------------------


Franklin Balance Sheet Investment Fund paid distributions derived from long-term capital gains of 16.58 cents ($0.1658) per share in December 2002. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).


PERFORMANCE
------------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +24.51%           +66.61%         +209.36%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +17.34%            +9.45%          +11.29%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $11,734           $15,704          $29,158
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                   +11.64%            +8.40%          +10.89%
------------------------------------------------------------------------------------------------------
  CLASS B                                                                 1-YEAR   INCEPTION (3/1/01)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                              +23.58%          +27.31%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                          +19.58%           +8.49%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                          $11,958          $12,431
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                                     +13.57%           +5.95%
------------------------------------------------------------------------------------------------------
  CLASS C                                                                 1-YEAR   INCEPTION (3/1/01)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                              +23.57%          +27.36%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                          +21.35%           +9.07%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                          $12,135          $12,607
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                                     +15.42%           +6.60%
------------------------------------------------------------------------------------------------------
  CLASS R                                                                 1-YEAR   INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                              +24.26%          +14.90%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                          +23.26%           +7.90%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                         $12,326           $11,490
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                                     +17.21%           +4.21%
------------------------------------------------------------------------------------------------------
  ADVISOR CLASS5                                        1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +24.80%           +67.61%         +211.22%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +24.80%           +10.88%          +12.02%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $12,480           $16,761          $31,122
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                   +18.71%            +9.82%          +11.61%
------------------------------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


         Annual Report | Past performance does not guarantee future results. | 7

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.



AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS A                    10/31/03
--------------------------------------
  1-Year                      +17.34%
--------------------------------------
  5-Year                       +9.45%
--------------------------------------
  10-Year                     +11.29%
--------------------------------------

CLASS A (11/1/93-10/31/03)

[LINE CHART]

DATE             FRANKLIN BALANCE SHEET INVESTMENT FUND              RUSSELL 2000 VALUE INDEX 6            CPI 6
11/1/93          $9,426                                              $10,000                               $10,000
11/30/93         $9,257                                              $9,740                                $10,007
12/31/93         $9,329                                              $10,026                               $10,007
1/31/94          $9,594                                              $10,384                               $10,034
2/28/94          $9,483                                              $10,354                               $10,069
3/31/94          $9,170                                              $9,889                                $10,103
4/30/94          $9,286                                              $9,987                                $10,117
5/31/94          $9,389                                              $9,973                                $10,124
6/30/94          $9,414                                              $9,712                                $10,158
7/31/94          $9,637                                              $9,892                                $10,185
8/31/94          $9,907                                              $10,281                               $10,226
9/30/94          $9,898                                              $10,172                               $10,254
10/31/94         $9,748                                              $9,986                                $10,261
11/30/94         $9,426                                              $9,583                                $10,275
12/31/94         $9,468                                              $9,871                                $10,275
1/31/95          $9,753                                              $9,823                                $10,316
2/28/95          $10,187                                             $10,187                               $10,357
3/31/95          $10,402                                             $10,237                               $10,391
4/30/95          $10,744                                             $10,541                               $10,426
5/31/95          $10,968                                             $10,767                               $10,446
6/30/95          $11,223                                             $11,135                               $10,467
7/31/95          $11,491                                             $11,541                               $10,467
8/31/95          $11,795                                             $11,884                               $10,494
9/30/95          $11,927                                             $12,062                               $10,515
10/31/95         $11,631                                             $11,580                               $10,549
11/30/95         $12,033                                             $12,040                               $10,542
12/31/95         $12,313                                             $12,413                               $10,535
1/31/96          $12,373                                             $12,495                               $10,597
2/29/96          $12,461                                             $12,691                               $10,631
3/31/96          $12,770                                             $12,958                               $10,686
4/30/96          $13,099                                             $13,311                               $10,728
5/31/96          $13,353                                             $13,648                               $10,748
6/30/96          $13,232                                             $13,487                               $10,755
7/31/96          $12,917                                             $12,770                               $10,776
8/31/96          $13,344                                             $13,324                               $10,796
9/30/96          $13,460                                             $13,688                               $10,830
10/31/96         $13,600                                             $13,847                               $10,865
11/30/96         $14,141                                             $14,592                               $10,885
12/31/96         $14,469                                             $15,065                               $10,885
1/31/97          $15,002                                             $15,297                               $10,920
2/28/97          $15,251                                             $15,442                               $10,954
3/31/97          $14,960                                             $15,028                               $10,981
4/30/97          $14,889                                             $15,249                               $10,995
5/31/97          $15,801                                             $16,463                               $10,988
6/30/97          $16,683                                             $17,296                               $11,002
7/31/97          $17,353                                             $18,022                               $11,016
8/31/97          $17,445                                             $18,308                               $11,036
9/30/97          $18,597                                             $19,526                               $11,064
10/31/97         $18,069                                             $18,995                               $11,091
11/30/97         $17,971                                             $19,203                               $11,084
12/31/97         $18,227                                             $19,854                               $11,071
1/31/98          $18,194                                             $19,495                               $11,091
2/28/98          $19,276                                             $20,673                               $11,112
3/31/98          $20,007                                             $21,512                               $11,132
4/30/98          $20,275                                             $21,618                               $11,153
5/31/98          $20,013                                             $20,853                               $11,174
6/30/98          $19,860                                             $20,735                               $11,187
7/31/98          $18,794                                             $19,111                               $11,201
8/31/98          $16,777                                             $16,118                               $11,215
9/30/98          $17,166                                             $17,028                               $11,229
10/31/98         $17,501                                             $17,534                               $11,256
11/30/98         $17,759                                             $18,008                               $11,256
12/31/98         $18,116                                             $18,573                               $11,249
1/31/99          $17,909                                             $18,152                               $11,277
2/28/99          $16,912                                             $16,912                               $11,290
3/31/99          $16,331                                             $16,773                               $11,325
4/30/99          $17,400                                             $18,304                               $11,407
5/31/99          $18,072                                             $18,866                               $11,407
6/30/99          $19,204                                             $19,550                               $11,407
7/31/99          $18,950                                             $19,086                               $11,441
8/31/99          $18,058                                             $18,388                               $11,469
9/30/99          $17,505                                             $18,020                               $11,524
10/31/99         $17,320                                             $17,660                               $11,544
11/30/99         $17,655                                             $17,751                               $11,551
12/31/99         $17,838                                             $18,297                               $11,551
1/31/00          $17,287                                             $17,818                               $11,585
2/29/00          $17,709                                             $18,907                               $11,654
3/31/00          $17,985                                             $18,996                               $11,750
4/30/00          $18,190                                             $19,108                               $11,757
5/31/00          $17,962                                             $18,817                               $11,771
6/30/00          $18,490                                             $19,367                               $11,833
7/31/00          $18,972                                             $20,012                               $11,860
8/31/00          $19,813                                             $20,907                               $11,860
9/30/00          $20,119                                             $20,788                               $11,922
10/31/00         $20,519                                             $20,714                               $11,942
11/30/00         $20,272                                             $20,293                               $11,949
12/31/00         $21,489                                             $22,473                               $11,942
1/31/01          $22,338                                             $23,093                               $12,018
2/28/01          $22,459                                             $23,061                               $12,066
3/31/01          $21,910                                             $22,692                               $12,093
4/30/01          $22,996                                             $23,742                               $12,141
5/31/01          $24,275                                             $24,352                               $12,196
6/30/01          $24,673                                             $25,332                               $12,217
7/31/01          $24,565                                             $24,764                               $12,183
8/31/01          $24,788                                             $24,678                               $12,183
9/30/01          $22,120                                             $21,954                               $12,237
10/31/01         $22,769                                             $22,528                               $12,196
11/30/01         $23,907                                             $24,146                               $12,176
12/31/01         $25,293                                             $25,625                               $12,128
1/31/02          $25,305                                             $25,965                               $12,155
2/28/02          $25,874                                             $26,123                               $12,203
3/31/02          $26,899                                             $28,079                               $12,272
4/30/02          $27,272                                             $29,068                               $12,340
5/31/02          $26,741                                             $28,106                               $12,340
6/30/02          $26,589                                             $27,484                               $12,347
7/31/02          $24,608                                             $23,400                               $12,361
8/31/02          $24,476                                             $23,296                               $12,402
9/30/02          $23,014                                             $21,632                               $12,423
10/31/02         $23,419                                             $21,958                               $12,443
11/30/02         $24,438                                             $23,710                               $12,443
12/31/02         $23,784                                             $22,697                               $12,416
1/31/03          $23,239                                             $22,058                               $12,471
2/28/03          $22,412                                             $21,316                               $12,567
3/31/03          $22,624                                             $21,544                               $12,642
4/30/03          $23,977                                             $23,590                               $12,615
5/31/03          $25,304                                             $25,999                               $12,594
6/30/03          $25,702                                             $26,440                               $12,608
7/31/03          $26,683                                             $27,758                               $12,622
8/31/03          $27,626                                             $28,813                               $12,670
9/30/03          $27,260                                             $28,482                               $12,711
10/31/03         $29,158                                             $30,805                               $12,697



AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS B                    10/31/03
--------------------------------------
  1-Year                      +19.58%
--------------------------------------
  Since Inception (3/1/01)     +8.49%
--------------------------------------



CLASS B (3/1/01-10/31/03)

[LINE CHART]

DATE               FRANKLIN BALANCE SHEET INVESTMENT FUND   RUSSELL 2000 VALUE INDEX 6        CPI 6
3/1/01             $10,000                                  $10,000                           $10,000
3/31/01            $9,755                                   $9,840                            $10,023
4/30/01            $10,231                                  $10,295                           $10,063
5/31/01            $10,793                                  $10,560                           $10,108
6/30/01            $10,964                                  $10,985                           $10,125
7/31/01            $10,905                                  $10,738                           $10,097
8/31/01            $10,999                                  $10,701                           $10,097
9/30/01            $9,810                                   $9,520                            $10,142
10/31/01           $10,091                                  $9,768                            $10,108
11/30/01           $10,587                                  $10,470                           $10,091
12/31/01           $11,193                                  $11,111                           $10,051
1/31/02            $11,193                                  $11,259                           $10,074
2/28/02            $11,437                                  $11,327                           $10,114
3/31/02            $11,884                                  $12,176                           $10,171
4/30/02            $12,041                                  $12,604                           $10,228
5/31/02            $11,800                                  $12,188                           $10,228
6/30/02            $11,724                                  $11,918                           $10,233
7/31/02            $10,844                                  $10,147                           $10,245
8/31/02            $10,779                                  $10,102                           $10,279
9/30/02            $10,130                                  $9,380                            $10,296
10/31/02           $10,301                                  $9,521                            $10,313
11/30/02           $10,743                                  $10,281                           $10,313
12/31/02           $10,449                                  $9,842                            $10,290
1/31/03            $10,202                                  $9,565                            $10,336
2/28/03            $9,834                                   $9,243                            $10,415
3/31/03            $9,919                                   $9,342                            $10,478
4/30/03            $10,508                                  $10,229                           $10,455
5/31/03            $11,080                                  $11,274                           $10,438
6/30/03            $11,250                                  $11,465                           $10,449
7/31/03            $11,669                                  $12,037                           $10,461
8/31/03            $12,077                                  $12,494                           $10,501
9/30/03            $11,910                                  $12,351                           $10,535
10/31/03           $12,431                                  $13,358                           $10,523



8 | Past performance does not guarantee future results. | Annual Report

AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS C                    10/31/03
--------------------------------------
  1-Year                      +21.35%
--------------------------------------
  Since Inception (3/1/01)     +9.07%
--------------------------------------

CLASS C (3/1/01-10/31/03)

[LINE CHART]

DATE                FRANKLIN BALANCE SHEET INVESTMENT FUND           RUSSELL 2000 VALUE INDEX 6             CPI 6
3/1/01              $9,899                                           $10,000                                $10,000
3/31/01             $9,660                                           $9,840                                 $10,023
4/30/01             $10,128                                          $10,295                                $10,063
5/31/01             $10,681                                          $10,560                                $10,108
6/30/01             $10,855                                          $10,985                                $10,125
7/31/01             $10,802                                          $10,738                                $10,097
8/31/01             $10,893                                          $10,701                                $10,097
9/30/01             $9,717                                           $9,520                                 $10,142
10/31/01            $9,992                                           $9,768                                 $10,108
11/30/01            $10,486                                          $10,470                                $10,091
12/31/01            $11,084                                          $11,111                                $10,051
1/31/02             $11,084                                          $11,259                                $10,074
2/28/02             $11,326                                          $11,327                                $10,114
3/31/02             $11,769                                          $12,176                                $10,171
4/30/02             $11,927                                          $12,604                                $10,228
5/31/02             $11,685                                          $12,188                                $10,228
6/30/02             $11,613                                          $11,918                                $10,233
7/31/02             $10,739                                          $10,147                                $10,245
8/31/02             $10,675                                          $10,102                                $10,279
9/30/02             $10,032                                          $9,380                                 $10,296
10/31/02            $10,202                                          $9,521                                 $10,313
11/30/02            $10,639                                          $10,281                                $10,313
12/31/02            $10,350                                          $9,842                                 $10,290
1/31/03             $10,103                                          $9,565                                 $10,336
2/28/03             $9,753                                           $9,243                                 $10,415
3/31/03             $9,826                                           $9,342                                 $10,478
4/30/03             $10,409                                          $10,229                                $10,455
5/31/03             $10,974                                          $11,274                                $10,438
6/30/03             $11,142                                          $11,465                                $10,449
7/31/03             $11,560                                          $12,037                                $10,461
8/31/03             $11,960                                          $12,494                                $10,501
9/30/03             $11,795                                          $12,351                                $10,535
10/31/03            $12,607                                          $13,358                                $10,523



AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS R                    10/31/03
--------------------------------------
  1-Year                      +23.26%
--------------------------------------
  Since Inception (1/1/02)     +7.90%
--------------------------------------


CLASS R (1/1/02-10/31/03)

[LINE CHART]

DATE             FRANKLIN BALANCE SHEET INVESTMENT FUND     RUSSELL 2000 VALUE INDEX 6               CPI 6
1/1/02           $10,000                                    $10,000                                  $10,000
1/31/02          $10,002                                    $10,133                                  $10,023
2/28/02          $10,227                                    $10,194                                  $10,062
3/31/02          $10,631                                    $10,958                                  $10,119
4/30/02          $10,777                                    $11,344                                  $10,175
5/31/02          $10,564                                    $10,968                                  $10,175
6/30/02          $10,499                                    $10,726                                  $10,181
7/31/02          $9,713                                     $9,132                                   $10,192
8/31/02          $9,658                                     $9,091                                   $10,226
9/30/02          $9,080                                     $8,442                                   $10,243
10/31/02         $9,238                                     $8,569                                   $10,260
11/30/02         $9,638                                     $9,253                                   $10,260
12/31/02         $9,378                                     $8,857                                   $10,238
1/31/03          $9,160                                     $8,608                                   $10,283
2/28/03          $8,833                                     $8,319                                   $10,362
3/31/03          $8,919                                     $8,408                                   $10,424
4/30/03          $9,451                                     $9,206                                   $10,402
5/31/03          $9,971                                     $10,146                                  $10,385
6/30/03          $10,128                                    $10,318                                  $10,396
7/31/03          $10,508                                    $10,833                                  $10,407
8/31/03          $10,881                                    $11,244                                  $10,447
9/30/03          $10,734                                    $11,115                                  $10,481
10/31/03         $11,490                                    $12,021                                  $10,470


         Annual Report | Past performance does not guarantee future results. | 9

AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  ADVISOR CLASS 5            10/31/03
--------------------------------------
  1-Year                      +24.80%
--------------------------------------
  5-Year                      +10.88%
--------------------------------------
  10-Year                     +12.02%
--------------------------------------


ADVISOR CLASS (11/1/93-10/31/03)5

[LINE CHART]

DATE        FRANKLIN BALANCE SHEET INVESTMENT FUND         RUSSELL 2000 VALUE INDEX 6           CPI 6
11/1/93     $10,000                                        $10,000                              $10,000
11/30/93    $9,822                                         $9,740                               $10,007
12/31/93    $9,897                                         $10,026                              $10,007
1/31/94     $10,178                                        $10,384                              $10,034
2/28/94     $10,061                                        $10,354                              $10,069
3/31/94     $9,729                                         $9,889                               $10,103
4/30/94     $9,852                                         $9,987                               $10,117
5/31/94     $9,961                                         $9,973                               $10,124
6/30/94     $9,988                                         $9,712                               $10,158
7/31/94     $10,224                                        $9,892                               $10,185
8/31/94     $10,511                                        $10,281                              $10,226
9/30/94     $10,502                                        $10,172                              $10,254
10/31/94    $10,342                                        $9,986                               $10,261
11/30/94    $10,000                                        $9,583                               $10,275
12/31/94    $10,046                                        $9,871                               $10,275
1/31/95     $10,348                                        $9,823                               $10,316
2/28/95     $10,808                                        $10,187                              $10,357
3/31/95     $11,036                                        $10,237                              $10,391
4/30/95     $11,399                                        $10,541                              $10,426
5/31/95     $11,636                                        $10,767                              $10,446
6/30/95     $11,907                                        $11,135                              $10,467
7/31/95     $12,192                                        $11,541                              $10,467
8/31/95     $12,514                                        $11,884                              $10,494
9/30/95     $12,654                                        $12,062                              $10,515
10/31/95    $12,340                                        $11,580                              $10,549
11/30/95    $12,766                                        $12,040                              $10,542
12/31/95    $13,064                                        $12,413                              $10,535
1/31/96     $13,127                                        $12,495                              $10,597
2/29/96     $13,220                                        $12,691                              $10,631
3/31/96     $13,548                                        $12,958                              $10,686
4/30/96     $13,897                                        $13,311                              $10,728
5/31/96     $14,167                                        $13,648                              $10,748
6/30/96     $14,039                                        $13,487                              $10,755
7/31/96     $13,704                                        $12,770                              $10,776
8/31/96     $14,157                                        $13,324                              $10,796
9/30/96     $14,280                                        $13,688                              $10,830
10/31/96    $14,429                                        $13,847                              $10,865
11/30/96    $15,003                                        $14,592                              $10,885
12/31/96    $15,350                                        $15,065                              $10,885
1/31/97     $15,916                                        $15,297                              $10,920
2/28/97     $16,180                                        $15,442                              $10,954
3/31/97     $15,872                                        $15,028                              $10,981
4/30/97     $15,796                                        $15,249                              $10,995
5/31/97     $16,764                                        $16,463                              $10,988
6/30/97     $17,700                                        $17,296                              $11,002
7/31/97     $18,411                                        $18,022                              $11,016
8/31/97     $18,508                                        $18,308                              $11,036
9/30/97     $19,731                                        $19,526                              $11,064
10/31/97    $19,170                                        $18,995                              $11,091
11/30/97    $19,067                                        $19,203                              $11,084
12/31/97    $19,338                                        $19,854                              $11,071
1/31/98     $19,303                                        $19,495                              $11,091
2/28/98     $20,450                                        $20,673                              $11,112
3/31/98     $21,227                                        $21,512                              $11,132
4/30/98     $21,510                                        $21,618                              $11,153
5/31/98     $21,233                                        $20,853                              $11,174
6/30/98     $21,070                                        $20,735                              $11,187
7/31/98     $19,939                                        $19,111                              $11,201
8/31/98     $17,799                                        $16,118                              $11,215
9/30/98     $18,212                                        $17,028                              $11,229
10/31/98    $18,568                                        $17,534                              $11,256
11/30/98    $18,842                                        $18,008                              $11,256
12/31/98    $19,220                                        $18,573                              $11,249
1/31/99     $19,001                                        $18,152                              $11,277
2/28/99     $17,943                                        $16,912                              $11,290
3/31/99     $17,327                                        $16,773                              $11,325
4/30/99     $18,460                                        $18,304                              $11,407
5/31/99     $19,173                                        $18,866                              $11,407
6/30/99     $20,374                                        $19,550                              $11,407
7/31/99     $20,105                                        $19,086                              $11,441
8/31/99     $19,158                                        $18,388                              $11,469
9/30/99     $18,572                                        $18,020                              $11,524
10/31/99    $18,375                                        $17,660                              $11,544
11/30/99    $18,731                                        $17,751                              $11,551
12/31/99    $18,925                                        $18,297                              $11,551
1/31/00     $18,341                                        $17,818                              $11,585
2/29/00     $18,788                                        $18,907                              $11,654
3/31/00     $19,081                                        $18,996                              $11,750
4/30/00     $19,299                                        $19,108                              $11,757
5/31/00     $19,056                                        $18,817                              $11,771
6/30/00     $19,617                                        $19,367                              $11,833
7/31/00     $20,129                                        $20,012                              $11,860
8/31/00     $21,020                                        $20,907                              $11,860
9/30/00     $21,345                                        $20,788                              $11,922
10/31/00    $21,770                                        $20,714                              $11,942
11/30/00    $21,507                                        $20,293                              $11,949
12/31/00    $22,798                                        $22,473                              $11,942
1/31/01     $23,700                                        $23,093                              $12,018
2/28/01     $23,828                                        $23,061                              $12,066
3/31/01     $23,251                                        $22,692                              $12,093
4/30/01     $24,404                                        $23,742                              $12,141
5/31/01     $25,767                                        $24,352                              $12,196
6/30/01     $26,192                                        $25,332                              $12,217
7/31/01     $26,083                                        $24,764                              $12,183
8/31/01     $26,326                                        $24,678                              $12,183
9/30/01     $23,497                                        $21,954                              $12,237
10/31/01    $24,186                                        $22,528                              $12,196
11/30/01    $25,401                                        $24,146                              $12,176
12/31/01    $26,874                                        $25,625                              $12,128
1/31/02     $26,887                                        $25,965                              $12,155
2/28/02     $27,505                                        $26,123                              $12,203
3/31/02     $28,605                                        $28,079                              $12,272
4/30/02     $29,008                                        $29,068                              $12,340
5/31/02     $28,443                                        $28,106                              $12,340
6/30/02     $28,288                                        $27,484                              $12,347
7/31/02     $26,182                                        $23,400                              $12,361
8/31/02     $26,054                                        $23,296                              $12,402
9/30/02     $24,507                                        $21,632                              $12,423
10/31/02    $24,937                                        $21,958                              $12,443
11/30/02    $26,027                                        $23,710                              $12,443
12/31/02    $25,333                                        $22,697                              $12,416
1/31/03     $24,759                                        $22,058                              $12,471
2/28/03     $23,884                                        $21,316                              $12,567
3/31/03     $24,110                                        $21,544                              $12,642
4/30/03     $25,559                                        $23,590                              $12,615
5/31/03     $26,980                                        $25,999                              $12,594
6/30/03     $27,410                                        $26,440                              $12,608
7/31/03     $28,463                                        $27,758                              $12,622
8/31/03     $29,474                                        $28,813                              $12,670
9/30/03     $29,092                                        $28,482                              $12,711
10/31/03    $31,122                                        $30,805                              $12,697

ENDNOTES


THE FUND'S ABILITY TO INVEST IN SMALL, RELATIVELY NEW COMPANIES INVOLVES ADDITIONAL RISKS SUCH AS SMALL REVENUES, LIMITED PRODUCT LINES AND SMALL MARKET SHARE. HISTORICALLY, THESE SECURITIES HAVE EXHIBITED GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, ESPECIALLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.


CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 1/2/01, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 3/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 3/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 2/28/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 3/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +30.68% and +10.55%.

6. Source: Standard & Poor's Micropal. The Russell 2000 Value Index is market capitalization-weighted and measures performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.


10 | Past performance does not guarantee future results. | Annual Report

Franklin Large Cap Value Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Large Cap Value Fund seeks long-term capital appreciation by investing at least 80% of net assets in securities of large capitalization companies that we believe are undervalued. Large capitalization companies are those that are similar in size to those in the Russell 1000(R) Index at the time of purchase. 1



This annual report for Franklin Large Cap Value Fund covers the fiscal year ended October 31, 2003.


PERFORMANCE OVERVIEW

Franklin Large Cap Value Fund - Class A posted a +19.08% cumulative total return for the year ended October 31, 2003, as shown in the Performance Summary beginning on page 14. The Fund underperformed its benchmark, the Russell 1000 Value Index, which posted a 22.87% total return for the same period.2 Please note the Fund employs a bottom-up stock selection process, and the managers invest in securities without regard to benchmark comparisons.


ECONOMIC AND MARKET OVERVIEW

During the fiscal year ended October 31, 2003, the U.S. economy surged to its strongest pace since first quarter 1984. Gross domestic product (GDP) growth rose from an annualized 3.3% in second quarter 2003 to an annualized 8.2% in third quarter 2003. Robust consumer spending, especially for autos and homes, and strong business spending, particularly for equipment and software, contributed to the accelerated economic activity. Also supporting the economy were federal spending primarily due to the Iraq conflict, and state and local spending mainly due to budget improvements.





1. The Russell 1000 Index is market capitalization-weighted and measures performance of the 1,000 largest companies in the Russell 3000(R) Index, which represent approximately 92% of the total market capitalization of the Russell 3000 Index.

2. Source: Standard & Poor's Micropal. The Russell 1000 Value Index is market capitalization-weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 47.


                                                              Annual Report | 11

[SIDEBAR]
PORTFOLIO BREAKDOWN
Franklin Large Cap Value Fund
Based on Total Net Assets as of 10/31/03

[BAR CHART]
Consumer Non-Durables                         9.4%
Health Technology                             8.6%
Consumer Services                             8.1%
Property-Casualty Insurance                   5.6%
Retail Trade                                  5.4%
Energy Minerals                               5.4%
Major Banks                                   4.4%
Financial Conglomerates                       4.1%
Industrial Services                           3.7%
Finance, Rental & Leasing                     3.7%
Life & Health Insurance                       3.0%
Multi-Line Insurance                          3.0%
Producer Manufacturing                        2.9%
Process Industries                            2.7%
Transportation                                2.6%
Communications                                2.1%
Technology Services                           1.9%
Regional Banks                                1.8%
Other                                         6.5%
Short-Term Investments & Other Net Assets    15.1%


The federal funds target rate fell from 1.75% at the beginning of the period to 1.00% in June 2003, the lowest level in 45 years. On October 28, the Federal Reserve Board reiterated that monetary policy would remain accommodative due to substantial excess capacity in the economy and possibly lower inflation. They observed, however, that the labor market seemed to be stabilizing.

Lower interest rates helped reduce financing costs for businesses and consumers. Consumer spending, which normally accounts for two-thirds of GDP, also benefited from additional tax cuts and lower retail prices. Although consumer confidence rose in October, consumers remained anxious about soft labor markets, high debt levels and steep energy prices. Despite solid gains in corporate profits, businesses also continued to harbor concerns about the economy. Aided by greater productivity, businesses seemed to postpone hiring until a sustained economic rebound looked more assured. Encouragingly, August, September and October employment reports showed improving job growth.

Overall, increasing signs of an economic recovery contributed to a general improvement in U.S. equity market performance. For the 12-month reporting period, the Standard & Poor's 500 Composite Index (S&P 500), a broad measure of the stock market, posted a 20.79% total return. 3


INVESTMENT STRATEGY

The Fund seeks to maintain a diversified portfolio of large-capitalization companies that are attractively valued relative to the overall market, the company's industry group or the company's historical valuation. The Fund purchases stocks that are out of favor in the market for reasons we believe will prove to be temporary in nature. We believe this contrarian approach will provide favorable returns for our shareholders over time.


MANAGER'S DISCUSSION

The Fund's largest gainer was Cendant, which appreciated 77.65% during the year under review. Cendant began the period trading at $11.50, ended the period at $20.43, and had earnings per share from continuing operations of $1.48 in the 12 months ended September 2003. Federated Department Stores, which operates the Macy's and Bloomingdale's stores, also contributed to Fund performance during the period. The company had stronger-than-anticipated sales in the closing months of the Fund's fiscal year and paid its first dividend since 1988. Another positive performer for the Fund was McDonald's. Strong results in the U.S. contributed to higher earnings for the company in third quarter 2003 for the first time in more than a year.



3. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.


12 | Annual Report

Despite the Fund's double-digit returns for the period, several stocks declined in value during the period. The stock that most hindered Fund performance was Sara Lee, a worldwide marketer of food and other consumer products. Although the stock rallied sharply at the conclusion of the Fund's previous fiscal year, the shares declined when subsequent earnings reports were disappointing. Another drag on Fund performance was international oil and gas contract driller Transocean whose revenues and earnings declined during the period. The price of government-sponsored mortgage investor Freddie Mac declined when the company announced it would restate results for years 2000 through 2002, even though the company indicated the restatement would result in cumulatively higher net income and shareholder equity.

During the year under review, we added six new companies to the Fund's portfolio: Kimberly-Clark, a leading marketer of consumer tissue products; Procter & Gamble, the largest manufacturer of U.S. household products; Pfizer, the largest U.S. pharmaceutical company; Abbott Laboratories, a provider of diversified health care products; Gannett, the publisher of USA Today; and Occidental Petroleum, a major oil and gas producer. Based on 2004 consensus earnings estimates, as of October 31, 2003, all six stocks traded in the lower half of their 10-year historical price/earnings ratio range and provided positive returns on our average cost through period-end.

We sold our positions in four companies during the period as the stocks either met our price targets or experienced a change in fundamentals. These companies were oil and gas producer Anadarko Petroleum, media company Clear Channel Communications, mortgage insurer MGIC Investment and aerospace products manufacturer Honeywell International.

Thank you for your participation in Franklin Large Cap Value Fund. We look forward to serving your future investment needs.

[SIDEBAR]

TOP 10 EQUITY HOLDINGS
Franklin Large Cap Value Fund
10/31/03

------------------------------------------
  COMPANY                      % OF TOTAL
  SECTOR/INDUSTRY              NET ASSETS
------------------------------------------
  Pfizer Inc.                        3.5%
   HEALTH TECHNOLOGY
------------------------------------------
  Allstate Corp.                     3.5%
   PROPERTY-CASUALTY INSURANCE
------------------------------------------
  Procter & Gamble Co.               3.4%
   CONSUMER NON-DURABLES
------------------------------------------
  Gannett Co. Inc.                   3.4%
   CONSUMER SERVICES
------------------------------------------
  Federated Department Stores Inc.   3.1%
   RETAIL TRADE
------------------------------------------
  McDonald's Corp.                   3.0%
   CONSUMER SERVICES
------------------------------------------
  Kimberly-Clark Corp.               3.0%
   CONSUMER NON-DURABLES
------------------------------------------
  MetLife Inc.                       3.0%
   LIFE & HEALTH INSURANCE
------------------------------------------
  American International Group Inc.  3.0%
   MULTI-LINE INSURANCE
------------------------------------------
  Sara Lee Corp.                     3.0%
   CONSUMER NON-DURABLES
------------------------------------------


THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 13

Performance Summary as of 10/31/03

FRANKLIN LARGE CAP VALUE FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION
--------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE          10/31/03         10/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.92            $12.40           $10.48
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/02-10/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0676
--------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE          10/31/03         10/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.90            $12.29           $10.39
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/02-10/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0054
--------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE          10/31/03         10/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.89            $12.28           $10.39
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/02-10/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0142
--------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE          10/31/03         10/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$1.86            $12.34           $10.48
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/02-10/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0918
--------------------------------------------------------------------------------------------------



14 |  Past performance does not guarantee future results. | Annual Report

PERFORMANCE 1
-------------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            3-YEAR   INCEPTION (6/1/00)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                            +19.08%           +14.69%          +27.54%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 3                        +12.22%            +2.62%           +5.53%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 4                        $11,222           $10,808          $12,021
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 5                   +17.15%            +2.95%           +4.25%
-------------------------------------------------------------------------------------------------------
  CLASS B                                               1-YEAR            3-YEAR   INCEPTION (6/1/00)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                            +18.35%           +12.47%          +24.96%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 3                        +14.35%            +3.06%           +5.98%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 4                        $11,435           $10,947          $12,196
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 5                   +19.62%            +3.40%           +4.68%
-------------------------------------------------------------------------------------------------------
  CLASS C                                               1-YEAR            3-YEAR   INCEPTION (6/1/00)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                            +18.35%           +12.45%          +24.94%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 3                        +16.23%            +3.65%           +6.42%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 4                        $11,623           $11,135          $12,370
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 5                   +21.34%            +3.96%           +5.16%
-------------------------------------------------------------------------------------------------------
  CLASS R                                                                 1-YEAR   INCEPTION (8/1/02)
-------------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                                              +18.77%          +17.98%
-------------------------------------------------------------------------------------------------------
  Average Annual Total Return 3                                          +17.77%          +13.38%
-------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 4                                         $11,777           $11,698
-------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 5                                     +23.24%          +10.07%
-------------------------------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.




        Annual Report | Past performance does not guarantee future results. | 15

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown. It includes the applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.



AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS A                    10/31/03
--------------------------------------
  1-Year                      +12.22%
--------------------------------------
  3-Year                       +2.62%
--------------------------------------
  Since Inception (6/1/00)     +5.53%
--------------------------------------


CLASS A (6/1/00-10/31/03)

[LINE CHART]

DATE            FRANKLIN LARGE CAP VALUE FUND           RUSSELL 1000 VALUE INDEX 6   CPI 6
6/1/00          $9,425                                  $10,000                      $10,000
6/30/00         $9,001                                  $9,543                       $10,052
7/31/00         $9,067                                  $9,662                       $10,076
8/31/00         $9,623                                  $10,200                      $10,076
9/30/00         $9,925                                  $10,294                      $10,128
10/31/00        $10,481                                 $10,546                      $10,146
11/30/00        $10,189                                 $10,155                      $10,152
12/31/00        $11,147                                 $10,664                      $10,146
1/31/01         $11,393                                 $10,705                      $10,210
2/28/01         $11,355                                 $10,407                      $10,251
3/31/01         $11,355                                 $10,039                      $10,274
4/30/01         $11,878                                 $10,532                      $10,315
5/31/01         $12,343                                 $10,768                      $10,362
6/30/01         $12,030                                 $10,529                      $10,379
7/31/01         $12,077                                 $10,507                      $10,350
8/31/01         $11,783                                 $10,086                      $10,350
9/30/01         $11,080                                 $9,376                       $10,396
10/31/01        $11,071                                 $9,296                       $10,362
11/30/01        $11,631                                 $9,836                       $10,344
12/31/01        $12,002                                 $10,068                      $10,303
1/31/02         $11,819                                 $9,990                       $10,327
2/28/02         $11,867                                 $10,006                      $10,367
3/31/02         $12,233                                 $10,479                      $10,426
4/30/02         $12,050                                 $10,120                      $10,484
5/31/02         $12,194                                 $10,171                      $10,484
6/30/02         $11,414                                 $9,587                       $10,490
7/31/02         $10,422                                 $8,696                       $10,501
8/31/02         $10,518                                 $8,761                       $10,536
9/30/02         $9,237                                  $7,787                       $10,554
10/31/02        $10,094                                 $8,364                       $10,571
11/30/02        $10,692                                 $8,891                       $10,571
12/31/02        $10,139                                 $8,505                       $10,548
1/31/03         $9,926                                  $8,299                       $10,595
2/28/03         $9,752                                  $8,078                       $10,676
3/31/03         $9,790                                  $8,091                       $10,741
4/30/03         $10,479                                 $8,803                       $10,717
5/31/03         $11,157                                 $9,372                       $10,700
6/30/03         $11,254                                 $9,489                       $10,711
7/31/03         $11,361                                 $9,630                       $10,723
8/31/03         $11,477                                 $9,780                       $10,764
9/30/03         $11,487                                 $9,685                       $10,799
10/31/03        $12,021                                 $10,277                      $10,787


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS B                    10/31/03
--------------------------------------
  1-Year                      +14.35%
--------------------------------------
  3-Year                       +3.06%
--------------------------------------
  Since Inception (6/1/00)     +5.98%
--------------------------------------


CLASS B (6/1/00-10/31/03)

[LINE CHART]

  DATE                 FRANKLIN LARGE CAP VALUE FUND                        RUSSELL 1000 VALUE INDEX 6        CPI 6
  6/1/00               $10,000                                              $10,000                           $10,000
  6/30/00              $9,550                                               $9,543                            $10,052
  7/31/00              $9,610                                               $9,662                            $10,076
  8/31/00              $10,200                                              $10,200                           $10,076
  9/30/00              $10,520                                              $10,294                           $10,128
  10/31/00             $11,110                                              $10,546                           $10,146
  11/30/00             $10,790                                              $10,155                           $10,152
  12/31/00             $11,803                                              $10,664                           $10,146
  1/31/01              $12,064                                              $10,705                           $10,210
  2/28/01              $12,004                                              $10,407                           $10,251
  3/31/01              $11,994                                              $10,039                           $10,274
  4/30/01              $12,547                                              $10,532                           $10,315
  5/31/01              $13,020                                              $10,768                           $10,362
  6/30/01              $12,688                                              $10,529                           $10,379
  7/31/01              $12,738                                              $10,507                           $10,350
  8/31/01              $12,416                                              $10,086                           $10,350
  9/30/01              $11,662                                              $9,376                            $10,396
  10/31/01             $11,652                                              $9,296                            $10,362
  11/30/01             $12,235                                              $9,836                            $10,344
  12/31/01             $12,611                                              $10,068                           $10,303
  1/31/02              $12,418                                              $9,990                            $10,327
  2/28/02              $12,459                                              $10,006                           $10,367
  3/31/02              $12,835                                              $10,479                           $10,426
  4/30/02              $12,631                                              $10,120                           $10,484
  5/31/02              $12,784                                              $10,171                           $10,484
  6/30/02              $11,961                                              $9,587                            $10,490
  7/31/02              $10,914                                              $8,696                            $10,501
  8/31/02              $11,016                                              $8,761                            $10,536
  9/30/02              $9,664                                               $7,787                            $10,554
  10/31/02             $10,558                                              $8,364                            $10,571
  11/30/02             $11,178                                              $8,891                            $10,571
  12/31/02             $10,604                                              $8,505                            $10,548
  1/31/03              $10,371                                              $8,299                            $10,595
  2/28/03              $10,177                                              $8,078                            $10,676
  3/31/03              $10,218                                              $8,091                            $10,741
  4/30/03              $10,930                                              $8,803                            $10,717
  5/31/03              $11,631                                              $9,372                            $10,700
  6/30/03              $11,723                                              $9,489                            $10,711
  7/31/03              $11,825                                              $9,630                            $10,723
  8/31/03              $11,947                                              $9,780                            $10,764
  9/30/03              $11,947                                              $9,685                            $10,799
  10/31/03             $12,196                                              $10,277                           $10,787


16 | Past performance does not guarantee future results. | Annual Report

AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS C                    10/31/03
--------------------------------------
  1-Year                      +16.23%
--------------------------------------
  3-Year                       +3.65%
--------------------------------------
  Since Inception (6/1/00)     +6.42%
--------------------------------------

CLASS C (6/1/00-10/31/03)

[LINE CHART]

DATE          FRANKLIN LARGE CAP VALUE FUND                 RUSSELL 1000 VALUE INDEX 6           CPI 6
6/1/00        $9,901                                        $10,000                              $10,000
6/30/00       $9,455                                        $9,543                               $10,052
7/31/00       $9,515                                        $9,662                               $10,076
8/31/00       $10,099                                       $10,200                              $10,076
9/30/00       $10,416                                       $10,294                              $10,128
10/31/00      $11,000                                       $10,546                              $10,146
11/30/00      $10,693                                       $10,155                              $10,152
12/31/00      $11,698                                       $10,664                              $10,146
1/31/01       $11,947                                       $10,705                              $10,210
2/28/01       $11,887                                       $10,407                              $10,251
3/31/01       $11,877                                       $10,039                              $10,274
4/30/01       $12,425                                       $10,532                              $10,315
5/31/01       $12,893                                       $10,768                              $10,362
6/30/01       $12,564                                       $10,529                              $10,379
7/31/01       $12,614                                       $10,507                              $10,350
8/31/01       $12,295                                       $10,086                              $10,350
9/30/01       $11,548                                       $9,376                               $10,396
10/31/01      $11,528                                       $9,296                               $10,362
11/30/01      $12,106                                       $9,836                               $10,344
12/31/01      $12,484                                       $10,068                              $10,303
1/31/02       $12,293                                       $9,990                               $10,327
2/28/02       $12,333                                       $10,006                              $10,367
3/31/02       $12,705                                       $10,479                              $10,426
4/30/02       $12,514                                       $10,120                              $10,484
5/31/02       $12,655                                       $10,171                              $10,484
6/30/02       $11,840                                       $9,587                               $10,490
7/31/02       $10,814                                       $8,696                               $10,501
8/31/02       $10,905                                       $8,761                               $10,536
9/30/02       $9,567                                        $7,787                               $10,554
10/31/02      $10,452                                       $8,364                               $10,571
11/30/02      $11,066                                       $8,891                               $10,571
12/31/02      $10,506                                       $8,505                               $10,548
1/31/03       $10,275                                       $8,299                               $10,595
2/28/03       $10,093                                       $8,078                               $10,676
3/31/03       $10,124                                       $8,091                               $10,741
4/30/03       $10,819                                       $8,803                               $10,717
5/31/03       $11,514                                       $9,372                               $10,700
6/30/03       $11,604                                       $9,489                               $10,711
7/31/03       $11,715                                       $9,630                               $10,723
8/31/03       $11,826                                       $9,780                               $10,764
9/30/03       $11,826                                       $9,685                               $10,799
10/31/03      $12,370                                       $10,277                              $10,787


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS R                    10/31/03
--------------------------------------
  1-Year                      +17.77%
--------------------------------------
  Since Inception (8/1/02)    +13.38%
--------------------------------------


CLASS R (8/1/02-10/31/03)

[LINE CHART]

DATE              FRANKLIN LARGE CAP VALUE FUND                    RUSSELL 1000 VALUE INDEX 6     CPI 6
8/1/02            $10,000                                          $10,000                        $10,000
8/31/02           $10,092                                          $10,076                        $10,033
9/30/02           $8,854                                           $8,955                         $10,050
10/31/02          $9,686                                           $9,619                         $10,067
11/30/02          $10,249                                          $10,225                        $10,067
12/31/02          $9,733                                           $9,781                         $10,044
1/31/03           $9,518                                           $9,544                         $10,089
2/28/03           $9,350                                           $9,289                         $10,167
3/31/03           $9,397                                           $9,305                         $10,228
4/30/03           $10,050                                          $10,124                        $10,205
5/31/03           $10,684                                          $10,777                        $10,189
6/30/03           $10,777                                          $10,912                        $10,200
7/31/03           $10,889                                          $11,075                        $10,211
8/31/03           $10,991                                          $11,247                        $10,250
9/30/03           $11,000                                          $11,137                        $10,283
10/31/03          $11,698                                          $11,819                        $10,272




        Annual Report | Past performance does not guarantee future results. | 17

ENDNOTES


WHILE STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. THESE PRICE MOVEMENTS MAY RESULT FROM FACTORS AFFECTING INDIVIDUAL COMPANIES, INDUSTRIES OR THE SECURITIES MARKETS AS A WHOLE. THE FUND'S PROSPECTUS INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.


CLASS A: Subject to the maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.


1. The Fund's manager has agreed in advance to waive a portion of its management fees and to make certain payments to reduce expenses. If the manager had not taken this action, the Fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees.

2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any applicable maximum sales charge(s).

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any applicable maximum sales charge(s).

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Source: Standard & Poor's Micropal. The Russell 1000 Value Index is market capitalization-weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.



18 | Past performance does not guarantee future results. | Annual Report

Franklin MicroCap Value Fund



YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin MicroCap Value Fund seeks high total return by investing at least 80% of net assets in securities of companies with market capitalizations under $300 million at the time of purchase, and which we believe are undervalued in the marketplace.



This annual report for Franklin MicroCap Value Fund covers the fiscal year ended October 31, 2003.


PERFORMANCE OVERVIEW

Franklin MicroCap Value Fund - Class A posted a +33.90% cumulative total return for the year ended October 31, 2003, as shown in the Performance Summary beginning on page 23. The Fund underperformed its benchmark, the Russell 2000 Value Index, which posted a 40.29% total return for the same period.1 Please note the Fund employs a bottom-up stock selection process and the managers invest in securities without regard to benchmark comparisons.


ECONOMIC AND MARKET OVERVIEW

During the fiscal year ended October 31, 2003, the U.S. economy surged to its strongest pace since first quarter 1984. Gross domestic product (GDP) growth rose from an annualized 3.3% in second quarter 2003 to an annualized 8.2% in third quarter 2003. Robust consumer spending, especially for autos and homes, and strong business spending, particularly for equipment and software, contributed to the accelerated economic activity. Also supporting the economy were federal spending primarily due to the Iraq conflict, and state and local spending mainly due to budget improvements.

The federal funds target rate fell from 1.75% at the beginning of the period to 1.00% in June 2003, the lowest level in 45 years. On October 28, the Federal Reserve Board reiterated that monetary policy would remain accommodative due to substantial excess capacity in the economy and possibly lower inflation. They observed, however, that the labor market seemed to be stabilizing.





1. Source: Standard & Poor's Micropal. The Russell 2000 Value Index is market capitalization-weighted and measures performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 51.


                                                              Annual Report | 19

[SIDEBAR]
PORTFOLIO BREAKDOWN
Franklin MicroCap Value Fund
Based on Total Net Assets as of 10/31/03

[BAR CHART]
Producer Manufacturing                       14.0%
Consumer Non-Durables                        12.1%
Consumer Durables                             6.5%
Property-Casualty Insurance                   6.2%
Transportation                                6.1%
Industrial Services                           5.9%
Retail Trade                                  5.8%
Process Industries                            5.3%
Savings Banks                                 4.9%
Non-Energy Minerals                           2.8%
Real Estate Development                       2.3%
Utilities                                     2.3%
Health Technology                             2.1%
Communications                                1.8%
Commercial Services                           1.8%
Electronic Technology                         1.7%
Consumer Services                             1.4%
Real Estate                                   1.1%
Other                                         1.6%
Short-Term Investments & Other Net Assets    14.3%


Lower interest rates helped reduce financing costs for businesses and consumers. Consumer spending, which normally accounts for two-thirds of GDP, also benefited from additional tax cuts and lower retail prices. Although consumer confidence rose in October, consumers remained anxious about soft labor markets, high debt levels and steep energy prices. Despite solid gains in corporate profits, businesses also continued to harbor concerns about the economy. Aided by greater productivity, businesses seemed to postpone hiring until a sustained economic rebound looked more assured. Encouragingly, August, September and October employment reports showed improving job growth.

Overall, increasing signs of an economic recovery contributed to a general improvement in U.S. equity market performance. For the 12-month reporting period, the Standard & Poor's 500 Composite Index (S&P 500), a broad measure of the stock market, posted a 20.79% total return. 2


INVESTMENT STRATEGY

Our strategy is to buy shares of financially sound, well-established companies trading at low price-to-book ratios, where we have reasonable confidence that book value will increase over several years. As a general rule, we limit purchases to companies with market capitalizations of less than $300 million, which we define as "micro-cap." Book value per share is a company's net worth or shareholders' equity on an accounting or "book" basis, divided by shares outstanding. This strategy is not aimed at trading gains, nor do we consider the composition of any index. Rather, we try to identify individual companies that meet our investment criteria, and we assume at purchase that we will hold the positions for several years.


MANAGER'S DISCUSSION

Franklin MicroCap Value Fund was closed to new investors during the year under review until June 30, 2003. The Fund experienced net cash outflows of $24 million from Fund sales and redemptions for the period prior to reopening. Net cash inflows subsequent to reopening were $47 million. During the full year we put $30 million to work in new or existing positions, and proceeds from sales totaled $54 million. Portfolio turnover was 13.35%.



2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.



20 | Annual Report

On October 31, 2003, we had positions in 73 companies. The positions that contributed the most to the Fund's total return for the year under review were Rofin-Sinar Technologies, a manufacturer of marking and cutting lasers; Matrix Service Company, an industrial construction and repair contractor; Brown Shoe, a footwear retailer and distributor; and Elder-Beerman Stores, a department store operator. These holdings are examples of our buy-and-hold strategy.

Franklin MicroCap Value Fund initiated its position in Rofin-Sinar in April 1999 at approximately 70% of book value. Rofin's book value has increased by about 50% while we have owned it. During fiscal year 2003, Rofin's price-to-book ratio increased from 0.7 times to 2.0 times reported book value. The Fund first bought Matrix Service Company in August 2001 at 92% of book value. Since then book value has grown by about 30%, and the stock closed on October 31 at $25.46, or around 2.8 times book value, up from 1.0 times book value at the beginning of the reporting period.

Brown Shoe was trading at a 9% discount to book value when Franklin MicroCap Value Fund first bought shares in December 2001. The company pays a $.10 quarterly dividend, and its book value has increased about 9% since our purchase. On October 31, 2002, the stock was trading at 1.3 times book value and ended the year at $34.60, or nearly twice book value.

Elder-Beerman was a takeover. We bought our shares in October 2001 at $3.05, or around 20% of its reported book value of $18.87. Bon-Ton Stores purchased Elder-Beerman for $8.00 a share in October 2003, still a discount to book value but 162% above our cost.

Besides Elder-Beerman, takeovers affected three other Fund holdings in 2003, with positive results for the Fund. Zemex, an industrial minerals producer, agreed to be bought at a price in Canadian dollars that represented a 31.5% premium over its prior day's market price. ECC International, a maker of computer-controlled training simulators, was acquired by Cubic Corp. for $5.25, or about 20% over book value and well over our $3.09 historical average cost. Finally, Garden Fresh Restaurant agreed to be bought by Fairmont Capital for $16.35, compared with our average cost of $10.78. We first bought Garden Fresh shares in April 2002 at a 27% discount to book value. Reported book value had grown by 11.5% by the time the deal was announced, and the deal price was a modest premium to book value.



                                                              Annual Report | 21

[SIDEBAR]
TOP 10 EQUITY HOLDINGS
Franklin MicroCap Value Fund
10/31/03

--------------------------------------
  COMPANY                  % OF TOTAL
  SECTOR/INDUSTRY          NET ASSETS
--------------------------------------
  Seneca Foods Corp., A & B      2.4%
   CONSUMER NON-DURABLES
--------------------------------------
  Haggar Corp.                   2.1%
   CONSUMER NON-DURABLES
--------------------------------------
  Standard Commercial Corp.      2.1%
   CONSUMER NON-DURABLES
--------------------------------------
  First Defiance Financial Corp. 2.1%
   SAVINGS BANKS
--------------------------------------
  Invivo Corp.                   2.1%
   HEALTH TECHNOLOGY
--------------------------------------
  Hardinge Inc.                  2.1%
   PRODUCER MANUFACTURING
--------------------------------------
  Gehl Co.                       2.0%
   PRODUCER MANUFACTURING
--------------------------------------
  American Pacific Corp.         2.0%
   PROCESS INDUSTRIES
--------------------------------------
  Commonwealth Industries Inc.   1.9%
   NON-ENERGY MINERALS
--------------------------------------
  Matrix Service Co.             1.9%
   INDUSTRIAL SERVICES
--------------------------------------

Two retailers were among the positions that hurt our performance. Fresh Brands is a grocery retailer and distributor whose results were hampered by increased competition. At fiscal year-end it traded at a small premium to book value. Franklin MicroCap Value Fund first bought Fresh Brands in June 2000, paying around 25% over book value, and has added to the position over time at higher prices. Book value has increased by around 36% since we have owned it, and the company has maintained a $.09 quarterly dividend. United Retail Group is a struggling retailer of plus-size women's apparel. Its balance sheet deteriorated in recent years. On October 31, 2003, the shares closed at $3.35, less than half its reported book value of $6.98.

Two other positions that detracted from performance during the past year were RemedyTemp and AirNet Systems. RemedyTemp is a California-based temporary staffing company that had to contend with workers compensation insurance issues as well as a weak economy. Franklin MicroCap Value Fund sold its position prior to the Fund's fiscal year-end. The Fund also sold out of AirNet Systems, an airfreight carrier specializing in time-critical freight. We took our losses there out of our concern that demand for AirNet's mainstay business of transporting cleared checks for the nation's banking system would continue to erode.

During the year under review, we established 9 new positions and 12 were eliminated. We sold Steel Technologies early in the period, and re-initiated it toward the end at a lower price.

Thank you for your participation in Franklin MicroCap Value Fund. We look forward to serving your future investment needs.




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.



22 | Annual Report

Performance Summary as of 10/31/03

FRANKLIN MICROCAP VALUE FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION
---------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE          10/31/03         10/31/02
---------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$6.32            $30.41           $24.09
---------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (11/1/02-10/31/03)
---------------------------------------------------------------------------------------------------
  Short-Term Capital Gain               $0.4185
---------------------------------------------------------------------------------------------------
  Long-Term Capital Gain                $1.0181
---------------------------------------------------------------------------------------------------
        TOTAL                           $1.4366
---------------------------------------------------------------------------------------------------


Franklin MicroCap Value Fund paid distributions derived from long-term capital gains of $1.0181 per share in December 2002. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852
(b)(3).


PERFORMANCE
------------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR           5-YEAR  INCEPTION (12/12/95)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return1                             +33.90%          +105.10%         +205.16%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return2                         +26.20%           +14.09%          +14.33%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment3                         $12,620           $19,327          $28,753
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03)4                    +18.57%           +12.93%          +13.57%
------------------------------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


        Annual Report | Past performance does not guarantee future results. | 23

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.



AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS A                    10/31/03
--------------------------------------
  1-Year                      +26.20%
--------------------------------------
  5-Year                      +14.09%
--------------------------------------
  Since Inception (12/12/95)  +14.33%
--------------------------------------



CLASS A (12/12/95-10/31/03)

[LINE CHART]

DATE              FRANKLIN MICROCAP VALUE FUND                     RUSSELL 2000 VALUE INDEX 5     CPI 5
12/12/95          $9,422                                           $10,000                        $10,000
12/31/95          $9,560                                           $10,190                        $9,996
1/31/96           $9,585                                           $10,258                        $10,055
2/29/96           $9,856                                           $10,418                        $10,087
3/31/96           $10,629                                          $10,637                        $10,139
4/30/96           $11,139                                          $10,927                        $10,178
5/31/96           $11,429                                          $11,204                        $10,198
6/30/96           $11,416                                          $11,072                        $10,204
7/31/96           $11,082                                          $10,483                        $10,224
8/31/96           $11,246                                          $10,938                        $10,243
9/30/96           $11,499                                          $11,237                        $10,276
10/31/96          $11,657                                          $11,367                        $10,309
11/30/96          $12,042                                          $11,978                        $10,328
12/31/96          $12,152                                          $12,367                        $10,328
1/31/97           $12,515                                          $12,557                        $10,361
2/28/97           $12,735                                          $12,677                        $10,393
3/31/97           $12,489                                          $12,337                        $10,419
4/30/97           $12,204                                          $12,518                        $10,432
5/31/97           $12,917                                          $13,515                        $10,426
6/30/97           $13,571                                          $14,199                        $10,439
7/31/97           $14,070                                          $14,795                        $10,452
8/31/97           $14,466                                          $15,029                        $10,471
9/30/97           $15,885                                          $16,029                        $10,497
10/31/97          $15,742                                          $15,593                        $10,523
11/30/97          $15,619                                          $15,764                        $10,517
12/31/97          $15,520                                          $16,298                        $10,504
1/31/98           $15,375                                          $16,003                        $10,523
2/28/98           $16,066                                          $16,971                        $10,543
3/31/98           $16,917                                          $17,659                        $10,563
4/30/98           $17,712                                          $17,746                        $10,582
5/31/98           $17,449                                          $17,118                        $10,602
6/30/98           $16,979                                          $17,021                        $10,615
7/31/98           $16,336                                          $15,688                        $10,628
8/31/98           $13,881                                          $13,231                        $10,641
9/30/98           $13,853                                          $13,979                        $10,654
10/31/98          $14,019                                          $14,394                        $10,680
11/30/98          $14,413                                          $14,783                        $10,680
12/31/98          $14,471                                          $15,247                        $10,673
1/31/99           $14,598                                          $14,901                        $10,699
2/28/99           $13,879                                          $13,883                        $10,712
3/31/99           $13,392                                          $13,769                        $10,745
4/30/99           $14,179                                          $15,026                        $10,823
5/31/99           $14,891                                          $15,488                        $10,823
6/30/99           $15,220                                          $16,048                        $10,823
7/31/99           $15,415                                          $15,668                        $10,856
8/31/99           $15,056                                          $15,095                        $10,882
9/30/99           $14,014                                          $14,793                        $10,934
10/31/99          $13,797                                          $14,497                        $10,953
11/30/99          $13,936                                          $14,572                        $10,960
12/31/99          $13,895                                          $15,020                        $10,960
1/31/00           $14,417                                          $14,627                        $10,992
2/29/00           $14,637                                          $15,521                        $11,057
3/31/00           $14,751                                          $15,594                        $11,149
4/30/00           $14,213                                          $15,686                        $11,155
5/31/00           $14,286                                          $15,447                        $11,168
6/30/00           $14,816                                          $15,898                        $11,227
7/31/00           $14,995                                          $16,428                        $11,253
8/31/00           $15,908                                          $17,162                        $11,253
9/30/00           $15,867                                          $17,065                        $11,311
10/31/00          $15,387                                          $17,004                        $11,331
11/30/00          $15,118                                          $16,658                        $11,337
12/31/00          $15,572                                          $18,448                        $11,331
1/31/01           $16,987                                          $18,957                        $11,403
2/28/01           $17,411                                          $18,931                        $11,448
3/31/01           $18,132                                          $18,628                        $11,474
4/30/01           $19,030                                          $19,490                        $11,520
5/31/01           $20,768                                          $19,991                        $11,572
6/30/01           $20,938                                          $20,795                        $11,591
7/31/01           $21,429                                          $20,329                        $11,559
8/31/01           $21,489                                          $20,259                        $11,559
9/30/01           $20,200                                          $18,022                        $11,611
10/31/01          $20,895                                          $18,493                        $11,572
11/30/01          $20,946                                          $19,822                        $11,552
12/31/01          $21,999                                          $21,035                        $11,507
1/31/02           $22,614                                          $21,315                        $11,533
2/28/02           $22,748                                          $21,444                        $11,578
3/31/02           $23,996                                          $23,050                        $11,644
4/30/02           $25,048                                          $23,862                        $11,709
5/31/02           $25,360                                          $23,073                        $11,709
6/30/02           $25,155                                          $22,562                        $11,715
7/31/02           $22,766                                          $19,210                        $11,728
8/31/02           $22,632                                          $19,124                        $11,767
9/30/02           $21,456                                          $17,758                        $11,787
10/31/02          $21,474                                          $18,025                        $11,806
11/30/02          $22,561                                          $19,464                        $11,806
12/31/02          $22,881                                          $18,632                        $11,780
1/31/03           $22,749                                          $18,107                        $11,832
2/28/03           $21,813                                          $17,499                        $11,924
3/31/03           $21,709                                          $17,686                        $11,995
4/30/03           $22,172                                          $19,366                        $11,969
5/31/03           $23,392                                          $21,343                        $11,950
6/30/03           $24,318                                          $21,704                        $11,963
7/31/03           $25,595                                          $22,787                        $11,976
8/31/03           $26,635                                          $23,652                        $12,021
9/30/03           $26,994                                          $23,381                        $12,060
10/31/03          $28,753                                          $25,288                        $12,047



ENDNOTES


THE FUND'S ABILITY TO INVEST IN SECURITIES THAT MAY HAVE LIMITED LIQUIDITY AND IN SMALL, RELATIVELY NEW COMPANIES INVOLVES ADDITIONAL RISKS, SUCH AS RELATIVELY SMALL REVENUES, LIMITED PRODUCT LINES AND SMALL MARKET SHARE. HISTORICALLY, THESE SECURITIES HAVE EXHIBITED GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, ESPECIALLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.


CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current maximum sales charge.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Source: Standard & Poor's Micropal. The Russell 2000 Value Index is market capitalization-weighted and measures performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.



24 | Past performance does not guarantee future results. | Annual Report

Franklin Small Cap Value Fund



YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin Small Cap Value Fund seeks long-term total return by investing at least 80% of net assets in the securities of small-capitalization companies that we believe are undervalued. Small-capitalization companies are those with market capitalizations less than $2.5 billion at the time of purchase.



This annual report for Franklin Small Cap Value Fund covers the fiscal year ended October 31, 2003.


PERFORMANCE OVERVIEW

Franklin Small Cap Value Fund - Class A posted a +27.27% cumulative total return for the year ended October 31, 2003, as shown in the Performance Summary beginning on page 28. The Fund underperformed its benchmark, the Russell 2000 Value Index, which posted a 40.29% total return for the same period.1 Please note the Fund employs a bottom-up stock selection process, and the managers invest in securities without regard to benchmark comparisons.


ECONOMIC AND MARKET OVERVIEW

During the fiscal year ended October 31, 2003, the U.S. economy surged to its strongest pace since first quarter 1984. Gross domestic product (GDP) growth rose from an annualized 3.3% in second quarter 2003 to an annualized 8.2% in third quarter 2003. Robust consumer spending, especially for autos and homes, and strong business spending, particularly for equipment and software, contributed to the accelerated economic activity. Also supporting the economy were federal spending primarily due to the Iraq conflict, and state and local spending mainly due to budget improvements.

The federal funds target rate fell from 1.75% at the beginning of the period to 1.00% in June 2003, the lowest level in 45 years. On October 28, the Federal Reserve Board reiterated that monetary policy would remain accommodative due to substantial excess capacity in the economy and possibly lower inflation. They observed, however, that the labor market seemed to be stabilizing.





1. Source: Standard & Poor's Micropal. The Russell 2000 Value Index is market capitalization-weighted and measures performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 60.


                                                              Annual Report | 25

[SIDEBAR]
PORTFOLIO BREAKDOWN
Franklin Small Cap Value Fund
Based on Total Net Assets as of 10/31/03

[BAR CHART]
Producer Manufacturing                       17.6%
Finance                                      13.7%
Industrial Services                           7.8%
Energy Minerals                               7.7%
Consumer Durables                             7.5%
Retail Trade                                  6.5%
Transportation                                5.9%
Process Industries                            5.8%
Consumer Non-Durables                         5.2%
Non-Energy Minerals                           4.2%
Electronic Technology                         3.8%
Consumer Services                             2.7%
Technology Services                           1.8%
Communications                                1.3%
Health Technology                             1.0%
Closed End Mutual Funds                       1.0%
Utilities                                     0.6%
Commercial Services                           0.4%
Short-Term Investments & Other Net Assets     5.5%


Lower interest rates helped reduce financing costs for businesses and consumers. Consumer spending, which normally accounts for two-thirds of GDP, also benefited from additional tax cuts and lower retail prices. Although consumer confidence rose in October, consumers remained anxious about soft labor markets, high debt levels and steep energy prices. Despite solid gains in corporate profits, businesses also continued to harbor concerns about the economy. Aided by greater productivity, businesses seemed to postpone hiring until a sustained economic rebound looked more assured. Encouragingly, August, September and October employment reports showed improving job growth.

Overall, increasing signs of an economic recovery contributed to a general improvement in U.S. equity market performance. For the 12-month reporting period, the Standard & Poor's 500 Composite Index (S&P 500), a broad measure of the stock market, posted a 20.79% total return. 2


INVESTMENT STRATEGY

We seek to invest in small-capitalization companies (up to $2.5 billion market capitalization) that we determine are selling below their underlying worth. We seek a diversified portfolio of fundamentally sound companies purchased at attractive prices, often when they are out of favor with other investors. Portfolio securities are selected without regard to benchmark comparisons and are based on several criteria, such as low price relative to earnings, book value or cash flow. We also consider stocks with recent sharp price declines that still have significant growth potential or that possess valuable intangibles not reflected in the stock price.


MANAGER'S DISCUSSION

During the year under review, stocks that benefited Fund performance came from a variety of different sectors. Avocent, which supplies connectivity solutions for enterprise data centers, service providers and financial institutions, appreciated 89.00% during the year and contributed to the electronic technology sector's overall positive performance. Energy minerals, one of the Fund's top performing sectors, was led by Consol Energy's 74.19% return for the period. Consol produces high-BTU coal and coal bed methane gas primarily for the electric power generation industry. Even after the stock's recent run-up, we considered Consol still attractively valued at under 14 times 2004 earnings estimates, less than 2 times book



2. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.



26 | Annual Report
value, and yielding 2.58% at period-end. Timberland gained 63.47% during the Fund's fiscal year largely due to increased footwear and apparel sales, and it contributed to the Fund's consumer non-durables holdings' positive overall results.

Several stocks in the portfolio declined in value during the year under review. Midwest Express Holdings and Atlantic Coast Airlines Holdings each were impacted by reduced travel, due largely to war in Iraq, continued terrorist threats and higher fuel prices. Atlantic Coast announced in October 2003 that Mesa Airlines had bid for the company, and we sold our position as open market prices exceeded the proposed takeover price. We also sold our holdings in Midwest Express in July because of deteriorating fundamentals. In the industrial services sector, several companies recorded unfavorable results during the period.

The Fund experienced net inflows during its fiscal year, and we used the proceeds to invest in 17 new positions. A recent addition, Allstream, is a Canadian provider of communications services. At period-end, Allstream traded at
12.8 times 2004 estimated earnings and 2 times book value, had negligible long-term debt and a substantial tax-loss carryforward. We also initiated a position in Montpelier Re Holdings, a Bermuda-based reinsurer for the global insurance market. Montpelier was attractively valued at period-end at 1.3 times book value and 8 times 2004 earnings estimates. Early in the reporting period, we added Peoples Bancorp, which has increased earnings for 29 consecutive years and raised its dividend every year since 1993.

During the year, 13 positions were eliminated from the portfolio, including three takeovers. We sold two takeovers after the acquiring companies announced bids because of higher prices in the open market than the proposed takeover prices. We continued to hold a third takeover target, Airborne (now ABX Air), because the deal included Air Freight stock in addition to cash. The remaining liquidations from the Fund's portfolio included stocks that had reached our price targets or where the companies' fundamentals deteriorated.

Thank you for your participation in Franklin Small Cap Value Fund. We look forward to serving your future investment needs.



[SIDEBAR]
TOP 10 EQUITY HOLDINGS

Franklin Small Cap Value Fund
10/31/03
------------------------------------------
  COMPANY                     % OF TOTAL
  SECTOR/INDUSTRY             NET ASSETS
------------------------------------------
  York International Corp.          2.1%
   PRODUCER MANUFACTURING
------------------------------------------
  Russ Berrrie & Co. Inc.           1.9%
   CONSUMER DURABLES
------------------------------------------
  Peabody Energy Corp.              1.9%
   ENERGY MINERALS
------------------------------------------
  Reliance Steel & Aluminum Co.     1.8%
   NON-ENERGY MINERALS
------------------------------------------
  Consol Energy Inc.                1.8%
   ENERGY MINERALS
------------------------------------------
  Roper Industries Inc.             1.8%
   PRODUCER MANUFACTURING
------------------------------------------
  Teekay Shipping Corp. (Bahamas)   1.8%
   TRANSPORTATION
------------------------------------------
  Timberland Co., A                 1.7%
   CONSUMER NON-DURABLES
------------------------------------------
  Mettler-Toledo International Inc.
  (Switzerland)                     1.7%
   PRODUCER MANUFACTURING
------------------------------------------
  Arthur J. Gallagher & Co.         1.7%
   FINANCE
------------------------------------------



THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF OCTOBER 31, 2003, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 27

Performance Summary as of 10/31/03

FRANKLIN SMALL CAP VALUE FUND


Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE INFORMATION
--------------------------------------------------------------------------------------------------
  CLASS A                                               CHANGE          10/31/03         10/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$6.04            $28.19           $22.15
--------------------------------------------------------------------------------------------------
  CLASS B                                               CHANGE          10/31/03         10/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$5.74            $27.41           $21.67
--------------------------------------------------------------------------------------------------
  CLASS C                                               CHANGE          10/31/03         10/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$5.67            $27.13           $21.46
--------------------------------------------------------------------------------------------------
  CLASS R                                               CHANGE          10/31/03         10/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$5.99            $28.13           $22.14
--------------------------------------------------------------------------------------------------
  ADVISOR CLASS                                         CHANGE          10/31/03         10/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$6.25            $28.78           $22.53
--------------------------------------------------------------------------------------------------




28 | Past performance does not guarantee future results. | Annual Report

PERFORMANCE
------------------------------------------------------------------------------------------------------
  CLASS A                                               1-YEAR            5-YEAR  INCEPTION (3/11/96)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +27.27%           +58.16%          +96.61%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +19.96%            +8.31%           +8.40%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $11,996           $14,904          $18,525
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                   +15.60%            +7.56%           +7.27%
------------------------------------------------------------------------------------------------------
  CLASS B                                               1-YEAR            3-YEAR   INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +26.49%           +33.01%          +49.55%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +22.49%            +9.14%           +8.38%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $12,249           $13,001          $14,755
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                   +17.85%            +6.60%           +6.56%
------------------------------------------------------------------------------------------------------
  CLASS C                                               1-YEAR            5-YEAR   INCEPTION (9/3/96)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +26.42%           +53.07%          +72.12%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +24.15%            +8.67%           +7.73%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $12,415           $15,154          $17,045
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                   +19.65%            +7.91%           +6.53%
------------------------------------------------------------------------------------------------------
  CLASS R                                                                 1-YEAR   INCEPTION (8/1/02)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                              +27.06%          +20.52%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                                          +26.06%          +15.34%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                                         $12,606           $11,952
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                                     +21.50%           +8.18%
------------------------------------------------------------------------------------------------------
  ADVISOR CLASS5                                        1-YEAR            5-YEAR  INCEPTION (3/11/96)
------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                            +27.74%           +61.09%         +103.31%
------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2                        +27.74%           +10.01%           +9.73%
------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3                        $12,774           $16,109          $20,331
------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 4                   +23.09%            +9.23%           +8.59%
------------------------------------------------------------------------------------------------------


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


         Annual Report | Past performance does not guarantee future results.| 29

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.



AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS A                    10/31/03
--------------------------------------
  1-Year                      +19.96%
--------------------------------------
  5-Year                       +8.31%
--------------------------------------
  Since Inception (3/11/96)    +8.40%
--------------------------------------

CLASS A (3/11/96-10/31/03)

[LINE CHART]

DATE             FRANKLIN SMALL CAP VALUE FUND                 RUSSELL 2000 VALUE INDEX 6         CPI 6
3/11/96          $9,422                                        $10,000                            $10,000
3/31/96          $9,541                                        $10,135                            $10,034
4/30/96          $10,025                                       $10,412                            $10,073
5/31/96          $10,295                                       $10,675                            $10,092
6/30/96          $10,088                                       $10,549                            $10,098
7/31/96          $9,717                                        $9,988                             $10,118
8/31/96          $10,308                                       $10,422                            $10,137
9/30/96          $10,629                                       $10,706                            $10,169
10/31/96         $10,806                                       $10,830                            $10,202
11/30/96         $11,581                                       $11,413                            $10,221
12/31/96         $12,171                                       $11,784                            $10,221
1/31/97          $12,680                                       $11,965                            $10,253
2/28/97          $12,757                                       $12,078                            $10,285
3/31/97          $12,298                                       $11,754                            $10,311
4/30/97          $12,182                                       $11,927                            $10,324
5/31/97          $13,317                                       $12,877                            $10,318
6/30/97          $14,163                                       $13,528                            $10,330
7/31/97          $15,215                                       $14,096                            $10,343
8/31/97          $15,673                                       $14,320                            $10,363
9/30/97          $16,641                                       $15,272                            $10,388
10/31/97         $15,931                                       $14,857                            $10,414
11/30/97         $15,764                                       $15,020                            $10,408
12/31/97         $15,746                                       $15,529                            $10,395
1/31/98          $15,485                                       $15,248                            $10,414
2/28/98          $16,196                                       $16,170                            $10,434
3/31/98          $16,756                                       $16,826                            $10,453
4/30/98          $16,697                                       $16,909                            $10,472
5/31/98          $15,635                                       $16,310                            $10,492
6/30/98          $14,899                                       $16,218                            $10,504
7/31/98          $13,310                                       $14,948                            $10,517
8/31/98          $10,906                                       $12,607                            $10,530
9/30/98          $11,127                                       $13,319                            $10,543
10/31/98         $11,713                                       $13,714                            $10,569
11/30/98         $11,818                                       $14,085                            $10,569
12/31/98         $12,006                                       $14,527                            $10,562
1/31/99          $11,868                                       $14,197                            $10,588
2/28/99          $10,722                                       $13,228                            $10,601
3/31/99          $10,820                                       $13,119                            $10,633
4/30/99          $11,901                                       $14,317                            $10,711
5/31/99          $12,294                                       $14,757                            $10,711
6/30/99          $12,995                                       $15,291                            $10,711
7/31/99          $12,654                                       $14,928                            $10,743
8/31/99          $12,183                                       $14,382                            $10,769
9/30/99          $11,390                                       $14,095                            $10,820
10/31/99         $11,318                                       $13,813                            $10,840
11/30/99         $11,423                                       $13,884                            $10,846
12/31/99         $11,907                                       $14,311                            $10,846
1/31/00          $10,932                                       $13,937                            $10,878
2/29/00          $11,187                                       $14,789                            $10,943
3/31/00          $12,176                                       $14,858                            $11,033
4/30/00          $12,438                                       $14,946                            $11,039
5/31/00          $12,752                                       $14,718                            $11,052
6/30/00          $12,412                                       $15,148                            $11,110
7/31/00          $12,549                                       $15,653                            $11,136
8/31/00          $13,473                                       $16,352                            $11,136
9/30/00          $13,427                                       $16,260                            $11,194
10/31/00         $13,663                                       $16,202                            $11,213
11/30/00         $13,263                                       $15,872                            $11,220
12/31/00         $14,553                                       $17,577                            $11,213
1/31/01          $15,353                                       $18,063                            $11,284
2/28/01          $15,660                                       $18,038                            $11,329
3/31/01          $15,535                                       $17,748                            $11,355
4/30/01          $16,565                                       $18,570                            $11,400
5/31/01          $17,096                                       $19,047                            $11,452
6/30/01          $16,615                                       $19,814                            $11,471
7/31/01          $16,359                                       $19,370                            $11,439
8/31/01          $16,129                                       $19,302                            $11,439
9/30/01          $13,681                                       $17,172                            $11,490
10/31/01         $14,764                                       $17,620                            $11,452
11/30/01         $15,611                                       $18,886                            $11,432
12/31/01         $16,754                                       $20,043                            $11,387
1/31/02          $16,616                                       $20,309                            $11,413
2/28/02          $17,220                                       $20,432                            $11,458
3/31/02          $18,644                                       $21,962                            $11,523
4/30/02          $19,123                                       $22,735                            $11,587
5/31/02          $18,650                                       $21,984                            $11,587
6/30/02          $17,927                                       $21,497                            $11,594
7/31/02          $15,424                                       $18,303                            $11,606
8/31/02          $15,371                                       $18,222                            $11,645
9/30/02          $13,853                                       $16,920                            $11,664
10/31/02         $14,556                                       $17,175                            $11,684
11/30/02         $15,391                                       $18,545                            $11,684
12/31/02         $15,141                                       $17,753                            $11,658
1/31/03          $14,306                                       $17,253                            $11,710
2/28/03          $13,846                                       $16,673                            $11,800
3/31/03          $13,853                                       $16,851                            $11,871
4/30/03          $15,042                                       $18,451                            $11,845
5/31/03          $16,245                                       $20,335                            $11,826
6/30/03          $16,607                                       $20,680                            $11,838
7/31/03          $16,725                                       $21,711                            $11,851
8/31/03          $17,487                                       $22,536                            $11,896
9/30/03          $16,994                                       $22,278                            $11,935
10/31/03         $18,525                                       $24,094                            $11,922


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS B                    10/31/03
--------------------------------------
  1-Year                      +22.49%
--------------------------------------
  3-Year                       +9.14%
--------------------------------------
  Since Inception (1/1/99)     +8.38%
--------------------------------------


CLASS B (1/1/99-10/31/03)

[LINE CHART]

DATE                FRANKLIN SMALL CAP VALUE FUND                       RUSSELL 2000 VALUE INDEX 6         CPI 6
1/1/99              $10,000                                             $10,000                            $10,000
1/31/99             $9,880                                              $9,773                             $10,024
2/28/99             $8,925                                              $9,106                             $10,037
3/31/99             $9,007                                              $9,031                             $10,067
4/30/99             $9,891                                              $9,855                             $10,140
5/31/99             $10,213                                             $10,158                            $10,140
6/30/99             $10,786                                             $10,526                            $10,140
7/31/99             $10,502                                             $10,276                            $10,171
8/31/99             $10,098                                             $9,900                             $10,195
9/30/99             $9,438                                              $9,702                             $10,244
10/31/99            $9,373                                              $9,508                             $10,262
11/30/99            $9,454                                              $9,558                             $10,268
12/31/99            $9,853                                              $9,851                             $10,268
1/31/00             $9,040                                              $9,594                             $10,299
2/29/00             $9,247                                              $10,180                            $10,360
3/31/00             $10,060                                             $10,228                            $10,445
4/30/00             $10,262                                             $10,288                            $10,451
5/31/00             $10,524                                             $10,131                            $10,464
6/30/00             $10,235                                             $10,427                            $10,519
7/31/00             $10,344                                             $10,775                            $10,543
8/31/00             $11,097                                             $11,256                            $10,543
9/30/00             $11,053                                             $11,193                            $10,598
10/31/00            $11,244                                             $11,153                            $10,616
11/30/00            $10,911                                             $10,926                            $10,622
12/31/00            $11,969                                             $12,100                            $10,616
1/31/01             $12,619                                             $12,434                            $10,683
2/28/01             $12,859                                             $12,417                            $10,726
3/31/01             $12,751                                             $12,217                            $10,750
4/30/01             $13,591                                             $12,783                            $10,793
5/31/01             $14,017                                             $13,112                            $10,842
6/30/01             $13,613                                             $13,639                            $10,860
7/31/01             $13,400                                             $13,333                            $10,830
8/31/01             $13,204                                             $13,287                            $10,830
9/30/01             $11,196                                             $11,820                            $10,879
10/31/01            $12,074                                             $12,129                            $10,842
11/30/01            $12,762                                             $13,001                            $10,824
12/31/01            $13,684                                             $13,797                            $10,781
1/31/02             $13,564                                             $13,980                            $10,805
2/28/02             $14,049                                             $14,065                            $10,848
3/31/02             $15,206                                             $15,118                            $10,909
4/30/02             $15,588                                             $15,650                            $10,970
5/31/02             $15,195                                             $15,133                            $10,970
6/30/02             $14,600                                             $14,798                            $10,976
7/31/02             $12,549                                             $12,599                            $10,988
8/31/02             $12,500                                             $12,543                            $11,025
9/30/02             $11,261                                             $11,647                            $11,043
10/31/02            $11,823                                             $11,822                            $11,062
11/30/02            $12,500                                             $12,766                            $11,062
12/31/02            $12,287                                             $12,220                            $11,037
1/31/03             $11,600                                             $11,876                            $11,086
2/28/03             $11,223                                             $11,477                            $11,171
3/31/03             $11,223                                             $11,600                            $11,239
4/30/03             $12,183                                             $12,701                            $11,214
5/31/03             $13,149                                             $13,998                            $11,196
6/30/03             $13,433                                             $14,235                            $11,208
7/31/03             $13,520                                             $14,945                            $11,220
8/31/03             $14,131                                             $15,513                            $11,263
9/30/03             $13,722                                             $15,335                            $11,300
10/31/03            $14,755                                             $16,586                            $11,287


30 | Past performance does not guarantee future results. | Annual Report

AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS C                    10/31/03
--------------------------------------
  1-Year                      +24.15%
--------------------------------------
  5-Year                       +8.67%
--------------------------------------
  Since Inception (9/3/96)     +7.73%
--------------------------------------

CLASS C (9/3/96-10/31/03)

[LINE CHART]

DATE            FRANKLIN SMALL CAP VALUE FUND                          RUSSELL 2000 VALUE INDEX 6         CPI 6
9/3/96          $9,903                                                 $10,000                            $10,000
9/30/96         $10,241                                                $10,273                            $10,032
10/31/96        $10,405                                                $10,392                            $10,064
11/30/96        $11,146                                                $10,951                            $10,083
12/31/96        $11,695                                                $11,307                            $10,083
1/31/97         $12,185                                                $11,481                            $10,114
2/28/97         $12,247                                                $11,590                            $10,146
3/31/97         $11,801                                                $11,279                            $10,172
4/30/97         $11,683                                                $11,445                            $10,184
5/31/97         $12,767                                                $12,356                            $10,178
6/30/97         $13,572                                                $12,981                            $10,191
7/31/97         $14,570                                                $13,526                            $10,203
8/31/97         $15,003                                                $13,741                            $10,223
9/30/97         $15,920                                                $14,654                            $10,248
10/31/97        $15,239                                                $14,256                            $10,273
11/30/97        $15,065                                                $14,412                            $10,267
12/31/97        $15,041                                                $14,901                            $10,254
1/31/98         $14,791                                                $14,631                            $10,273
2/28/98         $15,460                                                $15,516                            $10,292
3/31/98         $15,985                                                $16,145                            $10,312
4/30/98         $15,922                                                $16,225                            $10,331
5/31/98         $14,897                                                $15,650                            $10,350
6/30/98         $14,191                                                $15,562                            $10,362
7/31/98         $12,673                                                $14,343                            $10,375
8/31/98         $10,373                                                $12,097                            $10,388
9/30/98         $10,586                                                $12,780                            $10,401
10/31/98        $11,135                                                $13,159                            $10,426
11/30/98        $11,229                                                $13,516                            $10,426
12/31/98        $11,403                                                $13,939                            $10,420
1/31/99         $11,265                                                $13,623                            $10,445
2/28/99         $10,172                                                $12,693                            $10,458
3/31/99         $10,260                                                $12,588                            $10,490
4/30/99         $11,278                                                $13,737                            $10,566
5/31/99         $11,642                                                $14,160                            $10,566
6/30/99         $12,302                                                $14,672                            $10,566
7/31/99         $11,975                                                $14,324                            $10,598
8/31/99         $11,516                                                $13,800                            $10,623
9/30/99         $10,762                                                $13,525                            $10,674
10/31/99        $10,687                                                $13,254                            $10,693
11/30/99        $10,781                                                $13,323                            $10,699
12/31/99        $11,227                                                $13,732                            $10,699
1/31/00         $10,304                                                $13,373                            $10,731
2/29/00         $10,536                                                $14,190                            $10,795
3/31/00         $11,466                                                $14,257                            $10,884
4/30/00         $11,705                                                $14,341                            $10,890
5/31/00         $12,000                                                $14,122                            $10,903
6/30/00         $11,667                                                $14,535                            $10,960
7/31/00         $11,793                                                $15,019                            $10,985
8/31/00         $12,654                                                $15,691                            $10,985
9/30/00         $12,603                                                $15,602                            $11,043
10/31/00        $12,817                                                $15,546                            $11,062
11/30/00        $12,440                                                $15,230                            $11,068
12/31/00        $13,646                                                $16,866                            $11,062
1/31/01         $14,388                                                $17,332                            $11,132
2/28/01         $14,664                                                $17,308                            $11,176
3/31/01         $14,538                                                $17,030                            $11,202
4/30/01         $15,493                                                $17,819                            $11,246
5/31/01         $15,977                                                $18,277                            $11,297
6/30/01         $15,525                                                $19,012                            $11,316
7/31/01         $15,280                                                $18,586                            $11,284
8/31/01         $15,054                                                $18,521                            $11,284
9/30/01         $12,760                                                $16,477                            $11,335
10/31/01        $13,759                                                $16,907                            $11,297
11/30/01        $14,545                                                $18,122                            $11,278
12/31/01        $15,594                                                $19,232                            $11,233
1/31/02         $15,462                                                $19,487                            $11,259
2/28/02         $16,015                                                $19,606                            $11,303
3/31/02         $17,334                                                $21,074                            $11,367
4/30/02         $17,768                                                $21,816                            $11,430
5/31/02         $17,315                                                $21,094                            $11,430
6/30/02         $16,643                                                $20,627                            $11,437
7/31/02         $14,306                                                $17,562                            $11,449
8/31/02         $14,256                                                $17,484                            $11,488
9/30/02         $12,836                                                $16,235                            $11,507
10/31/02        $13,483                                                $16,480                            $11,526
11/30/02        $14,249                                                $17,795                            $11,526
12/31/02        $14,011                                                $17,034                            $11,500
1/31/03         $13,232                                                $16,555                            $11,551
2/28/03         $12,804                                                $15,998                            $11,640
3/31/03         $12,792                                                $16,169                            $11,710
4/30/03         $13,885                                                $17,705                            $11,685
5/31/03         $14,984                                                $19,513                            $11,666
6/30/03         $15,311                                                $19,843                            $11,678
7/31/03         $15,412                                                $20,833                            $11,691
8/31/03         $16,109                                                $21,624                            $11,736
9/30/03         $15,644                                                $21,376                            $11,774
10/31/03        $17,045                                                $23,119                            $11,761


AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  CLASS R                    10/31/03
--------------------------------------
  1-Year                      +26.06%
--------------------------------------
  Since Inception (8/1/02)    +15.34%
--------------------------------------



CLASS R (8/1/02-10/31/03)

[LINE CHART]

  Date               Franklin Small Cap Value Fund             Russell 2000 Value Index 6        CPI 6
  8/1/02             $10,000                                   $10,000                           $10,000
  8/31/02            $9,966                                    $9,956                            $10,033
  9/30/02            $8,977                                    $9,244                            $10,050
  10/31/02           $9,433                                    $9,383                            $10,067
  11/30/02           $9,974                                    $10,132                           $10,067
  12/31/02           $9,808                                    $9,699                            $10,044
  1/31/03            $9,267                                    $9,426                            $10,089
  2/28/03            $8,969                                    $9,109                            $10,167
  3/31/03            $8,969                                    $9,207                            $10,228
  4/30/03            $9,740                                    $10,081                           $10,205
  5/31/03            $10,516                                   $11,111                           $10,189
  6/30/03            $10,746                                   $11,299                           $10,200
  7/31/03            $10,822                                   $11,862                           $10,211
  8/31/03            $11,317                                   $12,313                           $10,250
  9/30/03            $10,997                                   $12,172                           $10,283
  10/31/03           $11,952                                   $13,164                           $10,272



        Annual Report | Past performance does not guarantee future results. | 31

AVERAGE ANNUAL TOTAL RETURN
--------------------------------------
  ADVISOR CLASS 5            10/31/03
--------------------------------------
  1-Year                      +27.74%
--------------------------------------
  5-Year                      +10.01%
--------------------------------------
  Since Inception (3/11/96)    +9.73%
--------------------------------------




ADVISOR CLASS (3/11/96-10/31/03) 5

[LINE CHART]

DATE            FRANKLIN SMALL CAP VALUE FUND                     RUSSELL 2000 VALUE INDEX 6             CPI 6
3/11/96         $10,000                                           $10,000                                $10,000
3/31/96         $10,127                                           $10,135                                $10,034
4/30/96         $10,640                                           $10,412                                $10,073
5/31/96         $10,927                                           $10,675                                $10,092
6/30/96         $10,707                                           $10,549                                $10,098
7/31/96         $10,312                                           $9,988                                 $10,118
8/31/96         $10,940                                           $10,422                                $10,137
9/30/96         $11,281                                           $10,706                                $10,169
10/31/96        $11,469                                           $10,830                                $10,202
11/30/96        $12,291                                           $11,413                                $10,221
12/31/96        $12,918                                           $11,784                                $10,221
1/31/97         $13,464                                           $11,965                                $10,253
2/28/97         $13,546                                           $12,078                                $10,285
3/31/97         $13,063                                           $11,754                                $10,311
4/30/97         $12,940                                           $11,927                                $10,324
5/31/97         $14,152                                           $12,877                                $10,318
6/30/97         $15,053                                           $13,528                                $10,330
7/31/97         $16,185                                           $14,096                                $10,343
8/31/97         $16,679                                           $14,320                                $10,363
9/30/97         $17,716                                           $15,272                                $10,388
10/31/97        $16,961                                           $14,857                                $10,414
11/30/97        $16,789                                           $15,020                                $10,408
12/31/97        $16,775                                           $15,529                                $10,395
1/31/98         $16,512                                           $15,248                                $10,414
2/28/98         $17,267                                           $16,170                                $10,434
3/31/98         $17,870                                           $16,826                                $10,453
4/30/98         $17,814                                           $16,909                                $10,472
5/31/98         $16,685                                           $16,310                                $10,492
6/30/98         $15,902                                           $16,218                                $10,504
7/31/98         $14,211                                           $14,948                                $10,517
8/31/98         $11,654                                           $12,607                                $10,530
9/30/98         $11,897                                           $13,319                                $10,543
10/31/98        $12,521                                           $13,714                                $10,569
11/30/98        $12,638                                           $14,085                                $10,569
12/31/98        $12,845                                           $14,527                                $10,562
1/31/99         $12,699                                           $14,197                                $10,588
2/28/99         $11,480                                           $13,228                                $10,601
3/31/99         $11,591                                           $13,119                                $10,633
4/30/99         $12,755                                           $14,317                                $10,711
5/31/99         $13,173                                           $14,757                                $10,711
6/30/99         $13,932                                           $15,291                                $10,711
7/31/99         $13,570                                           $14,928                                $10,743
8/31/99         $13,061                                           $14,382                                $10,769
9/30/99         $12,218                                           $14,095                                $10,820
10/31/99        $12,149                                           $13,813                                $10,840
11/30/99        $12,267                                           $13,884                                $10,846
12/31/99        $12,790                                           $14,311                                $10,846
1/31/00         $11,745                                           $13,937                                $10,878
2/29/00         $12,023                                           $14,789                                $10,943
3/31/00         $13,089                                           $14,858                                $11,033
4/30/00         $13,375                                           $14,946                                $11,039
5/31/00         $13,723                                           $14,718                                $11,052
6/30/00         $13,354                                           $15,148                                $11,110
7/31/00         $13,507                                           $15,653                                $11,136
8/31/00         $14,503                                           $16,352                                $11,136
9/30/00         $14,461                                           $16,260                                $11,194
10/31/00        $14,719                                           $16,202                                $11,213
11/30/00        $14,294                                           $15,872                                $11,220
12/31/00        $15,696                                           $17,577                                $11,213
1/31/01         $16,560                                           $18,063                                $11,284
2/28/01         $16,888                                           $18,038                                $11,329
3/31/01         $16,761                                           $17,748                                $11,355
4/30/01         $17,878                                           $18,570                                $11,400
5/31/01         $18,458                                           $19,047                                $11,452
6/30/01         $17,939                                           $19,814                                $11,471
7/31/01         $17,673                                           $19,370                                $11,439
8/31/01         $17,429                                           $19,302                                $11,439
9/30/01         $14,792                                           $17,172                                $11,490
10/31/01        $15,960                                           $17,620                                $11,452
11/30/01        $16,883                                           $18,886                                $11,432
12/31/01        $18,118                                           $20,043                                $11,387
1/31/02         $17,978                                           $20,309                                $11,413
2/28/02         $18,636                                           $20,432                                $11,458
3/31/02         $20,184                                           $21,962                                $11,523
4/30/02         $20,710                                           $22,735                                $11,587
5/31/02         $20,205                                           $21,984                                $11,587
6/30/02         $19,427                                           $21,497                                $11,594
7/31/02         $16,715                                           $18,303                                $11,606
8/31/02         $16,666                                           $18,222                                $11,645
9/30/02         $15,026                                           $16,920                                $11,664
10/31/02        $15,790                                           $17,175                                $11,684
11/30/02        $16,701                                           $18,545                                $11,684
12/31/02        $16,435                                           $17,753                                $11,658
1/31/03         $15,531                                           $17,253                                $11,710
2/28/03         $15,040                                           $16,673                                $11,800
3/31/03         $15,054                                           $16,851                                $11,871
4/30/03         $16,350                                           $18,451                                $11,845
5/31/03         $17,661                                           $20,335                                $11,826
6/30/03         $18,054                                           $20,680                                $11,838
7/31/03         $18,194                                           $21,711                                $11,851
8/31/03         $19,028                                           $22,536                                $11,896
9/30/03         $18,495                                           $22,278                                $11,935
10/31/03        $20,331                                           $24,094                                $11,922



ENDNOTES


THE FUND'S INVESTMENTS IN SMALL- OR NEWER-COMPANY STOCKS INVOLVE SPECIAL RISKS AS SUCH STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGE-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. IN ADDITION, THESE COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS, AND THEIR GROWTH PROSPECTS ARE LESS CERTAIN THAN THOSE OF LARGE, ESTABLISHED COMPANIES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.


CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

CLASS R: No initial sales charge, but subject to 1% CDSC for shares redeemed within 18 months of investment; are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge(s).

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +57.39% and +6.86%.

6. Source: Standard & Poor's Micropal. The Russell 2000 Value Index is market capitalization-weighted and measures performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.


32 | Past performance does not guarantee future results. | Annual Report

Franklin Value Investors Trust

FINANCIAL HIGHLIGHTS


FRANKLIN BALANCE SHEET INVESTMENT FUND
                                                          ---------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
CLASS A                                                         2003          2002          2001          2000          1999
                                                          ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...................         $37.01        $37.21        $34.83        $29.96        $31.86
                                                          ---------------------------------------------------------------------
Income from investment operations:

 Net investment income a .............................            .13           .25           .77           .31           .37

 Net realized and unrealized gains (losses) ..........           8.83           .87          2.95          5.15          (.68)
                                                          ---------------------------------------------------------------------
Total from investment operations .....................           8.96          1.12          3.72          5.46          (.31)
                                                          ---------------------------------------------------------------------
Less distributions from:

 Net investment income ...............................           (.25)         (.15)         (.73)         (.31)         (.43)

 Net realized gains ..................................           (.25)        (1.17)         (.61)         (.28)        (1.16)
                                                          ---------------------------------------------------------------------
Total distributions ..................................           (.50)        (1.32)        (1.34)         (.59)        (1.59)
                                                          ---------------------------------------------------------------------
Net asset value, end of year .........................         $45.47        $37.01        $37.21        $34.83        $29.96
                                                          ---------------------------------------------------------------------

Total return b .......................................          24.51%         2.85%        10.96%        18.47%        (1.04)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ......................     $3,031,714    $2,333,862    $1,491,457    $1,067,893    $1,165,779

Ratios to average net assets:

 Expenses ............................................           1.00%          .92%          .96%         1.06%          .93%

 Net investment income ...............................            .35%          .63%         2.14%         1.00%         1.19%

Portfolio turnover rate ..............................          13.36%        10.59%        26.69%         8.69%        17.53%



a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.




                                                              Annual Report | 33

Franklin Value Investors Trust

FRANKLIN BALANCE SHEET INVESTMENT FUND (CONTINUED)
                                                            ----------------------------------------
                                                                       YEAR ENDED OCTOBER 31,
CLASS B                                                            2003        2002        2001 C
                                                            ----------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................      $36.64      $37.04      $37.26
                                                            ----------------------------------------
Income from investment operations:

 Net investment income (loss) a ...........................        (.15)       (.08)        .28

 Net realized and unrealized gains (losses) ...............        8.74         .91         .06
                                                            ----------------------------------------
Total from investment operations ..........................        8.59         .83         .34
                                                            ----------------------------------------
Less distributions from:

 Net investment income ....................................        (.01)       (.06)       (.56)

 Net realized gains .......................................        (.25)      (1.17)         --
                                                            ----------------------------------------
Total distributions .......................................        (.26)      (1.23)       (.56)
                                                            ----------------------------------------
Net asset value, end of year ..............................      $44.97      $36.64      $37.04
                                                            ----------------------------------------

Total return b ............................................       23.58%       2.08%        .91%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...........................    $103,877     $89,241     $20,982

Ratios to average net assets:

 Expenses .................................................        1.75%       1.67%       1.71%d

 Net investment income (loss) .............................        (.40)%      (.12)%       .73%d

Portfolio turnover rate ...................................       13.36%      10.59%      26.69%



a Based on average shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period March 1, 2001 (effective date) to October 31, 2001.
d Annualized.



34 | Annual Report

Franklin Value Investors Trust

FRANKLIN BALANCE SHEET INVESTMENT FUND (CONTINUED)
                                                                       ------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
CLASS C                                                                    2003        2002        2001 C
                                                                       ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................     $36.67      $37.06      $37.26
                                                                       ------------------------------------

Income from investment operations:

 Net investment income (loss) a ....................................       (.15)       (.08)        .33

 Net realized and unrealized gains (losses) ........................       8.74         .92         .02
                                                                       ------------------------------------
Total from investment operations ...................................       8.59         .84         .35
                                                                       ------------------------------------

Less distributions from:

 Net investment income .............................................         --        (.06)       (.55)

 Net realized gains ................................................       (.25)      (1.17)         --
                                                                       ------------------------------------
Total distributions ................................................       (.25)      (1.23)       (.55)
                                                                       ------------------------------------
Net asset value, end of year .......................................     $45.01      $36.67      $37.06
                                                                       ------------------------------------

Total return b .....................................................     23.57%       2.10%        .94%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................................   $127,925    $118,219     $29,920

Ratios to average net assets:
 Expenses ..........................................................      1.75%       1.67%       1.71%d

 Net investment income (loss) ......................................     (.40)%      (.12)%        .85%d

Portfolio turnover rate ............................................     13.36%      10.59%      26.69%


a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period March 1, 2001 (effective date) to October 31, 2001.
d Annualized.




                                                              Annual Report | 35

Franklin Value Investors Trust

FRANKLIN BALANCE SHEET INVESTMENT FUND (CONTINUED)
                                                                      -------------------------
                                                                              YEAR ENDED
                                                                              OCTOBER 31,
CLASS R                                                                   2003        2002 C
                                                                      -------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................    $36.92      $39.98
                                                                      -------------------------
Income from investment operations:

 Net investment income a ...........................................       .03         .07

 Net realized and unrealized gains (losses) ........................      8.82       (3.07)
                                                                      -------------------------
Total from investment operations ...................................      8.85       (3.00)
                                                                      -------------------------
Less distributions from:

 Net investment income .............................................      (.22)       (.06)

 Net realized gains ................................................      (.25)         --
                                                                      -------------------------
Total distributions ................................................      (.47)       (.06)
                                                                      -------------------------
Net asset value, end of year .......................................    $45.30      $36.92
                                                                      -------------------------

Total return b .....................................................     24.26%      (7.53)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ....................................   $13,336      $7,754

Ratios to average net assets:

 Expenses ..........................................................      1.25%       1.17%d

 Net investment income .............................................       .10%        .38%d

Portfolio turnover rate ............................................     13.36%      10.59%



a Based on average shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period January 1, 2002 (effective date) to October 31, 2002.
d Annualized.




36 | Annual Report

Franklin Value Investors Trust

FRANKLIN BALANCE SHEET INVESTMENT FUND (CONTINUED)
                                                                    ------------------------------------
                                                                            YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                                           2003        2002        2001 C
                                                                    ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............................    $37.06      $37.21      $37.26
                                                                    ------------------------------------
Income from investment operations:

 Net investment income a .........................................       .23         .31         .60

 Net realized and unrealized gains (losses) ......................      8.83         .91        (.02)
                                                                    ------------------------------------
Total from investment operations .................................      9.06        1.22         .58
                                                                    ------------------------------------
Less distributions from:

 Net investment income ...........................................      (.33)       (.20)       (.63)

 Net realized gains ..............................................      (.25)      (1.17)      --
                                                                    ------------------------------------
Total distributions ..............................................      (.58)      (1.37)       (.63)
                                                                    ------------------------------------
Net asset value, end of year .....................................    $45.54      $37.06      $37.21
                                                                    ------------------------------------

Total return b ...................................................     24.80%       3.11%       1.56%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................................   $22,189     $15,193        $571

Ratios to average net assets:

 Expenses ........................................................       .75%        .67%        .71%d

 Net investment income ...........................................       .60%        .88%       1.55%d

Portfolio turnover rate ..........................................     13.36%      10.59%      26.69%


a Based on average shares outstanding.
b Total return is not annualized for periods less than one year.
c For the period March 1, 2001 (effective date) to October 31, 2001.
d Annualized.


                         Annual Report | See notes to financial statements. | 37

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCE SHEET INVESTMENT FUND                                                       SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------
  CLOSED END MUTUAL FUNDS 1.5%
a Emerging Markets Telecommunications Fund Inc. ....................................            250,000     $    1,725,000
  H & Q Healthcare Investors Fund ..................................................            150,000          2,736,000
  High Income Opportunity Fund Inc. ................................................            765,600          5,481,696
  John Hancock Bank & Thrift Opportunity Fund ......................................          1,650,000         15,922,500
  Latin America Equity Fund Inc. ...................................................            222,015          3,014,964
  Managed High Income Portfolio Inc. ...............................................            695,800          4,842,768
  Mexico Fund (Mexico) .............................................................            620,800          9,547,904
a New Ireland Fund Inc. (Irish Republic) ...........................................            135,000          1,864,350
  Petroleum & Resources Corp. ......................................................            150,000          3,168,000
                                                                                                            ---------------
  TOTAL CLOSED END MUTUAL FUNDS (COST $48,469,883) .................................                            48,303,182
                                                                                                            ---------------
  COMMON STOCKS 72.7%
  COMMERCIAL SERVICES 1.1%
  Kelly Services Inc., A ...........................................................          1,506,800         36,916,600
                                                                                                            ---------------
  CONSUMER DURABLES 5.6%
  D.R. Horton Inc. .................................................................          1,100,000         43,780,000
  Hasbro Inc. ......................................................................          1,800,000         39,240,000
  Lennar Corp., A ..................................................................            240,000         22,044,000
  Lennar Corp., B ..................................................................             24,000          2,084,400
  M.D.C. Holdings Inc. .............................................................            330,000         22,215,600
  Pulte Homes Inc. .................................................................            650,000         56,231,500
                                                                                                            ---------------
                                                                                                               185,595,500
                                                                                                            ---------------
  CONSUMER NON-DURABLES 2.5%
b DIMON Inc. .......................................................................          2,504,200         18,030,240
a Genesee Corp., B .................................................................            116,800            526,768
  Kellwood Co. .....................................................................            450,000         16,816,500
  Russell Corp. ....................................................................             16,800            307,104
a Tommy Hilfiger Corp. .............................................................          2,800,000         41,132,000
  Universal Corp. ..................................................................            125,000          5,447,500
                                                                                                            ---------------
                                                                                                                82,260,112
                                                                                                            ---------------
  CONSUMER SERVICES 2.3%
a,b Aztar Corp. ....................................................................          3,000,000         62,640,000
a,b Champps Entertainment Inc. .....................................................            920,000          7,231,200
a Prime Hospitality Corp. ..........................................................            702,800          6,395,480
                                                                                                            ---------------
                                                                                                                76,266,680
                                                                                                            ---------------
  DISTRIBUTION SERVICES 1.2%
  Applied Industrial Technologies Inc. .............................................            700,000         15,785,000
b Handleman Co. ....................................................................          1,300,000         23,075,000
                                                                                                            ---------------
                                                                                                                38,860,000
                                                                                                            ---------------




38 | Annual Report

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCE SHEET INVESTMENT FUND                                                       SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  ELECTRONIC TECHNOLOGY 1.6%
a ESCO Technologies Inc. ...........................................................            618,400     $   26,888,032
a FSI International Inc. ...........................................................            650,000          4,095,000
a Hutchinson Technology Inc. .......................................................            158,300          5,304,633
a Standard Microsystems Corp. ......................................................            500,000         15,000,000
                                                                                                            ---------------
                                                                                                                51,287,665
                                                                                                            ---------------
  ENERGY MINERALS 1.5%
  Peabody Energy Corp. .............................................................          1,507,000         50,228,310
                                                                                                            ---------------
  FINANCE/RENTAL/LEASING 3.7%
  CIT Group Inc. ...................................................................          2,210,000         74,300,200
a,b Dollar Thrifty Automotive Group Inc. ...........................................          1,800,000         47,142,000
                                                                                                            ---------------
                                                                                                               121,442,200
                                                                                                            ---------------
  FINANCIAL CONGLOMERATES 2.4%
  Principal Financial Group ........................................................            734,200         23,017,170
  Prudential Financial Inc. ........................................................          1,450,000         56,028,000
                                                                                                            ---------------
                                                                                                                79,045,170
                                                                                                            ---------------
  INDUSTRIAL SERVICES 1.8%
a Global Industries Ltd. ...........................................................          2,361,000         10,907,820
a Offshore Logistics Inc. ..........................................................            900,000         19,620,000
a Petroleum Helicopters Inc. .......................................................             77,500          2,394,750
a Petroleum Helicopters Inc., non-voting ...........................................            152,000          4,332,000
a Shaw Group Inc. ..................................................................          1,098,500         14,994,525
a,b Xanser Corp. ...................................................................          2,800,000          6,944,000
                                                                                                            ---------------
                                                                                                                59,193,095
                                                                                                            ---------------
  LIFE/HEALTH INSURANCE 5.7%
  American National Insurance Co. ..................................................            637,200         52,932,841
  Amerus Group Co. .................................................................            325,000         12,268,750
  FBL Financial Group Inc., A ......................................................            525,000         13,702,500
  Kansas City Life Insurance Co. ...................................................            170,000          7,983,200
  Manulife Financial Corp. (Canada) ................................................            500,000         15,165,000
  MetLife Inc. .....................................................................            401,000         12,591,400
a National Western Life Insurance Co., A ...........................................            150,000         21,571,650
  Presidential Life Corp. ..........................................................            900,000         13,824,000
  StanCorp Financial Group Inc. ....................................................            600,000         37,830,000
                                                                                                            ---------------
                                                                                                               187,869,341
                                                                                                            ---------------
  NON-ENERGY MINERALS 4.2%
  Nucor Corp. ......................................................................            630,000         34,542,900
  Reliance Steel & Aluminum Co. ....................................................          1,175,000         33,722,500
  Texas Industries Inc. ............................................................            800,000         21,736,000
  United States Steel Corp. ........................................................          2,100,000         49,665,000
                                                                                                            ---------------
                                                                                                               139,666,400
                                                                                                            ---------------



                                                              Annual Report | 39

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCE SHEET INVESTMENT FUND                                                       SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  PROCESS INDUSTRIES 4.1%
  Bunge Ltd. .......................................................................          1,650,000    $    44,715,000
  Celanese AG (Germany) ............................................................            400,000         13,800,000
  Corn Products International Inc. .................................................          1,120,000         37,956,800
a,b Delta Woodside Industries Inc. .................................................            560,000          1,148,000
  J.G. Boswell Co. .................................................................             30,000          9,000,000
  Monsanto Co. .....................................................................            853,900         21,390,195
a Polyone Corp. ....................................................................          1,500,000          7,245,000
                                                                                                            ---------------
                                                                                                               135,254,995
                                                                                                            ---------------
  PRODUCER MANUFACTURING 6.0%
  CNH Global NV (Netherlands) ......................................................          1,605,000         21,442,800
a,b Insteel Industries Inc. ........................................................            560,000            375,200
  Lennox International Inc. ........................................................          1,115,000         18,442,100
a Mueller Industries Inc. ..........................................................            650,000         20,514,000
  Oshkosh Truck Corp. ..............................................................            480,000         21,998,400
b Tecumseh Products Co., A .........................................................            778,900         31,919,322
b Tecumseh Products Co., B .........................................................            300,000         12,000,000
  Timken Co. .......................................................................          1,400,000         23,492,000
  Trinity Industries Inc. ..........................................................          1,806,900         45,985,605
                                                                                                            ---------------
                                                                                                               196,169,427
                                                                                                            ---------------
  PROPERTY-CASUALTY INSURANCE 6.2%
  E-L Financial Corp. Ltd. (Canada) ................................................            100,000         22,571,223
  IPC Holdings Ltd. (Bermuda) ......................................................          1,180,000         44,191,000
a Montpelier Re Holdings Ltd. (Bermuda) ............................................             10,000            331,200
  Old Republic International Corp. .................................................          1,897,500         68,196,150
  RLI Corp. ........................................................................            489,400         16,443,840
  Selective Insurance Group Inc. ...................................................            650,000         19,955,000
  St. Paul Cos. Inc. ...............................................................            827,000         31,533,510
                                                                                                            ---------------
                                                                                                               203,221,923
                                                                                                            ---------------
  REGIONAL BANKS .1%
  UMB Financial Corp. ..............................................................             93,400          4,671,868
                                                                                                            ---------------
  RETAIL TRADE 8.9%
a Big Lots Inc. ....................................................................          1,425,000         21,389,250
  Cato Corp., A ....................................................................            300,000          6,330,000
a Charming Shoppes Inc. ............................................................          5,200,000         34,060,000
  Dillards Inc., A .................................................................          2,300,000         37,191,000
  Federated Department Stores Inc. .................................................            825,000         39,228,750
  Fred's Inc. ......................................................................            500,000         18,840,000
b Haverty Furniture Cos. Inc. ......................................................            920,000         19,090,000
a Officemax Inc. ...................................................................          1,491,000         14,283,780
a Saks Inc. ........................................................................          1,508,400         20,966,760
a,b Syms Corp. .....................................................................          1,430,000          9,581,000



40 | Annual Report

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCE SHEET INVESTMENT FUND                                                       SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  RETAIL TRADE (CONT.)
a Toys R Us Inc. ...................................................................          2,815,000     $   36,595,000
a Zale Corp. .......................................................................            711,200         36,811,712
                                                                                                            ---------------
                                                                                                               294,367,252
                                                                                                            ---------------

  SAVINGS BANKS .3%
  Farmers & Merchants Bank of Long Beach ...........................................              2,200          9,130,000
  First Niagara Financial Group Inc. ...............................................            100,000          1,429,000
                                                                                                            ---------------
                                                                                                                10,559,000
                                                                                                            ---------------
  SPECIALTY INSURANCE 3.1%
  MGIC Investment Corp. ............................................................            440,000         22,576,400
  The PMI Group Inc. ...............................................................          1,150,000         43,964,500
  Radian Group Inc. ................................................................            700,000         37,030,000
                                                                                                            ---------------
                                                                                                               103,570,900
                                                                                                            ---------------
  TECHNOLOGY SERVICES .7%
a Intergraph Corp. .................................................................            850,000         22,151,000
                                                                                                            ---------------
  TRANSPORTATION 5.1%
a ABX Air Inc. .....................................................................          1,825,000          6,387,500
a,b Alaska Air Group Inc. ..........................................................          1,350,600         38,883,774
  Burlington Northern Santa Fe Corp. ...............................................            599,900         17,361,106
a Crowley Maritime Corp. ...........................................................              4,240          4,443,520
a Kansas City Southern .............................................................            244,000          3,228,120
a Mesa Air Group Inc. ..............................................................            800,000          8,616,000
  Norfolk Southern Corp. ...........................................................            150,000          3,022,500
  Overseas Shipholding Group Inc. ..................................................          1,700,000         46,342,000
  Teekay Shipping Corp. (Bahamas) ..................................................            850,000         40,910,500
                                                                                                            ---------------
                                                                                                               169,195,020
                                                                                                            ---------------
  UTILITIES 4.6%
  Entergy Corp. ....................................................................            800,000         43,120,000
  Northeast Utilities ..............................................................          1,750,000         32,970,000
  PNM Resources Inc. ...............................................................          1,242,200         35,129,416
a Sierra Pacific Resources Co. .....................................................          4,169,000         24,888,930
  Xcel Energy Inc. .................................................................            878,000         14,399,200
                                                                                                            ---------------
                                                                                                               150,507,546
                                                                                                            ---------------
  TOTAL COMMON STOCKS (COST $1,723,059,082) ........................................                         2,398,300,004
                                                                                                            ---------------
  CONVERTIBLE PREFERRED STOCK (COST $6,943,575) .3%
  Price Legacy Corp., 8.75%, pfd., A ...............................................            533,400          8,641,080
                                                                                                            ---------------




                                                              Annual Report | 41

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCE SHEET INVESTMENT FUND                                                PRINCIPAL AMOUNT         VALUE
---------------------------------------------------------------------------------------------------------------------------
  CONVERTIBLE BONDS (COST $6,000,000) .3%
  UTILITIES
  Sierra Pacific Resources Co., cvt., 144A, 7.25%, 2/14/10 .........................       $  6,000,000     $    9,630,000
                                                                                                            ---------------
  CORPORATE BOND (COST $4,384,610)
c Hechinger Co., 6.95%, 10/15/03 ...................................................          7,000,000                  --
                                                                                                            ---------------

  TOTAL LONG TERM INVESTMENTS (COST $1,788,857,150)                                                          2,464,874,266
                                                                                                            ---------------


                                                                                       ------------------
                                                                                             SHARES
                                                                                       ------------------
  SHORT TERM INVESTMENT (COST $148,758,184) 4.5%
d Franklin Institutional Fiduciary Trust Money Market Portfolio ....................        148,758,184        148,758,184
                                                                                                            ---------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $1,937,615,334)                                        2,613,632,450
                                                                                                            ---------------

                                                                                       ------------------
                                                                                        PRINCIPAL AMOUNT
                                                                                       ------------------
  REPURCHASE AGREEMENT (COST $694,612,020) 21.0%
e Joint Repurchase Agreement, 1.004%, 11/3/03 (Maturity Value $694,670,146) ........       $694,612,020        694,612,020
    ABN AMRO Bank, N.V., New York Branch (Maturity Value $66,716,121)
    Banc of America Securities LLC (Maturity Value $64,722,417)
    Barclays Capital Inc. (Maturity Value $66,716,121)
    Bear, Stearns & Co. Inc. (Maturity Value $39,832,386)
    BNP Paribas Securities Corp. (Maturity Value $64,722,417)
    Deutsche Bank Securities Inc. (Maturity Value $66,716,121)
    Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $64,722,417)
    Goldman, Sachs & Co. (Maturity Value $64,722,417)
    Lehman Brothers Inc. (Maturity Value $66,438,253)
    Morgan Stanley & Co. Inc. (Maturity Value $64,729,366)
    UBS Securities LLC (Maturity Value $64,632,110)
     Collateralized by U.S. Treasury Bills, Notes, and Bonds, and
     U.S. Government Agency Securities
                                                                                                            ---------------
  TOTAL INVESTMENTS (COST $2,632,227,354) 100.3% ...................................                         3,308,244,470
  OTHER ASSETS, LESS LIABILITIES (.3)% .............................................                            (9,203,184)
                                                                                                            ---------------
  NET ASSETS 100.0% ................................................................                        $3,299,041,286
                                                                                                            ---------------


a Non-income producing.
b See Note 8 regarding holdings of 5% voting securities.
c The Fund discontinues accruing income on defaulted securities. See Note 7.
d See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.
e See Note 1(c) regarding joint repurchase agreement.



42 | See notes to financial statements. | Annual Report

Franklin Value Investors Trust

FINANCIAL HIGHLIGHTS


FRANKLIN LARGE CAP VALUE FUND
                                                                                ------------------------------------------------
                                                                                              YEAR ENDED OCTOBER 31,
CLASS A                                                                              2003        2002        2001        2000 C
                                                                                ------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........................................      $10.48      $11.66      $11.12      $10.00
                                                                                ------------------------------------------------
Income from investment operations:

 Net investment income a ....................................................         .07         .07         .12         .09

 Net realized and unrealized gains (losses) .................................        1.92       (1.08)        .50        1.03
                                                                                ------------------------------------------------
Total from investment operations ............................................        1.99       (1.01)        .62        1.12
                                                                                ------------------------------------------------
Less distributions from:

 Net investment income ......................................................        (.07)       (.07)       (.08)         --

 Net realized gains .........................................................          --        (.10)         --          --
                                                                                ------------------------------------------------
Total distributions .........................................................        (.07)       (.17)       (.08)         --
                                                                                ------------------------------------------------
Net asset value, end of year ................................................      $12.40      $10.48      $11.66      $11.12
                                                                                ------------------------------------------------

Total return b ..............................................................      19.08%     (8.82)%       5.63%      11.20%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............................................     $59,600     $32,825     $23,544      $3,418

Ratios to average net assets:

 Expenses ...................................................................       1.38%       1.42%       1.25%       1.25%d

 Expenses excluding waiver and payments by affiliate ........................       1.38%       1.42%       1.49%       3.22%d
 Net investment income ......................................................        .60%        .64%        .99%       2.17%d

Portfolio turnover rate .....................................................      27.47%      15.33%      29.37%       7.21%



a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period June 1, 2000 (effective date) to October 31, 2000.
d Annualized.



                                                              Annual Report | 43

Franklin Value Investors Trust

FRANKLIN LARGE CAP VALUE FUND (CONTINUED)
                                                                                 -----------------------------------------------
                                                                                             YEAR ENDED OCTOBER 31,
CLASS B                                                                              2003        2002        2001        2000 C
                                                                                 -----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........................................     $10.39      $11.58      $11.11      $10.00
                                                                                 -----------------------------------------------

Income from investment operations:

 Net investment income (loss) a ..............................................       (.01)      --            .05         .08

 Net realized and unrealized gains (losses) ..................................       1.92       (1.07)        .49        1.03
                                                                                 -----------------------------------------------
Total from investment operations .............................................       1.91       (1.07)        .54        1.11
                                                                                 -----------------------------------------------
Less distributions from:

 Net investment income .......................................................       (.01)       (.02)       (.07)         --

 Net realized gains ..........................................................         --        (.10)         --          --
                                                                                 -----------------------------------------------
Total distributions ..........................................................       (.01)       (.12)       (.07)
                                                                                 -----------------------------------------------
Net asset value, end of year .................................................     $12.29      $10.39      $11.58      $11.11
                                                                                 -----------------------------------------------

Total return b ...............................................................     18.35%     (9.38)%       4.87%      11.10%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............................................    $10,865      $4,975      $3,251        $453

Ratios to average net assets:

 Expenses ....................................................................      2.04%       2.07%       1.86%       1.69%d

 Expenses excluding waiver and payments by affiliate .........................      2.04%       2.07%       2.10%       3.66%d

 Net investment income (loss) ................................................     (.06)%      (.01)%        .38%       1.81%d

Portfolio turnover rate ......................................................     27.47%      15.33%      29.37%       7.21%



a Based on average shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period June 1, 2000 (effective date) to October 31, 2000.
d Annualized.



44 | Annual Report

Franklin Value Investors Trust

FRANKLIN LARGE CAP VALUE FUND (CONTINUED)
                                                                                 -----------------------------------------------
                                                                                             YEAR ENDED OCTOBER 31,
CLASS C                                                                              2003        2002        2001        2000 C
                                                                                 -----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................    $10.39      $11.57      $11.11      $10.00
                                                                                 -----------------------------------------------
Income from investment operations:

 Net investment income (loss) a ...............................................      (.01)         --         .05         .06

 Net realized and unrealized gains (losses) ...................................      1.91       (1.07)        .48        1.05
                                                                                 -----------------------------------------------
Total from investment operations ..............................................      1.90       (1.07)        .53        1.11
                                                                                 -----------------------------------------------
Less distributions from:

 Net investment income ........................................................      (.01)       (.01)       (.07)         --

 Net realized gains ...........................................................        --        (.10)         --          --
                                                                                 -----------------------------------------------
Total distributions ...........................................................      (.01)       (.11)       (.07)         --
                                                                                 -----------------------------------------------
Net asset value, end of year ..................................................    $12.28      $10.39      $11.57      $11.11
                                                                                 -----------------------------------------------

Total return b ................................................................    18.35%     (9.34)%       4.80%      11.10%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............................................   $32,592     $17,738     $10,648      $1,911

Ratios to average net assets:

 Expenses .....................................................................     2.06%       2.04%       1.89%       1.79%d

 Expenses excluding waiver and payments by affiliate ..........................     2.06%       2.04%       2.13%       3.76%d

 Net investment income (loss) .................................................    (.08)%        .02%        .38%       1.44%d

Portfolio turnover rate .......................................................    27.47%      15.33%      29.37%       7.21%



a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period June 1, 2000 (effective date) to October 31, 2000.
d Annualized.



                                                              Annual Report | 45

Franklin Value Investors Trust

FRANKLIN LARGE CAP VALUE FUND (CONTINUED)
                                                                     -----------------------
                                                                           YEAR ENDED
                                                                           OCTOBER 31,
CLASS R                                                                 2003        2002 C
                                                                     -----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............................     $10.48      $10.55
                                                                     -----------------------

Income from investment operations:

 Net investment income a ........................................        .05         .01

 Net realized and unrealized gains (losses) .....................       1.90        (.08)
                                                                     -----------------------
Total from investment operations ................................       1.95        (.07)
                                                                     -----------------------
Less distributions from net investment income ...................       (.09)         --
                                                                     -----------------------
Net asset value, end of year ....................................     $12.34      $10.48
                                                                     -----------------------

Total return b ..................................................     18.77%      (.66)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................       $826         $65

Ratios to average net assets:

 Expenses .......................................................      1.54%       1.59%d

 Net investment income ..........................................       .44%        .47%d

Portfolio turnover rate .........................................     27.47%      15.33%


a Based on average shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period August 1, 2002 (effective date) to October 31, 2002.
d Annualized.



46 | See notes to financial statements. | Annual Report

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE FUND                                                                     SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 84.9%
  COMMUNICATIONS 2.1%
  SBC Communications Inc. ..................................................................        40,000    $    959,200
  Verizon Communications Inc. ..............................................................        37,000       1,243,200
                                                                                                              -------------
                                                                                                                 2,202,400
                                                                                                              -------------
  CONSUMER NON-DURABLES 9.4%
  Kimberly-Clark Corp. .....................................................................        59,000       3,115,790
  Procter & Gamble Co. .....................................................................        36,000       3,538,440
  Sara Lee Corp. ...........................................................................       154,000       3,069,220
                                                                                                              -------------
                                                                                                                 9,723,450
                                                                                                              -------------
  CONSUMER SERVICES 8.1%
a Cendant Corp. ............................................................................        87,000       1,777,410
  Gannett Co. Inc. .........................................................................        42,000       3,532,620
  McDonald's Corp. .........................................................................       126,000       3,151,260
                                                                                                              -------------
                                                                                                                 8,461,290
                                                                                                              -------------
  ELECTRONIC TECHNOLOGY 1.1%
  Hewlett-Packard Co. ......................................................................        51,000       1,137,810
                                                                                                              -------------
  ENERGY MINERALS 5.4%
  Conocophillips ...........................................................................        26,000       1,485,900
  Marathon Oil Corp. .......................................................................        94,000       2,779,580
  Occidental Petroleum Corp. ...............................................................        38,000       1,339,880
                                                                                                              -------------
                                                                                                                 5,605,360
                                                                                                              -------------
  FINANCE/RENTAL/LEASING 3.7%
  Fannie Mae ...............................................................................        29,000       2,079,010
  Freddie Mac ..............................................................................        31,000       1,740,030
                                                                                                              -------------
                                                                                                                 3,819,040
                                                                                                              -------------
  FINANCIAL CONGLOMERATES 4.1%
  Citigroup Inc. ...........................................................................        63,000       2,986,200
  Principal Financial Group ................................................................        41,000       1,285,350
                                                                                                              -------------
                                                                                                                 4,271,550
                                                                                                              -------------
  HEALTH TECHNOLOGY 8.6%
  Abbott Laboratories ......................................................................        63,000       2,685,060
  Becton, Dickinson & Co. ..................................................................        71,000       2,595,760
  Pfizer Inc. ..............................................................................       115,000       3,634,000
                                                                                                              -------------
                                                                                                                 8,914,820
                                                                                                              -------------




                                                              Annual Report | 47

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE FUND                                                                  SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  INDUSTRIAL SERVICES 3.7%
  GlobalSantaFe Corp. ......................................................................        55,000    $  1,238,050
a Transocean Inc. ..........................................................................       138,000       2,648,220
                                                                                                              -------------
                                                                                                                 3,886,270
                                                                                                              -------------
  INVESTMENT BANKS/BROKERS 1.3%
  Lehman Brothers Holdings Inc. ............................................................         6,000         432,000
  Morgan Stanley ...........................................................................        17,000         932,790
                                                                                                              -------------
                                                                                                                 1,364,790
                                                                                                              -------------
  INVESTMENT MANAGERS 1.0%
  Mellon Financial Corp. ...................................................................        34,000       1,015,580
                                                                                                              -------------
  LIFE/HEALTH INSURANCE 3.0%
  MetLife Inc. .............................................................................        99,000       3,108,600
                                                                                                              -------------
  MAJOR BANKS 4.4%
  Bank of America Corp. ....................................................................        36,000       2,726,280
  Fleet Boston Financial Corp. .............................................................        47,000       1,898,330
                                                                                                              -------------
                                                                                                                 4,624,610
                                                                                                              -------------
  MULTI-LINE INSURANCE 3.0%
  American International Group Inc. ........................................................        51,000       3,102,330
                                                                                                              -------------
  PROCESS INDUSTRIES 2.7%
  International Paper Co. ..................................................................        72,000       2,833,200
                                                                                                              -------------
  PRODUCER MANUFACTURING 2.9%
  Masco Corp. ..............................................................................       109,000       2,997,500
                                                                                                              -------------
  PROPERTY-CASUALTY INSURANCE 5.6%
  Allstate Corp. ...........................................................................        91,000       3,594,500
  St. Paul Cos. Inc. .......................................................................        59,000       2,249,670
                                                                                                              -------------
                                                                                                                 5,844,170
                                                                                                              -------------
  REAL ESTATE 1.6%
  Equity Office Properties Trust ...........................................................        58,000       1,624,580
                                                                                                              -------------
  REGIONAL BANKS 1.8%
  U.S. Bancorp .............................................................................        68,000       1,850,960
                                                                                                              -------------




48 | Annual Report

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE FUND                                                                  SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  RETAIL TRADE 5.4%
  Federated Department Stores Inc. .........................................................        67,000    $  3,185,850
a Safeway Inc. .............................................................................        77,000       1,624,700
  The TJX Cos. Inc. ........................................................................        38,000         797,620
                                                                                                              -------------
                                                                                                                 5,608,170
                                                                                                              -------------
  SAVINGS BANKS 1.5%
  Washington Mutual Inc. ...................................................................        36,000       1,575,000
                                                                                                              -------------
  TECHNOLOGY SERVICES 1.9%
  International Business Machines Corp. ....................................................        22,000       1,968,560
                                                                                                              -------------
  TRANSPORTATION 2.6%
  Burlington Northern Santa Fe Corp. .......................................................        93,000       2,691,420
                                                                                                              -------------
  TOTAL COMMON STOCKS (COST $80,699,469) ...................................................                    88,231,460
                                                                                                              -------------
  SHORT TERM INVESTMENT (COST $15,684,996) 15.1%
b Franklin Institutional Fiduciary Trust Money Market Portfolio ............................    15,684,996      15,684,996
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $96,384,465) 100.0% ..............................................                   103,916,456
  OTHER ASSETS, LESS LIABILITIES ...........................................................                       (33,230)
                                                                                                              -------------
  NET ASSETS 100.0% ........................................................................                  $103,883,226
                                                                                                              -------------



a Non-income producing.
b See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.



                         Annual Report | See notes to financial statements. | 49

Franklin Value Investors Trust

FINANCIAL HIGHLIGHTS


FRANKLIN MICROCAP VALUE FUND
                                                                     ----------------------------------------------------------
                                                                                       YEAR ENDED OCTOBER 31,
                                                                         2003        2002        2001        2000        1999
                                                                     ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............................      $24.09      $24.64      $18.88      $18.41      $20.27
                                                                     ----------------------------------------------------------

Income from investment operations:

 Net investment income (loss)a ..................................        (.04)       (.01)        .11         .04        (.01)

 Net realized and unrealized gains (losses) .....................        7.80         .68        6.37        1.90        (.29)
                                                                     ----------------------------------------------------------
Total from investment operations ................................        7.76         .67        6.48        1.94        (.30)
                                                                     ----------------------------------------------------------
Less distributions from:

 Net investment income ..........................................          --        (.08)       (.09)         --          --

 Net realized gains .............................................       (1.44)      (1.14)       (.63)      (1.47)      (1.56)
                                                                     ----------------------------------------------------------
Total distributions .............................................       (1.44)      (1.22)       (.72)      (1.47)      (1.56)
                                                                     ----------------------------------------------------------
Net asset value, end of year ....................................      $30.41      $24.09      $24.64      $18.88      $18.41
                                                                     ----------------------------------------------------------

Total return b ..................................................      33.90%       2.77%      35.80%      11.53%     (1.59)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .................................    $310,995    $230,562    $268,969     $95,894    $115,999

Ratios to average net assets:

 Expenses .......................................................       1.23%       1.18%       1.19%       1.38%       1.27%

 Net investment income (loss) ...................................      (.16)%      (.02)%        .46%        .23%      (.05)%

Portfolio turnover rate .........................................      13.35%      28.35%      23.62%       8.52%      14.12%




a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.


50 | See notes to financial statements. | Annual Report

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICROCAP VALUE FUND                                                                 SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 83.4%
  COMMERCIAL SERVICES 1.8%
  Courier Corp. .......................................................................          100,000      $  5,482,000
                                                                                                              -------------
  COMMUNICATIONS 1.8%
  Atlantic Tele-Network Inc. ..........................................................          225,000         5,667,750
                                                                                                              -------------
  CONSUMER DURABLES 6.5%
  Allen Organ Co., B ..................................................................           94,800         4,597,800
a Baldwin Piano & Organ Co. ...........................................................              100                --
a Cavalier Homes Inc. .................................................................          800,000         2,352,000
a Chromcraft Revington Inc. ...........................................................          200,000         2,450,000
a Dixie Group Inc. ....................................................................          405,000         2,916,000
  Edelbrock Corp. .....................................................................          194,100         2,234,091
  Flexsteel Industries Inc. ...........................................................           60,000         1,183,200
a National R.V. Holdings Inc. .........................................................          400,000         4,320,000
                                                                                                              -------------
                                                                                                                20,053,091
                                                                                                              -------------

  CONSUMER NON-DURABLES 12.1%
  Brown Shoe Co. Inc. .................................................................          165,000         5,709,000
b Delta Apparel Inc. ..................................................................          340,000         5,521,600
  DIMON Inc. ..........................................................................          640,000         4,608,000
b Haggar Corp. ........................................................................          420,000         6,678,000
a,b Seneca Foods Corp., A .............................................................          256,600         5,126,868
a,b Seneca Foods Corp., B .............................................................          121,500         2,490,750
  Standard Commercial Corp. ...........................................................          350,000         6,678,000
  Tandy Brands Accessories Inc. .......................................................           57,200           855,712
                                                                                                              -------------
                                                                                                                37,667,930
                                                                                                              -------------
  CONSUMER SERVICES 1.4%
a Garden Fresh Restaurant Corp. .......................................................          270,000         4,355,100
                                                                                                              -------------
  DISTRIBUTION SERVICES .7%
a GTSI Corp. ..........................................................................          203,100         2,258,472
                                                                                                              -------------
  ELECTRONIC TECHNOLOGY 1.7%
b Espey Manufacturing & Electronics Corp. .............................................           78,000         1,901,640
a Printronix Inc. .....................................................................          130,000         1,834,300
a Sparton Corp. .......................................................................          153,000         1,690,650
                                                                                                              -------------
                                                                                                                 5,426,590
                                                                                                              -------------
  HEALTH SERVICES .9%
  Healthcare Services Group Inc. ......................................................          173,600         2,829,680
                                                                                                              -------------
  HEALTH TECHNOLOGY 2.1%
a,b Invivo Corp. ......................................................................          402,000         6,572,700
                                                                                                              -------------




                                                              Annual Report | 51

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICROCAP VALUE FUND                                                                 SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  INDUSTRIAL SERVICES 5.9%
b Ecology & Environment Inc., A .......................................................          230,000     $   2,311,500
a Exponent Inc. .......................................................................          100,000         2,113,000
a Layne Christensen Co. ...............................................................          530,000         5,178,100
a Matrix Service Co. ..................................................................          230,000         5,855,800
a Petroleum Helicopters Inc. ..........................................................           17,600           543,840
a Petroleum Helicopters Inc., non-voting ..............................................           78,000         2,223,000
                                                                                                              -------------
                                                                                                                18,225,240
                                                                                                              -------------
  NON-ENERGY MINERALS 2.8%
b Commonwealth Industries Inc. ........................................................          870,000         5,959,500
a,b Continental Materials Corp. .......................................................           99,500         2,735,753
                                                                                                              -------------
                                                                                                                 8,695,253
                                                                                                              -------------
  PROCESS INDUSTRIES 3.0%
a,b American Pacific Corp. ............................................................          668,900         6,153,880
a Mercer International Inc. (Germany) .................................................          545,400         3,403,296
                                                                                                              -------------
                                                                                                                 9,557,176
                                                                                                              -------------

  PRODUCER MANUFACTURING 14.0%
a,b Art's-Way Manufacturing Co. Inc. ..................................................          134,500           650,845
  Central Steel & Wire Co. ............................................................            3,400         1,326,000
  CIRCOR International Inc. ...........................................................          247,500         5,098,500
a,b Gehl Co. ..........................................................................          405,200         6,231,976
  Gibraltar Steel Corp. ...............................................................          238,000         5,716,760
b Hardinge Inc. .......................................................................          700,000         6,475,000
a Insteel Industries Inc. .............................................................          250,000           167,500
a,b Nashua Corp. ......................................................................          475,000         4,137,250
a Northwest Pipe Co. ..................................................................          177,300         2,377,593
a Powell Industries Inc. ..............................................................           23,900           463,182
a Rofin-Sinar Technologies Inc. .......................................................          114,700         2,724,125
a RTI International Metals Inc. .......................................................          415,000         4,984,150
  Smith Investment Co. ................................................................           42,400         1,886,800
  Steel Technologies Inc. .............................................................            2,100            32,361
a TransPro Inc. .......................................................................          290,000         1,157,100
                                                                                                              -------------
                                                                                                                43,429,142
                                                                                                              -------------
  PROPERTY-CASUALTY INSURANCE 6.2%
a,b ACMAT Corp., A ....................................................................          392,800         4,935,532
  Baldwin & Lyons Inc., B .............................................................          153,875         3,777,631
b Merchants Group Inc. ................................................................          190,000         4,297,800
  Penn-America Group Inc. .............................................................          310,000         4,727,500
  Safety Insurance Group Inc. .........................................................           95,000         1,496,250
                                                                                                              -------------
                                                                                                                19,234,713
                                                                                                              -------------




52 | Annual Report

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICROCAP VALUE FUND                                                                 SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  REAL ESTATE 1.1%
a Arbor Realty Trust, 144A ............................................................           45,000      $  3,380,625
                                                                                                              -------------

  REAL ESTATE DEVELOPMENT 2.3%
a Bresler & Reiner Inc. ...............................................................           89,000         4,016,125
  Case Pomeroy & Co. Inc., A ..........................................................              220           276,320
  Case Pomeroy & Co. Inc., cvt., B ....................................................              533           677,443
a Griffin Land & Nurseries Inc. .......................................................          173,000         2,266,300
                                                                                                              -------------
                                                                                                                 7,236,188
                                                                                                              -------------
  RETAIL TRADE 5.8%
a,b Duckwall-ALCO Stores Inc. .........................................................          300,000         4,464,000
b Fresh Brands Inc. ...................................................................          264,000         3,358,080
a,b S&K Famous Brands Inc. ............................................................          260,000         4,425,200
a,b United Retail Group Inc. ..........................................................          830,000         2,780,500
b Village Super Market Inc., A ........................................................          110,675         2,989,332
                                                                                                              -------------
                                                                                                                18,017,112
                                                                                                              -------------
  SAVINGS BANKS 4.9%
  First Defiance Financial Corp. ......................................................          235,000         6,636,400
  GA Financial Inc. ...................................................................          172,000         4,871,040
a Wilshire Financial Services Group Inc. ..............................................          757,100         3,777,929
                                                                                                              -------------
                                                                                                                15,285,369
                                                                                                              -------------
  TRANSPORTATION 6.1%
a Crowley Maritime Corp. ..............................................................            2,342         2,454,416
a,b International Shipholding Corp. ...................................................          480,000         4,783,200
a OMI Corp. ...........................................................................          680,000         4,590,000
  Providence & Worchester Railroad Co. ................................................          205,000         1,853,200
  Stelmar Shipping Ltd. (Greece) ......................................................          266,000         5,242,860
                                                                                                              -------------
                                                                                                                18,923,676
                                                                                                              -------------
  UTILITIES 2.3%
  Central Vermont Public Service Corp. ................................................           70,000         1,610,000
  Green Mountain Power Corp. ..........................................................          201,700         4,580,607
  Maine & Maritimes Corp. .............................................................           27,100           957,987
                                                                                                              -------------
                                                                                                                 7,148,594
                                                                                                              -------------
  TOTAL COMMON STOCKS (COST $181,530,330) .............................................                        259,446,401
                                                                                                              -------------




                                                              Annual Report | 53

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICROCAP VALUE FUND                                                            PRINCIPAL AMOUNT       VALUE
---------------------------------------------------------------------------------------------------------------------------
  CONVERTIBLE BONDS (COST $7,000,000) 2.3%
  PROCESS INDUSTRIES
  Mercer International Inc., cvt., 144A, 8.50%, 10/15/10 (Germany) ....................     $  7,000,000      $  7,000,000
                                                                                                              -------------
  TOTAL LONG TERM INVESTMENTS (COST $188,530,330) .....................................                        266,446,401
                                                                                                              -------------


                                                                                           --------------
                                                                                               SHARES
                                                                                           --------------
  SHORT TERM INVESTMENT (COST $41,625,085) 13.4%
c Franklin Institutional Fiduciary Trust Money Market Portfolio .......................       41,625,085        41,625,085
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $230,155,415) 99.1% .........................................                        308,071,486
  OTHER ASSETS, LESS LIABILITIES .9% ..................................................                          2,923,248
                                                                                                              -------------
  NET ASSETS 100.0% ...................................................................                       $310,994,734
                                                                                                              -------------




a Non-income producing.
b See Note 8 regarding holdings of 5% voting securities.
c See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.


54 | See notes to financial statements. | Annual Report

Franklin Value Investors Trust

FINANCIAL HIGHLIGHTS


FRANKLIN SMALL CAP VALUE FUND
                                                                     -----------------------------------------------------------
                                                                                       YEAR ENDED OCTOBER 31,
CLASS A                                                                  2003        2002        2001        2000        1999
                                                                     -----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................    $22.15      $22.49      $20.86      $17.30      $17.98
                                                                     -----------------------------------------------------------
Income from investment operations:

 Net investment income (loss) a ...................................      (.02)        .02         .09         .03        (.04)

 Net realized and unrealized gains (losses) .......................      6.06        (.33)       1.59        3.53        (.55)
                                                                     -----------------------------------------------------------
Total from investment operations ..................................      6.04        (.31)       1.68        3.56        (.59)
                                                                     -----------------------------------------------------------
Less distributions from:

 Net investment income ............................................        --          --        (.05)         --          --

 Net realized gains ...............................................        --          --          --          --        (.09)

 Tax return of capital ............................................        --        (.03)         --          --          --
                                                                     -----------------------------------------------------------
Total distributions ...............................................        --        (.03)       (.05)         --        (.09)
                                                                     -----------------------------------------------------------
Net asset value, end of year ......................................    $28.19      $22.15      $22.49      $20.86      $17.30
                                                                     -----------------------------------------------------------

Total return b ....................................................    27.27%     (1.41)%       8.06%      20.72%     (3.38)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................  $200,181    $140,202     $95,029     $64,513     $65,898

Ratios to average net assets:

 Expenses .........................................................     1.44%       1.37%       1.36%       1.58%       1.49%

 Net investment income (loss) .....................................    (.07)%        .09%        .37%        .16%      (.23)%

Portfolio turnover rate ...........................................    14.14%      12.74%      43.33%      44.99%      41.21%


a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.




                                                              Annual Report | 55

Franklin Value Investors Trust

FRANKLIN SMALL CAP VALUE FUND (CONTINUED)
                                                                     ------------------------------------------------------------
                                                                                       YEAR ENDED OCTOBER 31,
CLASS B                                                                  2003        2002        2001        2000        1999 D
                                                                     ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............................     $21.67      $22.13      $20.61      $17.21      $18.33
                                                                     ------------------------------------------------------------

Income from investment operations:

 Net investment income (loss)a ...................................       (.17)       (.14)       (.07)       (.09)       (.15)

 Net realized and unrealized gains (losses) ......................       5.91        (.32)       1.59        3.49        (.97)
                                                                     ------------------------------------------------------------
Total from investment operations .................................       5.74        (.46)       1.52        3.40       (1.12)
                                                                     ------------------------------------------------------------
Less distributions from net investment income ....................         --          --          --c         --          --
                                                                     ------------------------------------------------------------
Net asset value, end of year .....................................     $27.41      $21.67      $22.13      $20.61      $17.21
                                                                     ------------------------------------------------------------

Total return b ...................................................     26.49%     (2.08)%       7.38%      19.97%     (6.27)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................................    $47,551     $29,535     $11,220      $2,747      $1,293

Ratios to average net assets:

 Expenses ........................................................      2.09%       2.02%       2.02%       2.22%       2.12%e

 Net investment income (loss) ....................................     (.72)%      (.56)%      (.32)%      (.47)%      (.84)%e

Portfolio turnover rate ..........................................     14.14%      12.74%      43.33%      44.99%      41.21%



a Based on average shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c The Fund made a dividend distribution of $.002.
d For the period January 1, 1999 (effective date) to October 31, 1999.
e Annualized.




56 | Annual Report

Franklin Value Investors Trust

FRANKLIN SMALL CAP VALUE FUND (CONTINUED)
                                                                     ----------------------------------------------------------
                                                                                       YEAR ENDED OCTOBER 31,
CLASS C                                                                  2003        2002        2001        2000        1999
                                                                     ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................    $21.46      $21.90      $20.40      $17.03      $17.82
                                                                     ----------------------------------------------------------

Income from investment operations:

 Net investment income (loss)a ....................................      (.17)       (.13)       (.07)       (.09)       (.16)

 Net realized and unrealized gains (losses) .......................      5.84        (.31)       1.57        3.46        (.54)
                                                                     ----------------------------------------------------------
Total from investment operations ..................................      5.67        (.44)       1.50        3.37        (.70)
                                                                     ----------------------------------------------------------
Less distributions from net realized gains ........................        --          --          --          --        (.09)
                                                                     ----------------------------------------------------------
Net asset value, end of year ......................................    $27.13      $21.46      $21.90      $20.40      $17.03
                                                                     ----------------------------------------------------------

Total return b ....................................................    26.42%     (2.01)%       7.35%      19.93%     (4.03)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................  $109,353     $81,186     $51,313     $28,555     $30,133

Ratios to average net assets:

 Expenses .........................................................     2.10%       1.99%       2.01%       2.24%       2.17%

 Net investment income (loss) .....................................    (.73)%      (.53)%      (.29)%      (.51)%      (.91)%

Portfolio turnover rate ...........................................    14.14%      12.74%      43.33%      44.99%      41.21%


a Based on average shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.




                                                              Annual Report | 57

Franklin Value Investors Trust

FRANKLIN SMALL CAP VALUE FUND (CONTINUED)
                                                                             ----------------------
                                                                                   YEAR ENDED
                                                                                   OCTOBER 31,
CLASS R                                                                        2003        2002 C
                                                                             ----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................................   $22.14      $23.34
                                                                             ----------------------
Income from investment operations:

 Net investment income (loss)a ...........................................     (.07)       (.04)

 Net realized and unrealized gains (losses) ..............................     6.06       (1.16)
                                                                             ----------------------
Total from investment operations .........................................     5.99       (1.20)
                                                                             ----------------------
Net asset value, end of year .............................................   $28.13      $22.14
                                                                             ----------------------

Total return b ...........................................................   27.06%     (5.14)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................................   $6,914      $1,097

Ratios to average net assets:

 Expenses ................................................................    1.59%       1.52%d

 Net investment income (loss) ............................................   (.22)%      (.06)%d

Portfolio turnover rate ..................................................   14.14%      12.74%



a Based on average shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c For the period August 1, 2002 (effective date) to October 31, 2002.
d Annualized.




58 | Annual Report

Franklin Value Investors Trust

FRANKLIN SMALL CAP VALUE FUND (CONTINUED)
                                                                      ----------------------------------------------------------
                                                                                       YEAR ENDED OCTOBER 31,
                                                                      ----------------------------------------------------------
ADVISOR CLASS                                                            2003        2002        2001        2000        1999
                                                                      ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................    $22.53      $22.82      $21.13      $17.46      $18.07
                                                                      ----------------------------------------------------------
Income from investment operations:

 Net investment income a ..........................................       .07         .10         .17         .09         .01

 Net realized and unrealized gains (losses) .......................      6.18        (.34)       1.62        3.58        (.53)
                                                                      ----------------------------------------------------------
Total from investment operations ..................................      6.25        (.24)       1.79        3.67        (.52)
                                                                      ----------------------------------------------------------
Less distributions from:

 Net investment income ............................................        --          --        (.10)         --          --

 Net realized gains ...............................................        --          --          --          --        (.09)

 Tax return of capital ............................................        --        (.05)         --          --          --
                                                                      ----------------------------------------------------------
Total distributions ...............................................        --        (.05)       (.10)         --        (.09)
                                                                      ----------------------------------------------------------
Net asset value, end of year ......................................    $28.78      $22.53      $22.82      $21.13      $17.46
                                                                      ----------------------------------------------------------

Total return b ....................................................    27.74%     (1.07)%       8.43%      21.16%     (2.97)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...................................   $13,089      $9,586      $4,622      $3,848      $2,941

Ratios to average net assets:

 Expenses .........................................................     1.09%       1.02%       1.02%       1.24%       1.17%

 Net investment income ............................................      .28%        .44%        .70%        .49%        .09%

Portfolio turnover rate ...........................................    14.14%      12.74%      43.33%      44.99%      41.21%



a Based on average shares outstanding.
b Total return is not annualized for periods less than one year.


                         Annual Report | See notes to financial statements. | 59

Franklin Value Investors Trust

STATEMENT OF INVESTMENTS, OCTOBER 31, 2003



---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE FUND                                                                SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
  CLOSED END MUTUAL FUNDS 1.0%
  High Income Opportunity Fund Inc. ................................................            206,000       $  1,474,960
  High Yield Income Fund Inc. ......................................................            116,800            647,072
  Managed High Income Portfolio Inc. ...............................................            210,000          1,461,600
                                                                                                              -------------
  TOTAL CLOSED END MUTUAL FUNDS (COST $4,586,854) ..................................                             3,583,632
                                                                                                              -------------
  COMMON STOCKS 93.5%
  COMMERCIAL SERVICES .4%
  ABM Industries Inc. ..............................................................             90,000          1,400,400
                                                                                                              -------------
  COMMUNICATIONS 1.3%
a Allstream Inc., B (Canada) .......................................................            101,000          5,075,250
                                                                                                              -------------
  CONSUMER DURABLES 7.5%
  Action Performance Cos. Inc. .....................................................            152,000          3,112,960
  Briggs & Stratton Corp. ..........................................................             77,000          5,005,770
  D.R. Horton Inc. .................................................................             37,500          1,492,500
  Hooker Furniture Corp. ...........................................................             30,000          1,170,000
  La-Z-Boy Inc. ....................................................................            180,000          3,636,000
  M/I Schottenstein Homes Inc. .....................................................             17,000            707,710
a Monaco Coach Corp. ...............................................................            251,000          6,046,590
  Russ Berrie & Co. Inc. ...........................................................            200,000          7,170,000
                                                                                                              -------------
                                                                                                                28,341,530
                                                                                                              -------------
  CONSUMER NON-DURABLES 5.2%
  Brown Shoe Co. Inc. ..............................................................            180,200          6,234,920
  Lancaster Colony Corp. ...........................................................             60,000          2,382,600
  Oshkosh B'Gosh Inc., A ...........................................................             50,700          1,093,092
  Russell Corp. ....................................................................              2,000             36,560
  Standard Commercial Corp. ........................................................            129,000          2,461,320
a Timberland Co., A ................................................................            125,000          6,493,750
  Wolverine World Wide Inc. ........................................................             44,500            898,900
                                                                                                              -------------
                                                                                                                19,601,142
                                                                                                              -------------
  CONSUMER SERVICES 2.7%
a Aztar Corp. ......................................................................            290,000          6,055,200
  Intrawest Corp. (Canada) .........................................................            245,000          4,118,450
                                                                                                              -------------
                                                                                                                10,173,650
                                                                                                              -------------
  ELECTRONIC TECHNOLOGY 3.8%
a Avocent Corp. ....................................................................            165,000          6,237,000
  Cohu Inc. ........................................................................            136,000          2,729,520
  Diebold Inc. .....................................................................             95,000          5,420,700
a SPACEHAB Inc. ....................................................................            123,000            138,990
                                                                                                              -------------
                                                                                                                14,526,210
                                                                                                              -------------




60 | Annual Report

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE FUND                                                                SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  ENERGY MINERALS 7.7%
  Arch Coal Inc. ...................................................................            250,000       $  6,125,000
  Consol Energy Inc. ...............................................................            310,000          6,727,000
  Holly Corp. ......................................................................             45,000          1,121,400
a Nuevo Energy Co. .................................................................            250,000          4,920,000
  Peabody Energy Corp. .............................................................            210,000          6,999,300
a Pioneer Natural Resources Co. ....................................................            115,000          3,041,750
                                                                                                              -------------
                                                                                                                28,934,450
                                                                                                              -------------

  FINANCE 13.7%
  American National Insurance Co. ..................................................             46,000          3,821,266
  Arthur J. Gallagher & Co. ........................................................            215,000          6,275,850
  Chemical Financial Corp. .........................................................              3,100            107,725
  Corus Bankshares Inc. ............................................................              7,900            464,520
a Dollar Thrifty Automotive Group Inc. .............................................            140,000          3,666,600
  First Indiana Corp. ..............................................................             49,200            897,900
  Hancock Holding Co. ..............................................................             47,500          2,718,425
  Harleysville Group Inc. ..........................................................            117,000          2,604,420
  IPC Holdings Ltd. (Bermuda) ......................................................            115,000          4,306,750
a Montpelier Re Holdings Ltd. (Bermuda) ............................................            175,000          5,796,000
  Peoples Bancorp Inc. .............................................................            103,950          2,914,758
  The PMI Group Inc. ...............................................................             60,000          2,293,800
  Presidential Life Corp. ..........................................................            330,000          5,068,800
  Protective Life Corp. ............................................................             82,500          2,678,775
  RLI Corp. ........................................................................            162,100          5,446,560
  StanCorp Financial Group Inc. ....................................................             45,000          2,837,250
                                                                                                              -------------
                                                                                                                51,899,399
                                                                                                              -------------
  HEALTH TECHNOLOGY 1.0%
a Steris Corp. .....................................................................              6,000            124,920
  West Pharmaceutical Services Inc. ................................................            109,000          3,602,450
                                                                                                              -------------
                                                                                                                 3,727,370
                                                                                                              -------------
  INDUSTRIAL SERVICES 7.8%
a Atwood Oceanics Inc. .............................................................             88,000          2,278,320
  ENSCO International Inc. .........................................................             87,000          2,292,450
a Global Industries Ltd. ...........................................................            800,000          3,696,000
  GlobalSantaFe Corp. ..............................................................             62,000          1,395,620
a Lone Star Technologies Inc. ......................................................            260,000          3,619,200
a Offshore Logistics Inc. ..........................................................            155,700          3,394,260
a Oil States International Inc. ....................................................            300,000          3,675,000
a Rowan Cos. Inc. ..................................................................            143,000          3,424,850
a Shaw Group Inc. ..................................................................             97,300          1,328,145
  Tidewater Inc. ...................................................................            120,000          3,289,200
a Transocean Inc. ..................................................................             44,500            853,955
                                                                                                              -------------
                                                                                                                29,247,000
                                                                                                              -------------




                                                              Annual Report | 61

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE FUND                                                                SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  NON-ENERGY MINERALS 4.2%
  Olin Corp. .......................................................................            200,200       $  3,485,482
  Reliance Steel & Aluminum Co. ....................................................            234,500          6,730,150
  United States Steel Corp. ........................................................            240,000          5,676,000
                                                                                                              -------------
                                                                                                                15,891,632
                                                                                                              -------------
  PROCESS INDUSTRIES 5.8%
  AptarGroup Inc. ..................................................................            126,000          4,510,800
  Bunge Ltd. .......................................................................            203,000          5,501,300
  Cabot Corp. ......................................................................            113,000          3,152,700
  Myers Industries Inc. ............................................................            276,400          3,372,080
  RPM International Inc. ...........................................................            360,000          5,202,000
                                                                                                              -------------
                                                                                                                21,738,880
                                                                                                              -------------
  PRODUCER MANUFACTURING 17.6%
  American Woodmark Corp. ..........................................................              6,400            314,240
a Cable Design Technologies Corp. ..................................................            244,600          2,357,943
  Carlisle Cos. Inc. ...............................................................             32,000          1,835,200
  CIRCOR International Inc. ........................................................            162,000          3,337,200
  CNH Global NV (Netherlands) ......................................................            174,000          2,324,640
a Genlyte Group Inc. ...............................................................             71,000          3,348,360
  Graco Inc. .......................................................................            150,000          5,715,000
  JLG Industries Inc. ..............................................................            237,400          2,834,556
a Mettler-Toledo International Inc. (Switzerland) ..................................            165,000          6,326,100
a Mueller Industries Inc. ..........................................................            150,000          4,734,000
a Powell Industries Inc. ...........................................................            107,900          2,091,102
  Roper Industries Inc. ............................................................            136,000          6,721,120
  Stewart & Stevenson Services Inc. ................................................            111,500          1,864,280
  Superior Industries International Inc. ...........................................            105,000          4,462,500
  Teleflex Inc. ....................................................................             70,000          3,220,700
  Thomas Industries Inc. ...........................................................             80,000          2,416,000
  Timken Co. .......................................................................             69,600          1,167,888
a Tower Automotive Inc. ............................................................            165,800            659,884
  Watts Water Technologies Inc., A .................................................            150,000          2,664,000
  York International Corp. .........................................................            200,000          7,948,000
                                                                                                              -------------
                                                                                                                66,342,713
                                                                                                              -------------
  RETAIL TRADE 6.5%
a American Eagle Outfitters Inc. ...................................................            170,000          2,718,300
  Dillards Inc., A .................................................................            300,000          4,851,000
  Fresh Brands Inc. ................................................................             63,500            807,720
a Linens n Things Inc. .............................................................            165,000          4,870,800
a The Men's Wearhouse Inc. .........................................................            180,000          5,302,800
a West Marine Inc. .................................................................            208,900          4,629,224
a Zale Corp. .......................................................................             23,100          1,195,656
                                                                                                              -------------
                                                                                                                24,375,500
                                                                                                              -------------




62 | Annual Report

Franklin Value Investors Trust

---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE FUND                                                                SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  TECHNOLOGY SERVICES 1.8%
a NetIQ Corp. ......................................................................            182,500       $  2,215,550
  Reynolds & Reynolds Co., A .......................................................            170,000          4,617,200
                                                                                                              -------------
                                                                                                                 6,832,750
                                                                                                              -------------

  TRANSPORTATION 5.9%
a ABX Air Inc. .....................................................................             70,000            245,000
a Kansas City Southern .............................................................             27,600            365,148
a OMI Corp. ........................................................................            880,000          5,940,000
  Overseas Shipholding Group Inc. ..................................................            147,000          4,007,220
  SkyWest Inc. .....................................................................            275,000          5,084,750
  Teekay Shipping Corp. (Bahamas) ..................................................            138,700          6,675,631
                                                                                                              -------------
                                                                                                                22,317,749
                                                                                                              -------------
  UTILITIES .6%
a Sierra Pacific Resources Co. .....................................................            365,000          2,179,050
                                                                                                              -------------
  TOTAL COMMON STOCKS (COST $299,780,836) ..........................................                           352,604,675
                                                                                                              -------------

                                                                                          ----------------
                                                                                          PRINCIPAL AMOUNT
                                                                                          ----------------
  CORPORATE BOND (COST $287,548)
b Hechinger Co., 6.95%, 10/15/03 ...................................................        $   500,000                 --
                                                                                                              -------------
  TOTAL LONG TERM INVESTMENTS (COST $304,655,238) ..................................                           356,188,307
                                                                                                              -------------


                                                                                          ----------------
                                                                                               SHARES
                                                                                          ----------------
  SHORT TERM INVESTMENT (COST $21,492,303) 5.7%
c Franklin Institutional Fiduciary Trust Money Market Portfolio ....................         21,492,303         21,492,303
                                                                                                              -------------
  TOTAL INVESTMENTS (COST $326,147,541) 100.2% .....................................                           377,680,610
  OTHER ASSETS, LESS LIABILITIES (.2)% .............................................                              (591,560)
                                                                                                              -------------
  NET ASSETS 100.0% ................................................................                          $377,089,050
                                                                                                              -------------





a Non-income producing.
b The Fund discontinues accruing income on defaulted securities. See Note 7.
c See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust
  Money Market Portfolio.



                         Annual Report | See notes to financial statements. | 63

Franklin Value Investors Trust

FINANCIAL STATEMENTS


STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2003



                                                        --------------------------------------------------------------------
                                                             FRANKLIN         FRANKLIN         FRANKLIN        FRANKLIN
                                                           BALANCE SHEET      LARGE CAP        MICROCAP        SMALL CAP
                                                          INVESTMENT FUND    VALUE FUND       VALUE FUND      VALUE FUND
                                                        --------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ........................   $  1,715,859,004   $  96,384,465   $  158,991,014   $ 326,147,541
  Cost - Non-controlled affiliated issuers ...........        221,756,330              --       71,164,401              --
                                                        --------------------------------------------------------------------
  Value - Unaffiliated issuers .......................      2,335,572,714     103,916,456      213,090,580     377,680,610
  Value - Non-controlled affiliated issuers ..........        278,059,736              --       94,980,906              --
 Repurchase agreements, at value and cost ............        694,612,020              --               --              --
 Receivables:
  Investment securities sold .........................                 --              --               --         252,797
  Capital shares sold ................................          5,072,056       1,001,622        3,931,424       1,393,780
  Dividends and interest .............................          1,073,604         129,845          120,959         108,028
 Other assets ........................................             85,600              --           56,500              --
                                                        --------------------------------------------------------------------
      Total assets ...................................      3,314,475,730     105,047,923      312,180,369     379,435,215
                                                        --------------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased ....................          6,611,681         690,573               --         641,131
  Funds advanced by custodian ........................                 --             553               --              --
  Capital shares redeemed ............................          5,023,224         292,122          836,196       1,003,552
  Affiliates .........................................          2,422,652         146,953          275,100         544,959
  Shareholders .......................................            221,221          10,711           27,170          80,658
  Unaffiliated transfer agent fees ...................          1,062,088           7,654           23,890          43,702
 Other liabilities ...................................             93,578          16,131           23,279          32,163
                                                        --------------------------------------------------------------------
      Total liabilities ..............................         15,434,444       1,164,697        1,185,635       2,346,165
                                                        --------------------------------------------------------------------
       Net assets, at value ..........................   $  3,299,041,286   $ 103,883,226   $  310,994,734   $ 377,089,050
                                                        --------------------------------------------------------------------
Net assets consist of:
 Undistributed net investment income .................   $      4,719,559   $     168,362   $           --   $          --
 Net unrealized appreciation (depreciation) ..........        676,017,116       7,531,991       77,916,071      51,533,069
 Accumulated net realized gain (loss) ................         22,681,708      (2,823,651)       6,940,863     (30,761,240)
 Capital shares ......................................      2,595,622,903      99,006,521      226,137,800     356,317,221
                                                        --------------------------------------------------------------------
       Net assets, at value ..........................   $  3,299,041,286   $ 103,883,226   $  310,994,734   $ 377,089,050
                                                        --------------------------------------------------------------------




64 | Annual Report

Franklin Value Investors Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
October 31, 2003


                                                          -----------------------------------------------------------------
                                                             FRANKLIN          FRANKLIN         FRANKLIN        FRANKLIN
                                                           BALANCE SHEET       LARGE CAP        MICROCAP        SMALL CAP
                                                          INVESTMENT FUND     VALUE FUND       VALUE FUND      VALUE FUND
                                                          -----------------------------------------------------------------
CLASS A:
 Net assets, at value ..................................   $3,031,713,846     $59,599,502     $310,994,734    $200,181,341
                                                          -----------------------------------------------------------------
 Shares outstanding ....................................       66,674,820       4,806,500       10,227,898       7,101,002
                                                          -----------------------------------------------------------------
 Net asset value per share a ...........................           $45.47          $12.40           $30.41          $28.19
                                                          -----------------------------------------------------------------
 Maximum offering price per share (net asset value
   per share / 94.25%) .................................           $48.24          $13.16           $32.27          $29.91
                                                          -----------------------------------------------------------------
CLASS B:
 Net assets, at value ..................................   $  103,876,833     $10,865,468               --    $ 47,551,350
                                                          -----------------------------------------------------------------
 Shares outstanding ....................................        2,310,096         884,235               --       1,734,947
                                                          -----------------------------------------------------------------
 Net asset value and maximum offering price
   per share a .........................................           $44.97          $12.29               --          $27.41
                                                          -----------------------------------------------------------------
CLASS C:
 Net assets, at value ..................................   $  127,924,711     $32,592,042               --    $109,352,603
                                                          -----------------------------------------------------------------
 Shares outstanding ....................................        2,842,142       2,654,437               --       4,030,498
                                                          -----------------------------------------------------------------
 Net asset value per share a ...........................           $45.01          $12.28               --          $27.13
                                                          -----------------------------------------------------------------
 Maximum offering price per share (net asset value
   per share / 99%) ....................................           $45.46          $12.40               --          $27.40
                                                          -----------------------------------------------------------------
CLASS R:
 Net assets, at value ..................................   $   13,336,470     $   826,214               --    $  6,914,313
                                                          -----------------------------------------------------------------
 Shares outstanding ....................................          294,413          66,936               --         245,811
                                                          -----------------------------------------------------------------
 Net asset value and maximum offering price
   per share a .........................................           $45.30          $12.34               --          $28.13
                                                          -----------------------------------------------------------------
ADVISOR CLASS:
 Net assets, at value ..................................   $   22,189,426              --               --    $ 13,089,443
                                                          -----------------------------------------------------------------
 Shares outstanding ....................................          487,228              --               --         454,832
                                                          -----------------------------------------------------------------
 Net asset value and maximum offering price
   per share ...........................................           $45.54              --               --          $28.78
                                                          -----------------------------------------------------------------



a Redemption price is equal to net asset value less any applicable contingent deferred sales charge.




                         Annual Report | See notes to financial statements. | 65

Franklin Value Investors Trust

STATEMENTS OF OPERATIONS
for the year ended October 31, 2003


                                                              -------------------------------------------------------------
                                                                 FRANKLIN         FRANKLIN       FRANKLIN       FRANKLIN
                                                               BALANCE SHEET      LARGE CAP      MICROCAP       SMALL CAP
                                                              INVESTMENT FUND    VALUE FUND     VALUE FUND     VALUE FUND
                                                              -------------------------------------------------------------
Investment income:
 Dividends
  Unaffiliated issuers .....................................   $  27,053,571   $   1,405,070   $  1,635,509   $  4,092,051
  Non-controlled affiliated issuers (Note 8) ...............       2,130,578              --        844,151             --
 Interest ..................................................       8,088,498              --         41,536         25,267
                                                              -------------------------------------------------------------
      Total investment income ..............................      37,272,647       1,405,070      2,521,196      4,117,318
                                                              -------------------------------------------------------------
Expenses:
 Management fees (Note 3) ..................................      12,199,191         359,576      1,733,760      2,213,920
 Administrative fees (Note 3) ..............................              --         141,229             --             --
 Distribution fees (Note 3)
  Class A ..................................................       6,346,077         137,381        591,928        560,307
  Class B ..................................................         915,163          66,345             --        361,705
  Class C ..................................................       1,164,273         234,095             --        911,386
  Class R ..................................................          49,060           1,808             --         19,274
 Transfer agent fees (Note 3) ..............................       7,782,917         162,031        473,141        861,990
 Custodian fees ............................................          24,914             589          2,041          2,780
 Reports to shareholders ...................................         115,767           9,817         35,308         61,541
 Registration and filing fees ..............................         230,379          45,054         25,739         83,578
 Professional fees .........................................          78,158          14,514         21,010         25,636
 Trustees' fees and expenses ...............................         140,374             712         11,842         14,783
 Other .....................................................         161,777           5,127         15,084         19,997
                                                              -------------------------------------------------------------
      Total expenses .......................................      29,208,050       1,178,278      2,909,853      5,136,897
                                                              -------------------------------------------------------------
       Net investment income (loss) ........................       8,064,597         226,792       (388,657)    (1,019,579)
                                                              -------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments
   Unaffiliated issuers ....................................      28,567,324      (1,197,959)     9,213,736     (8,512,879)
   Non-controlled affiliated issuers (Note 8) ..............      (8,687,006)             --     (1,956,982)            --
   Closed end funds distributions ..........................       2,485,174              --             --             --
  Foreign currency transactions ............................           4,709              --             --             --
                                                              -------------------------------------------------------------
       Net realized gain (loss) ............................      22,370,201      (1,197,959)     7,256,754     (8,512,879)
 Net unrealized appreciation (depreciation) on investments .     605,667,050      13,788,782     64,006,345     85,145,032
                                                              -------------------------------------------------------------
Net realized and unrealized gain (loss) ....................     628,037,251      12,590,823     71,263,099     76,632,153
                                                              -------------------------------------------------------------
Net increase (decrease) in net assets resulting
 from operations ...........................................   $ 636,101,848   $  12,817,615   $ 70,874,442   $ 75,612,574
                                                              -------------------------------------------------------------




66 | See notes to financial statements. | Annual Report

Franklin Value Investors Trust

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended October 31, 2003 and 2002


                                                     ----------------------------------------------------------------------
                                                          FRANKLIN BALANCE SHEET                   FRANKLIN LARGE CAP
                                                              INVESTMENT FUND                          VALUE FUND
                                                     ----------------------------------------------------------------------
                                                          2003              2002                  2003            2002
                                                     ----------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..........................   $    8,064,597     $   13,972,003         $    226,792    $   204,126
  Net realized gain (loss) from investments and
   foreign currency transactions .................       22,370,201         30,145,934           (1,197,959)    (1,617,513)
  Net unrealized appreciation (depreciation)
   on investments ................................      605,667,050       (117,728,341)          13,788,782     (5,833,769)
                                                     ----------------------------------------------------------------------
      Net increase (decrease) in net assets
       resulting from operations .................      636,101,848        (73,610,404)          12,817,615     (7,247,156)
 Distributions to shareholders from:
  Net investment income:
   Class A .......................................      (15,859,670)        (7,078,917)            (219,664)      (155,176)
   Class B .......................................          (12,389)           (69,151)              (2,700)        (5,806)
   Class C .......................................             (224)           (89,632)             (25,501)       (15,081)
   Class R .......................................          (48,332)            (1,483)                (608)            --
   Advisor Class .................................         (136,670)            (6,612)                  --             --
  Net realized gains:
   Class A .......................................      (16,010,960)       (49,569,027)                  --       (210,973)
   Class B .......................................         (608,470)          (920,168)                  --        (30,457)
   Class C .......................................         (796,029)        (1,266,468)                  --       (101,418)
   Class R .......................................          (60,002)                --                   --             --
   Advisor Class .................................         (104,241)           (28,156)                  --             --
                                                     ----------------------------------------------------------------------
 Total distributions to shareholders .............      (33,636,987)       (59,029,614)            (248,473)      (518,911)
 Capital share transactions: (Note 2)
 Class A .........................................      145,187,768        951,100,027           19,537,776     13,864,084
 Class B .........................................       (4,723,653)        77,220,210            4,694,580      2,375,667
 Class C .........................................      (14,490,811)       100,100,704           10,811,167      9,621,016
 Class R .........................................        3,342,448          8,671,892              666,777         65,313
 Advisor Class ...................................        2,990,936         16,885,865                   --             --
                                                     ----------------------------------------------------------------------
 Total capital share transactions ................      132,306,688      1,153,978,698           35,710,300     25,926,080
     Net increase (decrease) in net assets .......      734,771,549      1,021,338,680           48,279,442     18,160,013
Net assets:
 Beginning of year ...............................    2,564,269,737      1,542,931,057           55,603,784     37,443,771
                                                     ----------------------------------------------------------------------
 End of year .....................................   $3,299,041,286     $2,564,269,737         $103,883,226    $55,603,784
                                                     ----------------------------------------------------------------------
Undistributed net investment income included
  in net assets:
  End of year ....................................   $    4,719,559     $    7,822,660         $    168,362    $   190,046
                                                     ----------------------------------------------------------------------




                                                              Annual Report | 67

Franklin Value Investors Trust

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED) for the years ended October 31, 2003 and 2002


                                                        --------------------------------------------------------------------
                                                                  FRANKLIN                             FRANKLIN
                                                             MICROCAP VALUE FUND                 SMALL CAP VALUE FUND
                                                        --------------------------------------------------------------------
                                                           2003             2002                 2003            2002
                                                        --------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ........................ $   (388,657)    $    (60,578)       $ (1,019,579)    $   (355,176)
  Net realized gain (loss) from investments ...........    7,256,754       17,438,766          (8,512,879)      (2,418,283)
  Net unrealized appreciation (depreciation)
   on investments .....................................   64,006,345       (8,779,224)         85,145,032      (23,073,577)
                                                        --------------------------------------------------------------------
     Net increase (decrease) in net assets
      resulting from operations .......................   70,874,442        8,598,964          75,612,574      (25,847,036)
 Distributions to shareholders from:
  Net investment income:
   Class A ............................................           --         (861,539)                 --               --
  Net realized gains:
   Class A ............................................  (13,669,360)     (11,780,291)                 --               --
  Tax return of capital:
   Class A ............................................           --               --                  --         (116,877)
   Advisor Class ......................................           --               --                  --          (11,812)
                                                        --------------------------------------------------------------------
 Total distributions to shareholders ..................  (13,669,360)     (12,641,830)                 --         (128,689)
 Capital share transactions: (Note 2)
   Class A ............................................   23,227,153      (34,363,479)         19,380,987       58,390,038
   Class B ............................................           --               --           8,827,006       22,495,635
   Class C ............................................           --               --           6,169,326       37,439,975
   Class R ............................................           --               --           4,689,321        1,104,926
   Advisor Class ......................................           --               --             804,441        5,965,488
                                                        --------------------------------------------------------------------
 Total capital share transactions .....................   23,227,153      (34,363,479)         39,871,081      125,396,062
     Net increase (decrease) in net assets ............   80,432,235      (38,406,345)        115,483,655       99,420,337
Net assets:
 Beginning of year ....................................  230,562,499      268,968,844         261,605,395      162,185,058
                                                        --------------------------------------------------------------------
 End of year .......................................... $310,994,734     $230,562,499        $377,089,050     $261,605,395
                                                        --------------------------------------------------------------------
Undistributed net investment income included in
 net assets:
End of year ........................................... $         --     $         --        $         --     $         --
                                                        --------------------------------------------------------------------



68 | See notes to financial statements. | Annual Report

Franklin Value Investors Trust

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES




Franklin Value Investors Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four series (the Funds). All Funds are non-diversified except the Franklin Large Cap Value Fund. The Funds' investment objectives are growth and income.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. JOINT REPURCHASE AGREEMENT

The Franklin Balance Sheet Investment Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At October 31, 2003, all repurchase agreements had been entered into on that date.







                                                              Annual Report | 69

Franklin Value Investors Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)




D. INCOME TAXES

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

The Funds may charge a 2% redemption fee to market timers who redeem shares held for less than 90 days. Such fees are retained by the Funds and accounted for as additional paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.







70 | Annual Report

Franklin Value Investors Trust

2. SHARES OF BENEFICIAL INTEREST





The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

-----------------------------------------------------------------------------------------------------
                               CLASS A, CLASS B, CLASS C       CLASS A, CLASS B, CLASS C,
CLASS A                        & CLASS R                       CLASS R & ADVISOR CLASS
-----------------------------------------------------------------------------------------------------
Franklin MicroCap Value Fund   Franklin Large Cap Value Fund   Franklin Balance Sheet Investment Fund
                                                               Franklin Small Cap Value Fund

At October 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                      ----------------------------------------------------------------
                                            FRANKLIN BALANCE                   FRANKLIN LARGE CAP
                                          SHEET INVESTMENT FUND                    VALUE FUND
                                      ----------------------------------------------------------------
                                        SHARES          AMOUNT               SHARES         AMOUNT
                                      ----------------------------------------------------------------
CLASS A SHARES:
Year ended October 31, 2003
  Shares sold .......................  20,697,756   $   809,263,017         2,547,880   $  29,190,304
  Shares issued in reinvestment
   of distributions .................     778,906        28,920,773            17,273         182,921
  Shares redeemed ................... (17,858,438)     (692,996,022)         (891,670)     (9,835,449)
                                      ----------------------------------------------------------------
  Net increase (decrease) ...........   3,618,224   $   145,187,768         1,673,483   $  19,537,776
                                      ----------------------------------------------------------------
Year ended October 31, 2002
  Shares sold .......................  38,685,312   $ 1,575,410,983         2,184,193   $  25,756,549
  Shares issued in reinvestment
   of distributions .................   1,327,957        51,840,208            24,451         293,655
  Shares redeemed ................... (17,038,659)     (676,151,164)       (1,094,478)    (12,186,120)
                                      ----------------------------------------------------------------
  Net increase (decrease) ...........  22,974,610   $   951,100,027         1,114,166   $  13,864,084
                                      ----------------------------------------------------------------
CLASS B SHARES:
Year ended October 31, 2003
  Shares sold .......................     133,698   $     5,117,716           537,665   $   6,120,339
  Shares issued in reinvestment
   of distributions .................      15,648           578,344               210           2,212
  Shares redeemed ...................    (274,853)      (10,419,713)         (132,518)     (1,427,971)
                                      ----------------------------------------------------------------
  Net increase (decrease) ...........    (125,507)  $    (4,723,653)          405,357   $   4,694,580
                                      ----------------------------------------------------------------
Year ended October 31, 2002
  Shares sold .......................   2,107,279   $    86,324,468           289,903   $   3,414,959
  Shares issued in reinvestment
   of distributions .................      23,278           903,754             2,310          27,646
  Shares redeemed ...................    (261,449)      (10,008,012)          (94,061)     (1,066,938)
                                      ----------------------------------------------------------------
  Net increase (decrease) ...........   1,869,108   $    77,220,210           198,152   $   2,375,667
                                      ----------------------------------------------------------------





                                                              Annual Report | 71

Franklin Value Investors Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)



                                      ----------------------------------------------------------------
                                            FRANKLIN BALANCE                   FRANKLIN LARGE CAP
                                          SHEET INVESTMENT FUND                    VALUE FUND
                                      ----------------------------------------------------------------
                                        SHARES          AMOUNT               SHARES         AMOUNT
                                      ----------------------------------------------------------------
CLASS C SHARES:
Year ended October 31, 2003
  Shares sold ......................      226,204   $     8,747,145         1,545,808   $  17,336,290
  Shares issued in reinvestment
   of distributions ................       19,810           732,949             2,084          21,990
  Shares redeemed ..................     (627,665)      (23,970,905)         (599,970)     (6,547,113)
                                      ----------------------------------------------------------------
  Net increase (decrease) ..........     (381,651)  $   (14,490,811)          947,922   $  10,811,167
                                      ----------------------------------------------------------------
Year ended October 31, 2002
  Shares sold ......................    2,832,198   $   116,149,306         1,170,025   $  13,799,522
  Shares issued in reinvestment
   of distributions ................       32,442         1,260,427             8,984         107,535
  Shares redeemed ..................     (448,136)      (17,309,029)         (392,477)     (4,286,041)
                                      ----------------------------------------------------------------
  Net increase (decrease) ..........    2,416,504   $   100,100,704           786,532   $   9,621,016
                                      ----------------------------------------------------------------
CLASS R SHARES:
Year ended October 31, 2003
  Shares sold ......................      161,943   $     6,348,241            79,757   $     874,524
  Shares issued in reinvestment
   of distributions ................        2,908           107,759                50             521
  Shares redeemed ..................      (80,456)       (3,113,552)          (19,106)       (208,268)
                                      ----------------------------------------------------------------
  Net increase (decrease) ..........       84,395   $     3,342,448            60,701   $     666,777
                                      ----------------------------------------------------------------
Period ended October 31, 2002a
  Shares sold ......................      259,417   $    10,603,936             6,235   $      65,313
  Shares issued in reinvestment
   of distributions ................           35             1,469                --              --
  Shares redeemed ..................      (49,434)       (1,933,513)               --              --
                                      ----------------------------------------------------------------
  Net increase (decrease) ..........      210,018   $     8,671,892             6,235   $      65,313
                                      ----------------------------------------------------------------
ADVISOR CLASS SHARES:
Year ended October 31, 2003
  Shares sold ......................      153,679   $     5,954,959
  Shares issued in reinvestment
   of distributions ................        3,674           136,339
  Shares redeemed ..................      (80,066)       (3,100,362)
                                      ------------------------------
  Net increase (decrease) ..........       77,287   $     2,990,936
                                      ------------------------------
Year ended October 31, 2002
  Shares sold ......................      435,466   $    18,532,784
  Shares issued in reinvestment
   of distributions ................          859            33,612
  Shares redeemed ..................      (41,732)       (1,680,531)
                                      ------------------------------
  Net increase (decrease) ..........      394,593   $    16,885,865
                                      ------------------------------






72 | Annual Report

Franklin Value Investors Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)




                                       ----------------------------------------------------------------
                                            FRANKLIN MICROCAP                 FRANKLIN SMALL CAP
                                                VALUE FUND                        VALUE FUND
                                       ----------------------------------------------------------------
                                         SHARES          AMOUNT               SHARES       AMOUNT
                                       ----------------------------------------------------------------
CLASS A SHARES:
Year ended October 31, 2003
  Shares sold ......................    3,186,352   $    86,356,640        2,842,450   $   68,246,391
  Shares issued in reinvestment
   of distributions ................      520,399        12,317,864               --               --
  Shares redeemed ..................   (3,049,998)      (75,447,351)      (2,070,696)     (48,865,404)
                                       ----------------------------------------------------------------
  Net increase (decrease) ..........      656,753   $    23,227,153          771,754   $   19,380,987
                                       ----------------------------------------------------------------
Year ended October 31, 2002
  Shares sold ......................    4,231,090   $   107,810,709        5,083,372   $  132,849,233
  Shares issued in reinvestment
   of distributions ................      458,924        10,927,121            4,092          103,439
  Shares redeemed ..................   (6,033,298)     (153,101,309)      (2,984,302)     (74,562,634)
                                       ----------------------------------------------------------------
  Net increase (decrease) ..........   (1,343,284)  $   (34,363,479)       2,103,162   $   58,390,038
                                       ----------------------------------------------------------------
CLASS B SHARES:
Year ended October 31, 2003
  Shares sold ......................                                          633,600   $  14,738,289
  Shares redeemed ..................                                         (261,303)     (5,911,283)
                                                                           ----------------------------
  Net increase (decrease) ..........                                          372,297   $   8,827,006
                                                                           ----------------------------
Year ended October 31, 2002
  Shares sold ......................                                        1,175,097   $  30,003,089
  Shares redeemed ..................                                         (319,533)     (7,507,454)
                                                                           ----------------------------
  Net increase (decrease) ..........                                          855,564   $  22,495,635
                                                                           ----------------------------
CLASS C SHARES:
Year ended October 31, 2003
  Shares sold ......................                                        1,221,987   $  28,165,091
  Shares redeemed ..................                                         (974,388)    (21,995,765)
                                                                           ----------------------------
  Net increase (decrease) ..........                                          247,599   $   6,169,326
                                                                           ----------------------------
Year ended October 31, 2002
  Shares sold ......................                                        2,449,061   $  61,628,044
  Shares redeemed ..................                                       (1,009,398)    (24,188,069)
                                                                           ----------------------------
  Net increase (decrease) ..........                                        1,439,663   $  37,439,975
                                                                           ----------------------------
CLASS R SHARES:
Year ended October 31, 2003
  Shares sold ......................                                          234,973   $   5,623,929
  Shares redeemed ..................                                          (38,705)       (934,608)
                                                                           ----------------------------
  Net increase (decrease) ..........                                          196,268   $   4,689,321
                                                                           ----------------------------
Year ended October 31, 2002
  Shares sold ......................                                           49,629   $   1,106,802
  Shares redeemed ..................                                              (86)         (1,876)
                                                                           ----------------------------
  Net increase (decrease) ..........                                           49,543   $   1,104,926
                                                                           ----------------------------





                                                              Annual Report | 73

Franklin Value Investors Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)


                                                                             -------------------------
                                                                               FRANKLIN SMALL CAP
                                                                                   VALUE FUND
                                                                             -------------------------
                                                                              SHARES        AMOUNT
                                                                             -------------------------
ADVISOR CLASS SHARES:
Year ended October 31, 2003
  Shares sold ............................................................    153,439   $   3,802,161
  Shares redeemed ........................................................   (123,980)     (2,997,720)
                                                                             -------------------------
  Net increase (decrease) ................................................     29,459   $     804,441
                                                                             -------------------------
Period ended October 31, 2002 b
  Shares sold ............................................................    293,953   $   7,769,844
  Shares issued in reinvestment of distributions .........................        410          10,656
  Shares redeemed ........................................................    (71,566)     (1,815,012)
                                                                             -------------------------
  Net increase (decrease) ................................................    222,797   $   5,965,488
                                                                             -------------------------

a For the period January 1, 2002 (effective date) to October 31, 2002, and
  August 1, 2002 (effective date) to October 31, 2002, for the Franklin Balance Sheet Investment Fund and the Franklin Large Cap Value Fund, respectively.
b For the period August 1, 2002 (effective date) to October 31, 2002.



3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisory Services LLC (Advisory Services), Franklin Templeton Services LLC (FT Services), Franklin/Templeton Distributor Inc. (Distributors), and Franklin/Templeton Investor Services LLC (Investor Services), the Funds' investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Franklin Balance Sheet Investment Fund pays an investment management fee to Advisory Services based on the net assets of the fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

The Franklin Large Cap Value Fund pays an investment management fee to Advisory Services based on the net assets of the fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
         .550%          First $500 million
         .450%          Over $500 million, up to and including $1 billion
         .400%          Over $1 billion, up to and including $1.5 billion

Fees are further reduced on net assets over $1.5 billion.








74 | Annual Report

Franklin Value Investors Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)




The Franklin MicroCap Value Fund pays an investment management fee to Advisory Services of .75% per year of the average daily net assets of the fund.

The Franklin Small Cap Value Fund pays an investment management fee to Advisory Services based on the net assets of the fund as follows:

--------------------------------------------------------------------------
  ANNUALIZED FEE RATE   AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------
         .750%          First $500 million
         .625%          Over $500 million, up to and including $1 billion
         .500%          Over $1 billion

The Franklin Large Cap Value Fund pays an administrative fee to FT Services of ..20% per year of the fund's average daily net assets.

Under an agreement with Advisory Services, FT Services provides administrative services to the Franklin Balance Sheet Investment Fund, the Franklin MicroCap Value Fund, and the Franklin Small Cap Value Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the funds.

The Funds reimburse Distributors for costs incurred in marketing the Funds' shares up to a certain percentage per year of their average daily net assets of each class as follows:

                                               -------------------------------------------------------
                                                   FRANKLIN        FRANKLIN    FRANKLIN     FRANKLIN
                                                BALANCE SHEET      LARGE CAP   MICROCAP     SMALL CAP
                                                INVESTMENT FUND   VALUE FUND  VALUE FUND   VALUE FUND
                                               -------------------------------------------------------
Class A ......................................        .25%            .35%        .25%         .35%
Class B ......................................       1.00%           1.00%          --        1.00%
Class C ......................................       1.00%           1.00%          --        1.00%
Class R ......................................        .50%            .50%          --         .50%

Distributors received (paid) net commissions from (on) sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:

                                               -------------------------------------------------------
                                                   FRANKLIN       FRANKLIN     FRANKLIN     FRANKLIN
                                                 BALANCE SHEET    LARGE CAP    MICROCAP     SMALL CAP
                                                INVESTMENT FUND  VALUE FUND   VALUE FUND   VALUE FUND
                                               -------------------------------------------------------
Net commissions received (paid) ..............       $(965,731)  $ (179,757)    $ 97,268   $ (611,762)
Contingent deferred sales charges ............       $ 290,954   $   31,361     $   784    $  109,090

The Funds paid transfer agent fees as noted in the Statement of Operations of which the following amounts were paid to Investor Services.

                                               -------------------------------------------------------
                                                   FRANKLIN       FRANKLIN     FRANKLIN     FRANKLIN
                                                 BALANCE SHEET    LARGE CAP    MICROCAP     SMALL CAP
                                                INVESTMENT FUND  VALUE FUND   VALUE FUND   VALUE FUND
                                               -------------------------------------------------------
Transfer agent fees ..........................     $3,701,833      $119,399    $321,229    $  606,296








                                                              Annual Report | 75

Franklin Value Investors Trust

4. INCOME TAXES



At October 31, 2003, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                               ---------------------------
                                                 FRANKLIN      FRANKLIN
                                                 LARGE CAP     SMALL CAP
                                                VALUE FUND    VALUE FUND
                                               ---------------------------
Capital loss carryovers expiring in:
 2007 ........................................  $       --   $ 18,385,987
 2008 ........................................          --      1,120,571
 2010 ........................................   1,617,513      2,477,451
 2011 ........................................   1,075,480      8,539,454
                                               ---------------------------
                                                $2,692,993   $ 30,523,463
                                               ---------------------------

The tax character of distributions paid during the years ended October 31, 2003 and 2002, was as follows:

                                              --------------------------------------------------------
                                                   FRANKLIN BALANCE              FRANKLIN LARGE CAP
                                                 SHEET INVESTMENT FUND               VALUE FUND
                                              --------------------------------------------------------
                                                 2003           2002              2003        2002
                                              --------------------------------------------------------
Distributions paid from:
 Ordinary income ...........................  $21,999,961    $17,405,967         $248,473    $486,562
 Long term capital gain ....................   11,637,026     41,623,647               --      32,349
                                              --------------------------------------------------------
                                              $33,636,987    $59,029,614         $248,473    $518,911
                                              --------------------------------------------------------


                                              --------------------------------------------------------
                                                   FRANKLIN MICROCAP             FRANKLIN SMALL CAP
                                                      VALUE FUND                     VALUE FUND
                                              --------------------------------------------------------
                                                 2003           2002              2003        2002
                                              --------------------------------------------------------
Distributions paid from:
 Ordinary income ...........................  $ 3,874,717    $ 2,280,259             $ --    $     --
 Long term capital gain ....................    9,794,643     10,361,571               --          --
                                              --------------------------------------------------------
                                               13,669,360     12,641,830               --          --
 Return of capital .........................           --             --               --     128,689
                                              --------------------------------------------------------
                                              $13,669,360    $12,641,830             $ --    $128,689
                                              --------------------------------------------------------

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and partnership distribution.

Net realized gains (losses) differs for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and partnership distribution.

The Franklin Balance Sheet Investment Fund and the Franklin MicroCap Value Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for tax purposes.








76 | Annual Report

Franklin Value Investors Trust

4. INCOME TAXES (CONTINUED)




At October 31, 2003, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

                                     -----------------------------------------------------------------
                                        FRANKLIN          FRANKLIN         FRANKLIN       FRANKLIN
                                      BALANCE SHEET       LARGE CAP        MICROCAP       SMALL CAP
                                     INVESTMENT FUND     VALUE FUND       VALUE FUND     VALUE FUND
                                     -----------------------------------------------------------------
Cost of investments ...............  $ 2,632,890,694   $  96,515,123   $ 230,265,270   $  326,385,318
                                     -----------------------------------------------------------------
Unrealized appreciation ...........      776,212,162      10,065,385      84,993,581       68,868,539
Unrealized depreciation ...........     (100,858,386)     (2,664,052)     (7,187,365)     (17,573,247)
                                     -----------------------------------------------------------------
Net unrealized appreciation
 (depreciation) ...................  $   675,353,776   $   7,401,333   $  77,806,216   $   51,295,292
                                     -----------------------------------------------------------------
Undistributed ordinary income .....  $     5,621,972   $     168,362   $          --   $           --
Undistributed long term capital
 gains ............................       22,442,635              --       7,050,718               --
                                     -----------------------------------------------------------------
Distributable earnings ............  $    28,064,607   $     168,362   $   7,050,718   $           --
                                     -----------------------------------------------------------------



5. INVESTMENT TRANSACTIONS


Purchases and sales of investments (excluding short-term securities) for the year ended October 31, 2003 were as follows:

                                        --------------------------------------------------------------
                                           FRANKLIN         FRANKLIN       FRANKLIN       FRANKLIN
                                         BALANCE SHEET      LARGE CAP      MICROCAP       SMALL CAP
                                        INVESTMENT FUND    VALUE FUND     VALUE FUND     VALUE FUND
                                        --------------------------------------------------------------
Purchases ...........................    $  306,958,704   $42,173,515    $ 30,137,945   $  67,750,088
Sales ...............................    $  266,241,449   $17,177,980    $ 54,025,528   $  40,917,099



6. INVESTMENTS IN THE FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the investment manager). Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

The Funds earned dividend income from investment in the Sweep Money Fund for the year ended October 31, 2003, as follows:

                                                ------------------------------------------------------
                                                   FRANKLIN       FRANKLIN     FRANKLIN     FRANKLIN
                                                 BALANCE SHEET    LARGE CAP    MICROCAP     SMALL CAP
                                                INVESTMENT FUND  VALUE FUND   VALUE FUND   VALUE FUND
                                                ------------------------------------------------------
Dividend income ..............................   $1,479,682         $76,840     $112,191     $110,831






                                                              Annual Report | 77

Franklin Value Investors Trust

7. DEFAULTED SECURITIES





The Franklin Balance Sheet Investment Fund and the Franklin Small Cap Value Fund held defaulted securities for which the income has been deemed uncollectible. The funds discontinue accruing income on these securities and provide an estimate for losses on interest receivable. For information as to specific securities, see the accompanying Statement of Investments.


8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund and the Franklin MicroCap Value Fund at October 31, 2003 were as shown below.

----------------------------------------------------------------------------------------------------------------------------
                                         NUMBER OF
                                        SHARES HELD                         NUMBER OF
                                       AT BEGINNING   GROSS      GROSS   SHARES HELD AT   VALUE AT   DIVIDEND   REALIZED
  NAME OF ISSUER                          OF YEAR   ADDITIONS  REDUCTIONS  END OF YEAR  END OF YEAR   INCOME   GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BALANCE SHEET INVESTMENT FUND
  Alaska Air Group Inc.                  1,350,600        --         --      1,350,600  $38,883,774 $       -- $        --
  Aztar Corp.                            3,000,000        --         --      3,000,000   62,640,000         --          --
  Champps Entertainment Inc.               950,000        --     30,000        920,000    7,231,200         --     106,798
  Delta Woodside Industries Inc.           560,000        --         --        560,000    1,148,000         --          --
  DIMON Inc.                             2,504,200        --         --      2,504,200   18,030,240    751,260          --
  Dollar Thrifty Automotive Group Inc.   1,705,700    94,300         --      1,800,000   47,142,000         --          --
  ESCO Technologies Inc.                   669,000        --     50,600        618,400            a         --   1,322,318
  Handleman Co.                          1,750,000        --    450,000      1,300,000   23,075,000     95,718   4,299,053
  Haverty Furniture Cos. Inc.              920,000        --         --        920,000   19,090,000    211,600          --
  Insteel Industries Inc.                  560,000        --         --        560,000      375,200         --          --
  Kaneb Services LLC                       997,500        --    997,500             --            a         --   3,629,759
  Nash-Finch Co.                           800,000        --    800,000             --            a     72,000  (8,757,353)
  Syms Corp.                             1,430,000        --         --      1,430,000    9,581,000         --          --
  Tecumseh Products Co., A                 500,000   278,900         --        778,900   31,919,322    640,000          --
  Tecumseh Products Co., B                 275,000    25,000         --        300,000   12,000,000    360,000          --
  Tommy Hilfiger Corp                    4,543,600        --  1,743,600      2,800,000            a         --  (8,517,642)
  Xanser Corp.                           2,986,700        --    186,700      2,800,000    6,944,000         --    (769,939)
                                                                                       ------------------------------------
  TOTAL NON-CONTROLLED AFFILIATED ISSUERS                                              $278,059,736 $2,130,578 $(8,687,006)
                                                                                       ------------------------------------





78 | Annual Report

Franklin Value Investors Trust

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)



------------------------------------------------------------------------------------------------------------------------------
                                         NUMBER OF
                                        SHARES HELD                         NUMBER OF
                                       AT BEGINNING   GROSS      GROSS   SHARES HELD AT   VALUE AT      DIVIDEND   REALIZED
  NAME OF ISSUER                          OF YEAR   ADDITIONS  REDUCTIONS  END OF YEAR  END OF YEAR      INCOME   GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MICROCAP VALUE FUND
  ACMAT Corp., A                            443,500       --      50,700     392,800   $ 4,935,532      $     -- $  (275,524)
  Airnet System Inc.                        641,000       --     641,000          --             a            --  (2,293,464)
  American Pacific Corp.                    680,000       --      11,100     668,900     6,153,880            --       3,880
  Art's-Way Manufacturing Co. Inc.          134,500       --          --     134,500     650,845              --          --
  Commonwealth Industries Inc.            1,000,000       --     130,000     870,000     5,959,500       140,000     131,195
  Continental Materials Corp.               100,000    4,500       5,000      99,500     2,735,753            --      28,761
  Delta Apparel Inc.                        435,000       --      95,000     340,000     5,521,600        84,300     671,897
  Duckwall-ALCO Stores Inc.                 231,100   68,900          --     300,000     4,464,000            --          --
  ECC International Corp.                   500,000       --     500,000          --             a            --   1,046,991
  Ecology & Environment Inc., A             290,000       --      60,000     230,000     2,311,500        85,500     (25,589)
  Espey Manufacturing & Electronics Corp.    79,800       --       1,800      78,000     1,901,640        70,268       6,918
  Fresh Brands Inc.                         264,000       --          --     264,000     3,358,080        95,040          --
  GA Financial Inc.                         270,000       --      98,000     172,000             a       165,400     935,194
  Gehl Co.                                  332,500   72,700          --     405,200     6,231,976            --          --
  Haggar Corp.                              567,900       --     147,900     420,000     6,678,000        92,845      52,741
  Hardinge Inc.                             706,000   70,600      76,600     700,000     6,475,000        13,910    (337,784)
  International Shipholding Corp.           560,000       --      80,000     480,000     4,783,200            --     (14,098)
  Invivo Corp.                              280,000  134,000      12,000     402,000     6,572,700            --      36,765
  Layne Christensen Co.                     750,000       --     220,000     530,000             a            --    (356,453)
  Merchants Group Inc.                      225,000       --      35,000     190,000     4,297,800        82,500     109,480
  Nashua Corp.                              470,000   25,000      20,000     475,000     4,137,250            --     (89,293)
  National R.V. Holdings Inc.               574,500       --     174,500     400,000             a            --  (1,466,175)
  S&K Famous Brands Inc.                    286,000       --      26,000     260,000     4,425,200            --      94,937
  Seneca Foods Corp., A                     262,600       --       6,000     256,600     5,126,868            --      18,700
  Seneca Foods Corp., B                     121,500       --          --     121,500     2,490,750            --          --
  United Retail Group Inc.                1,000,600       --     170,600     830,000     2,780,500            --    (836,604)
  Village Super Market Inc., A              110,675       --          --     110,675     2,989,332        14,388          --
  Zemex Corp. (Canada)                      480,000       --     480,000          --             a            --     600,543
                                                                                       --------------------------------------
  TOTAL NON-CONTROLLED AFFILIATED ISSUERS                                              $94,980,906      $844,151 $(1,956,982)
                                                                                       --------------------------------------

a As of October 31, 2003, no longer an affiliate.






                                                              Annual Report | 79

Franklin Value Investors Trust

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN VALUE INVESTORS TRUST

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting the Franklin Value Investors Trust (hereafter referred to as the "Funds") at October 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
December 3, 2003





80 | Annual Report

Franklin Value Investors Trust

TAX DESIGNATION (UNAUDITED)


Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Funds hereby designate the following amounts as capital gain dividends for the fiscal year ended October 31, 2003:

                                      ----------------------------
                                         FRANKLIN       FRANKLIN
                                       BALANCE SHEET    MICROCAP
                                      INVESTMENT FUND  VALUE FUND
                                      ----------------------------
                                         $23,195,872   $7,256,754

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under
Section 1(h)(11) of the Code for the fiscal year ended October 31, 2003.

                              ---------------------------------------------
                                   FRANKLIN        FRANKLIN      FRANKLIN
                                 BALANCE SHEET     LARGE CAP     MICROCAP
                                INVESTMENT FUND   VALUE FUND    VALUE FUND
                              ---------------------------------------------
                                  $21,915,195     $1,119,934    $1,795,299

In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended October 31, 2003:

                              -------------------------------------------
                                  FRANKLIN        FRANKLIN     FRANKLIN
                                BALANCE SHEET     LARGE CAP    MICROCAP
                               INVESTMENT FUND   VALUE FUND   VALUE FUND
                              -------------------------------------------
                                    100.00%        100.00%      60.30%





                                                              Annual Report | 81

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
FRANK T. CROHN (79)              Trustee        Since 1989       5                          Director, Unity Mutual Life Insurance
One Franklin Parkway                                                                        Company
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Eastport Lobster & Fish Company; and FORMERLY, Chief Executive Officer and Chairman, Financial Benefit Life Insurance
Company (insurance and annuities) (until 1996); Chief Executive Officer National Benefit Life Insurance Co. (insurance)
(1963-1982); and Director, AmVestors Financial Corporation (until 1997).
------------------------------------------------------------------------------------------------------------------------------------
BURTON J. GREENWALD (73)         Trustee        Since 2001       12                         Director, Fiduciary Emerging Markets
One Franklin Parkway                                                                        Bond Fund PLC and Fiduciary
San Mateo, CA 94403-1906                                                                    International Ireland Limited.

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Managing Director, B.J. Greenwald Associates, management consultants to the financial services industry.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RUBENS II (73)           Trustee        Since 1989       12                         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Private investor.
------------------------------------------------------------------------------------------------------------------------------------
LEONARD RUBIN (78)               Trustee        Since 1989       12                         None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Partner in LDR Equities, LLC (manages personal investments); and FORMERLY, President, F.N.C. Textiles, Inc.; and Chairman of the
Board, Carolace Embroidery Co., Inc. (until 1996)
------------------------------------------------------------------------------------------------------------------------------------



82 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**WILLIAM J. LIPPMAN (78)        Trustee,       Trustee and      18                         None
One Parker Plaza, 9th Floor      President and  President since
Fort Lee, NJ 07024               Chief          1989 and Chief
                                 Executive      Executive Officer
                                 Officer-       - Investment
                                 Investment     Management
                                 Management     since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Private Client Group, Inc.; President, Franklin Advisory Services, LLC.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of two of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (58)             Vice President Since 1989       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (43)          Vice President Since 1995       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating
Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory
Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------



                                                              Annual Report | 83

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION       TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)            Senior Vice    Since 2002       Not Applicable             None
500 East Broward Blvd.           President
Suite 2100                       and Chief
Fort Lauderdale, FL 33394-3091   Executive
                                 Officer-
                                 Finance and
                                 Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (56)               Vice President Since 2000       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (56)            Vice President Since 2000       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc.,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (63)      Vice President Since 1989       Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member-Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------




84 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS          POSITION         TIME SERVED      BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O.  MAGDOL (66)        Vice President   Since 2002       Not Applicable             Director, FTI Banque, Arch Chemicals,
600 Fifth Avenue               -AML                                                         Inc. and Lingnan Foundation.
Rockefeller Center             Compliance
New York, NY 10048-0772

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLEY H. MONASTERIO (39)   Treasurer and    Treasurer since  Not Applicable             None
One Franklin Parkway           Chief Financial  2000 and Chief
San Mateo, CA 94403-1906       Officer          Financial Officer
                                                since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (66)         Vice President   Since 2000       Not Applicable             None
One Franklin Parkway           and Secretary
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and
Director, Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------


* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**William J. Lippman is considered an interested person of the Trust under the federal securities laws due to his position as an officer of some of the subsidiaries of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAVE DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK T. CROHN AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. CROHN, WHO CURRENTLY IS A DIRECTOR OF VARIOUS COMPANIES AND CHAIRS THE FUNDS AUDIT COMMITTEE, QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS BUSINESS BACKGROUND AND EXPERIENCE, WHICH INCLUDES SERVICE AS CHIEF EXECUTIVE OFFICER OF NATIONAL BENEFIT LIFE INSURANCE COMPANY (1963-1982), CHIEF EXECUTIVE OFFICER OF FINANCIAL BENEFIT LIFE INSURANCE COMPANY (1982-1996), AND SERVICE AS A DIRECTOR OF AMVESTORS FINANCIAL CORPORATION UNTIL 1997. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. CROHN HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. CROHN IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.




                                                              Annual Report | 85

Franklin Value Investors Trust

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.



86 | Annual Report

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
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
Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS



INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 3
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 4
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6,7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 4
Franklin Income Fund
Franklin Money Fund 6,7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio 6
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME 8
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 6,7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia



INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 11


1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders as well as select retirement plans.

3. Effective June 30, 2003, the fund reopened to all new investors.

4. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

5. Upon reaching approximately $350 million in assets, the fund intends to close to all investors.

6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.

8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

9. Portfolio of insured municipal securities.

10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and money market portfolios (CA and NY).

11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.



11/03                                              Not part of the annual report

         [LOGO]
FRANKLIN[R] TEMPLETON[R]           One Franklin Parkway
       INVESTMENTS                 San Mateo, CA 94403-1906



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN VALUE INVESTORS TRUST


INVESTMENT MANAGER
Franklin Advisory Services, LLC
One Parker Plaza
Ninth Floor
Fort Lee, NJ 07024

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Value Investors Trust prospectus, which contains more complete information including charges, expenses and risks.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



FVIT A2003 12/03









ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS FRANK T. CROHN, AND HE IS "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    December 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    December 31, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    December 31, 2003